UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05823

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302, New York, New York 10038

(Address of Principal Executive Offices)

Carole M. Laible

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: July 31, 2024

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Annual Shareholder Report

July 31, 2024

Domini Sustainable Solutions Fund℠

INSTITUTIONAL SHARES | LIFEX

Shareholder Report Overview

This shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$124	1.15%

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 15.37% for the trailing twelve months ended July 31, 2024, outperforming the MSCI World Equal Weighted Net Total Return Index (the “benchmark”), which returned 9.86%, and underperforming the MSCI World Investable Market Net Total Return Index, which returned 17.55%. This Fund is a high-conviction portfolio of fewer than 50 names, constructed through bottom-up stock selection, and it is not managed or constrained to a benchmark.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

Several of the top individual contributors to the Fund’s performance relative to the benchmark were Industrials sector companies in Domini’s ‘Sustainable Communities’ theme, including building systems contractor Comfort Systems USA and Dutch sustainable design and engineering firm Arcadis; as well as Information Technology sector companies in Domini’s ‘Digital Divide’ theme, including cybersecurity companies CrowdStrike and Palo Alto Networks. Fund investments that detracted from performance during the twelve-month period included several Health Care sector companies in Domini’s ‘Health and Well-Being’ theme, including medical device makers Inspire Medical Systems and Dexcom, as well as companies in Domini’s ‘Low-Carbon Transition’ theme, including renewable energy and energy efficiency company Ameresco and electric vehicle manufacturer Tesla.

  Top Absolute Contributors ↑

  Top Absolute Detractors ↓

  Sectors:

  Industrials (overweight)

  Information Technology (overweight)

  Financials (underweight)

  Stocks:

  CrowdStrike Holdings, Inc. (overweight)

  Comfort Systems USA, Inc. (out-of-benchmark)

  Arcadis N.V. (out-of-benchmark)

  Sectors:

  Financials (underweight)

  Consumer Discretionary (underweight)

  Energy (excluded)

  Stocks:

  Inspire Medical Systems, Inc. (out-of-benchmark)

  Tesla, Inc. (overweight)

  STMicroelectronics N.V. (overweight)

Annual Shareholder Report

July 31, 2024

LIFEX07312024

Domini Sustainable Solutions Fund℠

Institutional shares

July 31, 2024

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $500,000 INVESTMENT (as of 7/31/2024)

	Institutional shares	MSCI World Equal Weighted Index (net)	MSCI World Investable Market Index (net)
4/1/2020	$500,000	$500,000	$500,000
4/30/2020	$584,000	$551,030	$556,010
5/31/2020	$643,500	$581,419	$584,278
6/30/2020	$680,500	$592,620	$599,682
7/31/2020	$764,500	$610,794	$627,766
8/31/2020	$824,500	$645,808	$669,004
9/30/2020	$831,000	$630,282	$646,905
10/31/2020	$821,500	$616,886	$629,322
11/30/2020	$944,000	$709,275	$711,701
12/31/2020	$1,005,703	$739,411	$744,558
1/31/2021	$1,037,745	$734,492	$739,972
2/28/2021	$990,199	$758,678	$761,206
3/31/2021	$935,418	$784,777	$785,340
4/30/2021	$937,485	$811,460	$821,114
5/31/2021	$914,229	$828,977	$832,328
6/30/2021	$971,077	$828,857	$843,344
7/31/2021	$988,132	$834,769	$855,764
8/31/2021	$1,007,253	$851,916	$876,998
9/30/2021	$954,023	$824,655	$841,738
10/31/2021	$1,060,484	$850,845	$887,224
11/30/2021	$982,964	$815,068	$864,850
12/31/2021	$942,931	$849,397	$901,204
1/31/2022	$830,729	$804,800	$851,044
2/28/2022	$825,874	$796,577	$832,287
3/31/2022	$852,846	$805,008	$853,293
4/30/2022	$733,091	$745,361	$782,916
5/31/2022	$729,315	$747,626	$783,244
6/30/2022	$674,293	$678,097	$714,154
7/31/2022	$747,117	$724,118	$771,842
8/31/2022	$710,974	$695,261	$740,420
9/30/2022	$654,334	$626,223	$670,746
10/31/2022	$695,331	$665,011	$719,592
11/30/2022	$732,012	$722,700	$768,956
12/31/2022	$687,779	$706,658	$737,027
1/31/2023	$738,486	$764,165	$791,059
2/28/2023	$732,012	$743,464	$772,390
3/31/2023	$734,170	$748,720	$791,082
4/30/2023	$702,883	$758,408	$803,343
5/31/2023	$694,252	$730,774	$793,751
6/30/2023	$735,249	$770,528	$841,932
7/31/2023	$754,129	$803,650	$871,652
8/31/2023	$732,012	$773,859	$849,478
9/30/2023	$699,646	$741,021	$811,977
10/31/2023	$666,741	$705,552	$785,629
11/30/2023	$735,788	$773,428	$859,231
12/31/2023	$780,562	$824,700	$905,640
1/31/2024	$791,890	$816,967	$912,606
2/29/2024	$838,281	$835,165	$950,436
3/31/2024	$849,609	$865,770	$981,652
4/30/2024	$811,309	$833,857	$943,694
5/31/2024	$867,410	$860,457	$985,920
6/30/2024	$862,989	$846,781	$1,001,871
7/31/2024	$870,010	$882,870	$1,024,661

Average Annual Total Returns (as of 7/31/24)

Name	1 Year	Since Inception (4/1/20)
Institutional shares	15.37%	13.64%
MSCI World Equal Weighted Index (net)	9.86%	14.01%
MSCI World Investable Market Index (net)	17.55%	17.99%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$36,490,552
Total number of portfolio holdings	44
Portfolio turnover rate	45%
Total advisory fees paid	$286,956

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Palo Alto Networks, Inc.	4.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.3%
Schneider Electric SE	3.6%
Veralto Corp.	3.5%
Wolters Kluwer NV	3.5%
GSK PLC	3.4%
ASML Holding NV	3.3%
Hologic, Inc.	3.2%
Halozyme Therapeutics, Inc.	3.2%
Resona Holdings, Inc.	3.1%

Annual Shareholder Report

July 31, 2024

Domini Sustainable Solutions Fund℠

Institutional shares

July 31, 2024

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
Communication Services	1.8%
Consumer Staples	3.4%
Consumer Discretionary	7.6%
Financials	11.0%
Health Care	17.7%
Information Technology	25.6%
Industrials	30.6%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
OtherFootnote Reference*	7.4%
France	2.5%
Germany	5.8%
Japan	5.8%
Netherlands	9.7%
United States	66.5%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2024

Domini Sustainable Solutions Fund℠

Institutional shares

Annual Shareholder Report

July 31, 2024

Domini Sustainable Solutions Fund℠

INVESTOR SHARES | CAREX

Shareholder Report Overview

This shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$151	1.40%

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 15.06% for the trailing twelve months ended July 31, 2024, outperforming the MSCI World Equal Weighted Net Total Return Index (the “benchmark”), which returned 9.86%, and underperforming the MSCI World Investable Market Net Total Return Index, which returned 17.55%. This Fund is a high-conviction portfolio of fewer than 50 names, constructed through bottom-up stock selection, and it is not managed or constrained to a benchmark.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

Several of the top individual contributors to the Fund’s performance relative to the benchmark were Industrials sector companies in Domini’s ‘Sustainable Communities’ theme, including building systems contractor Comfort Systems USA and Dutch sustainable design and engineering firm Arcadis; as well as Information Technology sector companies in Domini’s ‘Digital Divide’ theme, including cybersecurity companies CrowdStrike and Palo Alto Networks. Fund investments that detracted from performance during the twelve-month period included several Health Care sector companies in Domini’s ‘Health and Well-Being’ theme, including medical device makers Inspire Medical Systems and Dexcom, as well as companies in Domini’s ‘Low-Carbon Transition’ theme, including renewable energy and energy efficiency company Ameresco and electric vehicle manufacturer Tesla.

  Top Absolute Contributors ↑

  Top Absolute Detractors ↓

  Sectors:

  Industrials (overweight)

  Information Technology (overweight)

  Financials (underweight)

  Stocks:

  CrowdStrike Holdings, Inc. (overweight)

  Comfort Systems USA, Inc. (out-of-benchmark)

  Arcadis N.V. (out-of-benchmark)

  Sectors:

  Financials (underweight)

  Consumer Discretionary (underweight)

  Energy (excluded)

  Stocks:

  Inspire Medical Systems, Inc. (out-of-benchmark)

  Tesla, Inc. (overweight)

  STMicroelectronics N.V. (overweight)

Annual Shareholder Report

July 31, 2024

CAREX07312024

Domini Sustainable Solutions Fund℠

Investor shares

July 31, 2024

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2024)

	Investor shares	MSCI World Equal Weighted Index (net)	MSCI World Investable Market Index (net)
4/1/2020	$10,000	$10,000	$10,000
4/30/2020	$11,680	$11,021	$11,120
5/31/2020	$12,870	$11,628	$11,686
6/30/2020	$13,600	$11,852	$11,994
7/31/2020	$15,280	$12,216	$12,555
8/31/2020	$16,480	$12,916	$13,380
9/30/2020	$16,600	$12,606	$12,938
10/31/2020	$16,410	$12,338	$12,586
11/30/2020	$18,850	$14,186	$14,234
12/31/2020	$20,084	$14,788	$14,891
1/31/2021	$20,715	$14,690	$14,799
2/28/2021	$19,764	$15,174	$15,224
3/31/2021	$18,658	$15,696	$15,707
4/30/2021	$18,709	$16,229	$16,422
5/31/2021	$18,234	$16,580	$16,647
6/30/2021	$19,371	$16,577	$16,867
7/31/2021	$19,702	$16,695	$17,115
8/31/2021	$20,074	$17,038	$17,540
9/30/2021	$19,009	$16,493	$16,835
10/31/2021	$21,138	$17,017	$17,744
11/30/2021	$19,588	$16,301	$17,297
12/31/2021	$18,776	$16,988	$18,024
1/31/2022	$16,546	$16,096	$17,021
2/28/2022	$16,439	$15,932	$16,646
3/31/2022	$16,977	$16,100	$17,066
4/30/2022	$14,597	$14,907	$15,658
5/31/2022	$14,510	$14,953	$15,665
6/30/2022	$13,412	$13,562	$14,283
7/31/2022	$14,855	$14,482	$15,437
8/31/2022	$14,133	$13,905	$14,808
9/30/2022	$13,002	$12,524	$13,415
10/31/2022	$13,821	$13,300	$14,392
11/30/2022	$14,554	$14,454	$15,379
12/31/2022	$13,670	$14,133	$14,741
1/31/2023	$14,672	$15,283	$15,821
2/28/2023	$14,532	$14,869	$15,448
3/31/2023	$14,575	$14,974	$15,822
4/30/2023	$13,950	$15,168	$16,067
5/31/2023	$13,778	$14,615	$15,875
6/30/2023	$14,586	$15,411	$16,839
7/31/2023	$14,963	$16,073	$17,433
8/31/2023	$14,521	$15,477	$16,990
9/30/2023	$13,875	$14,820	$16,240
10/31/2023	$13,218	$14,111	$15,713
11/30/2023	$14,586	$15,469	$17,185
12/31/2023	$15,469	$16,494	$18,113
1/31/2024	$15,695	$16,339	$18,252
2/29/2024	$16,611	$16,703	$19,009
3/31/2024	$16,837	$17,315	$19,633
4/30/2024	$16,072	$16,677	$18,874
5/31/2024	$17,182	$17,209	$19,718
6/30/2024	$17,088	$16,936	$20,037
7/31/2024	$17,217	$17,657	$20,493

Average Annual Total Returns (as of 7/31/24)

Name	1 Year	Since Inception (4/1/20)
Investor shares	15.06%	13.36%
MSCI World Equal Weighted Index (net)	9.86%	14.01%
MSCI World Investable Market Index (net)	17.55%	17.99%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$36,490,552
Total number of portfolio holdings	44
Portfolio turnover rate	45%
Total advisory fees paid	$286,956

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Palo Alto Networks, Inc.	4.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.3%
Schneider Electric SE	3.6%
Veralto Corp.	3.5%
Wolters Kluwer NV	3.5%
GSK PLC	3.4%
ASML Holding NV	3.3%
Hologic, Inc.	3.2%
Halozyme Therapeutics, Inc.	3.2%
Resona Holdings, Inc.	3.1%

Annual Shareholder Report

July 31, 2024

Domini Sustainable Solutions Fund℠

Investor shares

July 31, 2024

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
Communication Services	1.8%
Consumer Staples	3.4%
Consumer Discretionary	7.6%
Financials	11.0%
Health Care	17.7%
Information Technology	25.6%
Industrials	30.6%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	2.3%
OtherFootnote Reference*	7.4%
France	2.5%
Germany	5.8%
Japan	5.8%
Netherlands	9.7%
United States	66.5%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2024

Domini Sustainable Solutions Fund℠

Investor shares

Annual Shareholder Report

July 31, 2024

Domini Impact Bond Fund℠

CLASS Y SHARES | DSBYX

Shareholder Report Overview

This shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$67	0.65%

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y Shares returned 6.41% for the trailing twelve months ended July 31, 2024, outperforming the Bloomberg US Aggregate Bond Index (the “benchmark”), which returned 5.1%.

U.S. fixed-income sectors generated positive returns over the period. Interest rate volatility remained elevated, and most sovereign yields generally ended lower, as geopolitical uncertainty rose and major central banks increasingly diverged in their monetary policy paths. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best.

The Fund’s credit positioning contributed to benchmark-relative results, including its overweight to taxable municipal bonds, which benefitted from conservative financial policies and federal fiscal stimulus. The Fund’s out-of-benchmark allocations to high-yield credit and bank loans were also additive. The Fund’s positioning in securitized sectors also contributed positively, including overweight allocations and selection among commercial mortgage-backed securities (CMBS) and agency mortgage-backed securities (MBS). The Fund was positioned with a longer duration posture relative to the benchmark during most of the period. In aggregate, duration and yield-curve positioning had a positive impact on relative results.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Investment-Grade Credit

  US Government Agencies

  High-Yield Credit

  Other (primarily includes convertible bonds, equities, and preferred stock)

Annual Shareholder Report

July 31, 2024

DSBYX07312024

Domini Impact Bond Fund℠

Class Y shares

July 31, 2024

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2024)

	Class Y shares	Bloomberg U.S. Aggregate Bond Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,074	$10,110
9/30/2014	$10,024	$10,042
10/31/2014	$10,098	$10,140
11/30/2014	$10,146	$10,211
12/31/2014	$10,132	$10,221
1/31/2015	$10,324	$10,435
2/28/2015	$10,201	$10,337
3/31/2015	$10,234	$10,385
4/30/2015	$10,185	$10,347
5/31/2015	$10,180	$10,323
6/30/2015	$10,022	$10,210
7/31/2015	$10,090	$10,281
8/31/2015	$10,069	$10,267
9/30/2015	$10,137	$10,337
10/31/2015	$10,134	$10,339
11/30/2015	$10,132	$10,312
12/31/2015	$10,085	$10,279
1/31/2016	$10,223	$10,421
2/29/2016	$10,270	$10,495
3/31/2016	$10,401	$10,591
4/30/2016	$10,467	$10,632
5/31/2016	$10,487	$10,635
6/30/2016	$10,646	$10,826
7/31/2016	$10,770	$10,895
8/31/2016	$10,781	$10,883
9/30/2016	$10,779	$10,876
10/31/2016	$10,675	$10,793
11/30/2016	$10,421	$10,538
12/31/2016	$10,433	$10,552
1/31/2017	$10,451	$10,573
2/28/2017	$10,525	$10,644
3/31/2017	$10,516	$10,639
4/30/2017	$10,610	$10,721
5/31/2017	$10,695	$10,803
6/30/2017	$10,686	$10,793
7/31/2017	$10,735	$10,839
8/31/2017	$10,830	$10,937
9/30/2017	$10,782	$10,884
10/31/2017	$10,786	$10,891
11/30/2017	$10,787	$10,876
12/31/2017	$10,834	$10,926
1/31/2018	$10,702	$10,801
2/28/2018	$10,617	$10,698
3/31/2018	$10,677	$10,767
4/30/2018	$10,602	$10,687
5/31/2018	$10,672	$10,762
6/30/2018	$10,666	$10,750
7/31/2018	$10,655	$10,752
8/31/2018	$10,716	$10,821
9/30/2018	$10,650	$10,751
10/31/2018	$10,552	$10,666
11/30/2018	$10,595	$10,730
12/31/2018	$10,735	$10,928
1/31/2019	$10,868	$11,044
2/28/2019	$10,896	$11,037
3/31/2019	$11,081	$11,249
4/30/2019	$11,114	$11,252
5/31/2019	$11,307	$11,453
6/30/2019	$11,440	$11,597
7/31/2019	$11,483	$11,622
8/31/2019	$11,776	$11,923
9/30/2019	$11,717	$11,860
10/31/2019	$11,741	$11,896
11/30/2019	$11,729	$11,890
12/31/2019	$11,716	$11,882
1/31/2020	$11,923	$12,110
2/29/2020	$12,122	$12,328
3/31/2020	$11,948	$12,255
4/30/2020	$12,242	$12,473
5/31/2020	$12,355	$12,532
6/30/2020	$12,526	$12,611
7/31/2020	$12,759	$12,798
8/31/2020	$12,724	$12,695
9/30/2020	$12,709	$12,688
10/31/2020	$12,624	$12,631
11/30/2020	$12,816	$12,755
12/31/2020	$12,896	$12,773
1/31/2021	$12,869	$12,681
2/28/2021	$12,673	$12,498
3/31/2021	$12,529	$12,342
4/30/2021	$12,640	$12,440
5/31/2021	$12,665	$12,481
6/30/2021	$12,798	$12,568
7/31/2021	$12,898	$12,709
8/31/2021	$12,903	$12,685
9/30/2021	$12,800	$12,574
10/31/2021	$12,804	$12,571
11/30/2021	$12,820	$12,608
12/31/2021	$12,804	$12,576
1/31/2022	$12,514	$12,305
2/28/2022	$12,347	$12,167
3/31/2022	$11,974	$11,829
4/30/2022	$11,513	$11,381
5/31/2022	$11,533	$11,454
6/30/2022	$11,270	$11,274
7/31/2022	$11,567	$11,549
8/31/2022	$11,292	$11,224
9/30/2022	$10,775	$10,739
10/31/2022	$10,577	$10,600
11/30/2022	$10,953	$10,990
12/31/2022	$10,952	$10,940
1/31/2023	$11,310	$11,276
2/28/2023	$11,053	$10,984
3/31/2023	$11,280	$11,263
4/30/2023	$11,349	$11,332
5/31/2023	$11,240	$11,209
6/30/2023	$11,198	$11,168
7/31/2023	$11,180	$11,160
8/31/2023	$11,117	$11,089
9/30/2023	$10,836	$10,807
10/31/2023	$10,648	$10,637
11/30/2023	$11,157	$11,118
12/31/2023	$11,603	$11,544
1/31/2024	$11,597	$11,512
2/29/2024	$11,476	$11,350
3/31/2024	$11,572	$11,455
4/30/2024	$11,271	$11,165
5/31/2024	$11,486	$11,354
6/30/2024	$11,610	$11,462
7/31/2024	$11,897	$11,730

Average Annual Total Returns (as of 7/31/24)

Name	1 Year	5 Years	10 Years
Class Y shares	6.41%	0.71%	1.75%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.60%

Reflects the performance of the Investor shares (DSBFX) for the portion of the period prior to Class Y inception on June 1, 2021. This performance has not been adjusted to take into account the lower expenses applicable to Class Y shares.

Visit domini.com/performance  for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$243,305,562
Total number of portfolio holdings	391
Portfolio turnover rate	258%
Total advisory fees paid	$726,278

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 6.000%, 08/01/54	2.9%
Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.5%
Federal National Mortgage Association, 5.500%, 08/01/54	2.1%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.1%
Federal Home Loan Bank Discount Notes, 0.000%, 11/01/24	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%
Federal National Mortgage Association, 2.500%, 12/01/51	1.6%
Federal National Mortgage Association, 3.000%, 06/01/52	1.6%

Annual Shareholder Report

July 31, 2024

Domini Impact Bond Fund℠

Class Y shares

July 31, 2024

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(12.8%)
Convertible Bonds	0.3%
Foreign Government & Agency Securities	2.2%
Senior Floating Rate Interests	2.2%
Asset Backed Securities	3.7%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	24.9%
Corporate Bonds and Notes	27.0%
Mortgage Backed Securities	47.8%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2024

Domini Impact Bond Fund℠

Class Y shares

Annual Shareholder Report

July 31, 2024

Domini Impact Bond Fund℠

INSTITUTIONAL SHARES | DSBIX

Shareholder Report Overview

This shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$59	0.57%

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 6.53% for the trailing twelve months ended July 31, 2024, outperforming the Bloomberg US Aggregate Bond Index (the “benchmark”), which returned 5.1%.

U.S. fixed-income sectors generated positive returns over the period. Interest rate volatility remained elevated, and most sovereign yields generally ended lower, as geopolitical uncertainty rose and major central banks increasingly diverged in their monetary policy paths. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best.

The Fund’s credit positioning contributed to benchmark-relative results, including its overweight to taxable municipal bonds, which benefitted from conservative financial policies and federal fiscal stimulus. The Fund’s out-of-benchmark allocations to high-yield credit and bank loans were also additive. The Fund’s positioning in securitized sectors also contributed positively, including overweight allocations and selection among commercial mortgage-backed securities (CMBS) and agency mortgage-backed securities (MBS). The Fund was positioned with a longer duration posture relative to the benchmark during most of the period. In aggregate, duration and yield-curve positioning had a positive impact on relative results.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Investment-Grade Credit

  US Government Agencies

  High-Yield Credit

  Other (primarily includes convertible bonds, equities, and preferred stock)

Annual Shareholder Report

July 31, 2024

DSBIX07312024

Domini Impact Bond Fund℠

Institutional shares

July 31, 2024

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $500,000 INVESTMENT (as of 7/31/2024)

	Institutional shares	Bloomberg U.S. Aggregate Bond Index
7/31/2014	$500,000	$500,000
8/31/2014	$503,836	$505,520
9/30/2014	$501,439	$502,089
10/31/2014	$505,277	$507,024
11/30/2014	$508,245	$510,573
12/31/2014	$506,773	$511,032
1/31/2015	$516,516	$521,764
2/28/2015	$510,501	$516,859
3/31/2015	$512,281	$519,237
4/30/2015	$509,931	$517,368
5/31/2015	$509,811	$516,126
6/30/2015	$502,011	$510,500
7/31/2015	$505,562	$514,074
8/31/2015	$505,527	$513,354
9/30/2015	$508,641	$516,845
10/31/2015	$508,579	$516,948
11/30/2015	$508,584	$515,604
12/31/2015	$505,912	$513,954
1/31/2016	$512,967	$521,047
2/29/2016	$515,467	$524,746
3/31/2016	$522,177	$529,574
4/30/2016	$525,634	$531,586
5/31/2016	$526,293	$531,746
6/30/2016	$534,903	$541,317
7/31/2016	$540,768	$544,727
8/31/2016	$541,467	$544,128
9/30/2016	$541,532	$543,802
10/31/2016	$536,890	$539,669
11/30/2016	$524,214	$526,879
12/31/2016	$524,424	$527,616
1/31/2017	$525,470	$528,672
2/28/2017	$529,356	$532,214
3/31/2017	$529,475	$531,948
4/30/2017	$533,860	$536,044
5/31/2017	$538,296	$540,171
6/30/2017	$537,955	$539,631
7/31/2017	$540,097	$541,951
8/31/2017	$545,504	$546,829
9/30/2017	$543,233	$544,204
10/31/2017	$543,584	$544,531
11/30/2017	$543,760	$543,823
12/31/2017	$546,259	$546,324
1/31/2018	$539,726	$540,042
2/28/2018	$535,572	$534,911
3/31/2018	$538,228	$538,335
4/30/2018	$535,038	$534,330
5/31/2018	$538,717	$538,124
6/30/2018	$538,049	$537,478
7/31/2018	$538,147	$537,586
8/31/2018	$541,384	$541,026
9/30/2018	$538,154	$537,563
10/31/2018	$533,297	$533,317
11/30/2018	$535,629	$536,517
12/31/2018	$542,952	$546,389
1/31/2019	$549,350	$552,180
2/28/2019	$550,893	$551,849
3/31/2019	$560,954	$562,444
4/30/2019	$562,283	$562,613
5/31/2019	$572,232	$572,628
6/30/2019	$579,146	$579,843
7/31/2019	$581,496	$581,118
8/31/2019	$596,551	$596,169
9/30/2019	$593,728	$593,010
10/31/2019	$595,066	$594,789
11/30/2019	$594,586	$594,491
12/31/2019	$594,092	$594,075
1/31/2020	$605,285	$605,481
2/29/2020	$615,108	$616,380
3/31/2020	$606,345	$612,743
4/30/2020	$621,523	$623,650
5/31/2020	$627,448	$626,581
6/30/2020	$636,307	$630,529
7/31/2020	$648,381	$639,924
8/31/2020	$646,240	$634,740
9/30/2020	$645,651	$634,423
10/31/2020	$641,939	$631,568
11/30/2020	$651,939	$637,758
12/31/2020	$656,160	$638,650
1/31/2021	$654,422	$634,052
2/28/2021	$645,053	$624,922
3/31/2021	$637,846	$617,110
4/30/2021	$643,706	$621,985
5/31/2021	$645,105	$624,038
6/30/2021	$651,997	$628,406
7/31/2021	$657,157	$635,444
8/31/2021	$657,451	$634,237
9/30/2021	$651,663	$628,719
10/31/2021	$652,448	$628,531
11/30/2021	$653,295	$630,416
12/31/2021	$651,910	$628,777
1/31/2022	$637,633	$615,258
2/28/2022	$629,091	$608,367
3/31/2022	$610,518	$591,455
4/30/2022	$586,866	$569,039
5/31/2022	$587,953	$572,681
6/30/2022	$574,461	$563,697
7/31/2022	$589,172	$577,470
8/31/2022	$575,622	$561,186
9/30/2022	$549,113	$536,942
10/31/2022	$538,959	$530,016
11/30/2022	$558,308	$549,499
12/31/2022	$558,299	$547,022
1/31/2023	$576,693	$563,815
2/28/2023	$563,535	$549,212
3/31/2023	$575,219	$563,162
4/30/2023	$578,811	$566,598
5/31/2023	$573,219	$560,427
6/30/2023	$571,104	$558,410
7/31/2023	$570,189	$558,023
8/31/2023	$566,958	$554,459
9/30/2023	$553,148	$540,368
10/31/2023	$543,515	$531,841
11/30/2023	$569,110	$555,925
12/31/2023	$592,106	$577,205
1/31/2024	$591,801	$575,620
2/29/2024	$585,595	$567,487
3/31/2024	$590,599	$572,728
4/30/2024	$575,107	$558,260
5/31/2024	$586,201	$567,725
6/30/2024	$592,623	$573,102
7/31/2024	$607,399	$586,488

Average Annual Total Returns (as of 7/31/24)

Name	1 Year	5 Years	10 Years
Institutional shares	6.53%	0.88%	1.96%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.60%

Visit domini.com/performance  for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$243,305,562
Total number of portfolio holdings	391
Portfolio turnover rate	258%
Total advisory fees paid	$726,278

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 6.000%, 08/01/54	2.9%
Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.5%
Federal National Mortgage Association, 5.500%, 08/01/54	2.1%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.1%
Federal Home Loan Bank Discount Notes, 0.000%, 11/01/24	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%
Federal National Mortgage Association, 2.500%, 12/01/51	1.6%
Federal National Mortgage Association, 3.000%, 06/01/52	1.6%

Annual Shareholder Report

July 31, 2024

Domini Impact Bond Fund℠

Institutional shares

July 31, 2024

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(12.8%)
Convertible Bonds	0.3%
Foreign Government & Agency Securities	2.2%
Senior Floating Rate Interests	2.2%
Asset Backed Securities	3.7%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	24.9%
Corporate Bonds and Notes	27.0%
Mortgage Backed Securities	47.8%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2024

Domini Impact Bond Fund℠

Institutional shares

Annual Shareholder Report

July 31, 2024

Domini Impact Bond Fund℠

INVESTOR SHARES | DSBFX

Shareholder Report Overview

This shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$90	0.87%

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 6.29% for the trailing twelve months ended July 31, 2024, outperforming the Bloomberg US Aggregate Bond Index (the “benchmark”), which returned 5.1%.

U.S. fixed-income sectors generated positive returns over the period. Interest rate volatility remained elevated, and most sovereign yields generally ended lower, as geopolitical uncertainty rose and major central banks increasingly diverged in their monetary policy paths. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best.

The Fund’s credit positioning contributed to benchmark-relative results, including its overweight to taxable municipal bonds, which benefitted from conservative financial policies and federal fiscal stimulus. The Fund’s out-of-benchmark allocations to high-yield credit and bank loans were also additive. The Fund’s positioning in securitized sectors also contributed positively, including overweight allocations and selection among commercial mortgage-backed securities (CMBS) and agency mortgage-backed securities (MBS). The Fund was positioned with a longer duration posture relative to the benchmark during most of the period. In aggregate, duration and yield-curve positioning had a positive impact on relative results.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Investment-Grade Credit

  US Government Agencies

  High-Yield Credit

  Other (primarily includes convertible bonds, equities, and preferred stock)

Annual Shareholder Report

July 31, 2024

DSBFX07312024

Domini Impact Bond Fund℠

Investor shares

July 31, 2024

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2024)

	Investor shares	Bloomberg U.S. Aggregate Bond Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,074	$10,110
9/30/2014	$10,024	$10,042
10/31/2014	$10,098	$10,140
11/30/2014	$10,146	$10,211
12/31/2014	$10,132	$10,221
1/31/2015	$10,324	$10,435
2/28/2015	$10,201	$10,337
3/31/2015	$10,234	$10,385
4/30/2015	$10,185	$10,347
5/31/2015	$10,180	$10,323
6/30/2015	$10,022	$10,210
7/31/2015	$10,090	$10,281
8/31/2015	$10,069	$10,267
9/30/2015	$10,137	$10,337
10/31/2015	$10,134	$10,339
11/30/2015	$10,132	$10,312
12/31/2015	$10,085	$10,279
1/31/2016	$10,223	$10,421
2/29/2016	$10,270	$10,495
3/31/2016	$10,401	$10,591
4/30/2016	$10,467	$10,632
5/31/2016	$10,487	$10,635
6/30/2016	$10,646	$10,826
7/31/2016	$10,770	$10,895
8/31/2016	$10,781	$10,883
9/30/2016	$10,779	$10,876
10/31/2016	$10,675	$10,793
11/30/2016	$10,421	$10,538
12/31/2016	$10,433	$10,552
1/31/2017	$10,451	$10,573
2/28/2017	$10,525	$10,644
3/31/2017	$10,516	$10,639
4/30/2017	$10,610	$10,721
5/31/2017	$10,695	$10,803
6/30/2017	$10,686	$10,793
7/31/2017	$10,735	$10,839
8/31/2017	$10,830	$10,937
9/30/2017	$10,782	$10,884
10/31/2017	$10,786	$10,891
11/30/2017	$10,787	$10,876
12/31/2017	$10,834	$10,926
1/31/2018	$10,702	$10,801
2/28/2018	$10,617	$10,698
3/31/2018	$10,677	$10,767
4/30/2018	$10,602	$10,687
5/31/2018	$10,672	$10,762
6/30/2018	$10,666	$10,750
7/31/2018	$10,655	$10,752
8/31/2018	$10,716	$10,821
9/30/2018	$10,650	$10,751
10/31/2018	$10,552	$10,666
11/30/2018	$10,595	$10,730
12/31/2018	$10,735	$10,928
1/31/2019	$10,868	$11,044
2/28/2019	$10,896	$11,037
3/31/2019	$11,081	$11,249
4/30/2019	$11,114	$11,252
5/31/2019	$11,307	$11,453
6/30/2019	$11,440	$11,597
7/31/2019	$11,483	$11,622
8/31/2019	$11,776	$11,923
9/30/2019	$11,717	$11,860
10/31/2019	$11,741	$11,896
11/30/2019	$11,729	$11,890
12/31/2019	$11,716	$11,882
1/31/2020	$11,923	$12,110
2/29/2020	$12,122	$12,328
3/31/2020	$11,948	$12,255
4/30/2020	$12,242	$12,473
5/31/2020	$12,355	$12,532
6/30/2020	$12,526	$12,611
7/31/2020	$12,759	$12,798
8/31/2020	$12,724	$12,695
9/30/2020	$12,709	$12,688
10/31/2020	$12,624	$12,631
11/30/2020	$12,816	$12,755
12/31/2020	$12,896	$12,773
1/31/2021	$12,869	$12,681
2/28/2021	$12,673	$12,498
3/31/2021	$12,529	$12,342
4/30/2021	$12,640	$12,440
5/31/2021	$12,665	$12,481
6/30/2021	$12,796	$12,568
7/31/2021	$12,893	$12,709
8/31/2021	$12,896	$12,685
9/30/2021	$12,791	$12,574
10/31/2021	$12,792	$12,571
11/30/2021	$12,806	$12,608
12/31/2021	$12,787	$12,576
1/31/2022	$12,495	$12,305
2/28/2022	$12,326	$12,167
3/31/2022	$11,951	$11,829
4/30/2022	$11,488	$11,381
5/31/2022	$11,506	$11,454
6/30/2022	$11,241	$11,274
7/31/2022	$11,536	$11,549
8/31/2022	$11,259	$11,224
9/30/2022	$10,741	$10,739
10/31/2022	$10,541	$10,600
11/30/2022	$10,915	$10,990
12/31/2022	$10,912	$10,940
1/31/2023	$11,266	$11,276
2/28/2023	$11,008	$10,984
3/31/2023	$11,232	$11,263
4/30/2023	$11,299	$11,332
5/31/2023	$11,200	$11,209
6/30/2023	$11,156	$11,168
7/31/2023	$11,124	$11,160
8/31/2023	$11,059	$11,089
9/30/2023	$10,778	$10,807
10/31/2023	$10,600	$10,637
11/30/2023	$11,093	$11,118
12/31/2023	$11,536	$11,544
1/31/2024	$11,527	$11,512
2/29/2024	$11,404	$11,350
3/31/2024	$11,499	$11,455
4/30/2024	$11,197	$11,165
5/31/2024	$11,408	$11,354
6/30/2024	$11,530	$11,462
7/31/2024	$11,824	$11,730

Average Annual Total Returns (as of 7/31/24)

Name	1 Year	5 Years	10 Years
Investor shares	6.29%	0.59%	1.69%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.60%

Visit domini.com/performance  for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$243,305,562
Total number of portfolio holdings	391
Portfolio turnover rate	258%
Total advisory fees paid	$726,278

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Federal National Mortgage Association, 6.000%, 08/01/54	2.9%
Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.5%
Federal National Mortgage Association, 5.500%, 08/01/54	2.1%
Federal Farm Credit Banks Funding Corp., 4.500%, 03/02/26	2.1%
Federal Home Loan Bank Discount Notes, 0.000%, 11/01/24	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	2.0%
Federal National Mortgage Association, 0.750%, 10/08/27	1.9%
Federal National Mortgage Association, 2.500%, 12/01/51	1.6%
Federal National Mortgage Association, 3.000%, 06/01/52	1.6%

Annual Shareholder Report

July 31, 2024

Domini Impact Bond Fund℠

Investor shares

July 31, 2024

PORTFOLIO COMPOSITION (% of net assets)

Value	Value
Other Liabilities, Less Assets	(12.8%)
Convertible Bonds	0.3%
Foreign Government & Agency Securities	2.2%
Senior Floating Rate Interests	2.2%
Asset Backed Securities	3.7%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	24.9%
Corporate Bonds and Notes	27.0%
Mortgage Backed Securities	47.8%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2024

Domini Impact Bond Fund℠

Investor shares

Annual Shareholder Report

July 31, 2024

Domini Impact Equity Fund℠

CLASS Y SHARES | DSFRX

Shareholder Report Overview

This shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$88	0.80%

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y Shares returned 20.51% for the trailing twelve months ended July 31, 2024, lagging the S&P 500 Index (the “benchmark”), which returned 22.15%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

Much of the Fund’s underperformance relative to the benchmark was attributable to several large benchmark holdings that do not currently meet Domini’s environmental and social standards and are therefore ineligible for investment, including Meta Platforms, Eli Lilly, General Electric, and JPMorgan Chase. These impacts were partially offset by contributions from the Fund’s overweight to Information Technology and lack of exposure to Energy, which the Fund does not invest in due to Domini’s exclusionary standards on fossil fuels. The top individual contributor was an overweight position in technology company NVIDIA.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Energy (excluded)

  Information Technology (overweight)

  Utilities (underweight)

  Stocks:

  NVIDIA Corp. (overweight)

  Novo Nordisk A/S (out-of-benchmark)

  Johnson & Johnson (ineligible, not held)

  Sectors:

  Financials (underweight)

  Communication Services (underweight)

  Industrials (underweight)

  Stocks:

  Meta Platforms, Inc. (ineligible, not held)

  Eli Lilly & Co. (ineligible, not held)

  STMicroelectronics (out-of-benchmark)

Annual Shareholder Report

July 31, 2024

DSFRX07312024

Domini Impact Equity Fund℠

Class Y shares

July 31, 2024

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2024)

	Class Y shares	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,500	$10,400
9/30/2014	$10,198	$10,254
10/31/2014	$10,402	$10,505
11/30/2014	$10,614	$10,787
12/31/2014	$10,538	$10,760
1/31/2015	$10,260	$10,437
2/28/2015	$10,827	$11,038
3/31/2015	$10,667	$10,863
4/30/2015	$10,701	$10,967
5/31/2015	$10,723	$11,109
6/30/2015	$10,442	$10,893
7/31/2015	$10,555	$11,122
8/31/2015	$9,904	$10,452
9/30/2015	$9,577	$10,193
10/31/2015	$10,189	$11,054
11/30/2015	$10,201	$11,087
12/31/2015	$9,810	$10,912
1/31/2016	$9,168	$10,370
2/29/2016	$9,312	$10,357
3/31/2016	$9,954	$11,059
4/30/2016	$9,887	$11,102
5/31/2016	$9,987	$11,302
6/30/2016	$9,771	$11,332
7/31/2016	$10,337	$11,750
8/31/2016	$10,403	$11,766
9/30/2016	$10,516	$11,768
10/31/2016	$10,297	$11,554
11/30/2016	$10,801	$11,982
12/31/2016	$10,943	$12,219
1/31/2017	$11,184	$12,451
2/28/2017	$11,564	$12,945
3/31/2017	$11,504	$12,961
4/30/2017	$11,624	$13,095
5/31/2017	$11,624	$13,279
6/30/2017	$11,544	$13,361
7/31/2017	$11,805	$13,637
8/31/2017	$11,845	$13,679
9/30/2017	$12,065	$13,961
10/31/2017	$12,326	$14,286
11/30/2017	$12,627	$14,725
12/31/2017	$12,677	$14,888
1/31/2018	$13,321	$15,741
2/28/2018	$12,799	$15,160
3/31/2018	$12,579	$14,775
4/30/2018	$12,515	$14,831
5/31/2018	$12,655	$15,189
6/30/2018	$12,566	$15,283
7/31/2018	$13,069	$15,852
8/31/2018	$13,415	$16,368
9/30/2018	$13,394	$16,462
10/31/2018	$12,337	$15,336
11/30/2018	$12,635	$15,649
12/31/2018	$11,544	$14,235
1/31/2019	$12,409	$15,376
2/28/2019	$12,872	$15,869
3/31/2019	$13,127	$16,177
4/30/2019	$13,637	$16,832
5/31/2019	$12,786	$15,763
6/30/2019	$13,705	$16,875
7/31/2019	$13,935	$17,118
8/31/2019	$13,723	$16,847
9/30/2019	$13,942	$17,162
10/31/2019	$14,303	$17,535
11/30/2019	$14,813	$18,171
12/31/2019	$15,244	$18,720
1/31/2020	$15,473	$18,713
2/29/2020	$14,404	$17,173
3/31/2020	$12,896	$15,052
4/30/2020	$14,539	$16,981
5/31/2020	$15,332	$17,790
6/30/2020	$15,927	$18,144
7/31/2020	$17,047	$19,167
8/31/2020	$18,431	$20,545
9/30/2020	$17,781	$19,764
10/31/2020	$17,281	$19,239
11/30/2020	$19,140	$21,345
12/31/2020	$19,967	$22,165
1/31/2021	$20,013	$21,941
2/28/2021	$20,032	$22,547
3/31/2021	$20,375	$23,534
4/30/2021	$21,361	$24,791
5/31/2021	$21,249	$24,964
6/30/2021	$22,212	$25,546
7/31/2021	$22,811	$26,154
8/31/2021	$23,516	$26,949
9/30/2021	$22,250	$25,696
10/31/2021	$24,047	$27,497
11/30/2021	$23,784	$27,308
12/31/2021	$24,297	$28,531
1/31/2022	$22,407	$27,056
2/28/2022	$21,689	$26,247
3/31/2022	$22,406	$27,221
4/30/2022	$19,865	$24,847
5/31/2022	$19,698	$24,892
6/30/2022	$18,203	$22,838
7/31/2022	$19,978	$24,944
8/31/2022	$19,014	$23,926
9/30/2022	$17,275	$21,723
10/31/2022	$18,289	$23,482
11/30/2022	$19,358	$24,795
12/31/2022	$18,094	$23,367
1/31/2023	$19,462	$24,834
2/28/2023	$19,063	$24,228
3/31/2023	$19,973	$25,117
4/30/2023	$20,038	$25,509
5/31/2023	$20,402	$25,619
6/30/2023	$21,560	$27,312
7/31/2023	$22,132	$28,190
8/31/2023	$21,767	$27,741
9/30/2023	$20,565	$26,418
10/31/2023	$20,071	$25,863
11/30/2023	$22,177	$28,225
12/31/2023	$23,274	$29,507
1/31/2024	$23,678	$30,003
2/29/2024	$24,720	$31,605
3/31/2024	$25,308	$32,622
4/30/2024	$24,228	$31,289
5/31/2024	$25,489	$32,841
6/30/2024	$26,475	$34,019
7/31/2024	$26,671	$34,433

Average Annual Total Returns (as of 7/31/24)

Name	1 Year	5 Years	10 Years
Class Y shares	20.51%	13.86%	10.31%
S&P 500 Index	22.15%	15.00%	13.15%

The Fund's current investment strategy commenced on December 1, 2018, with the current subadviser. Fund performance prior to that reflects the investment strategies employed at that time.

Visit domini.com/performance  for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,101,493,961
Total number of portfolio holdings	308
Portfolio turnover rate	9%
Total advisory fees paid	$6,500,907

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Apple, Inc.	7.3%
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Novo Nordisk A/S	1.4%
Visa, Inc., Class A	1.3%
Mastercard, Inc., Class A	1.2%

Annual Shareholder Report

July 31, 2024

Domini Impact Equity Fund℠

Class Y shares

July 31, 2024

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.2%
Utilities	0.5%
Materials	2.4%
Real Estate	2.5%
Consumer Staples	6.1%
Industrials	7.7%
Communication Services	7.9%
Consumer Discretionary	10.1%
Financials	12.7%
Health Care	13.1%
Information Technology	36.8%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2024

Domini Impact Equity Fund℠

Class Y shares

Annual Shareholder Report

July 31, 2024

Domini Impact Equity Fund℠

INSTITUTIONAL SHARES | DIEQX

Shareholder Report Overview

This shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$77	0.70%

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 20.62% for the trailing twelve months ended July 31, 2024, lagging the S&P 500 Index (the “benchmark”), which returned 22.15%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

Much of the Fund’s underperformance relative to the benchmark was attributable to several large benchmark holdings that do not currently meet Domini’s environmental and social standards and are therefore ineligible for investment, including Meta Platforms, Eli Lilly, General Electric, and JPMorgan Chase. These impacts were partially offset by contributions from the Fund’s overweight to Information Technology and lack of exposure to Energy, which the Fund does not invest in due to Domini’s exclusionary standards on fossil fuels. The top individual contributor was an overweight position in technology company NVIDIA.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Energy (excluded)

  Information Technology (overweight)

  Utilities (underweight)

  Stocks:

  NVIDIA Corp. (overweight)

  Novo Nordisk A/S (out-of-benchmark)

  Johnson & Johnson (ineligible, not held)

  Sectors:

  Financials (underweight)

  Communication Services (underweight)

  Industrials (underweight)

  Stocks:

  Meta Platforms, Inc. (ineligible, not held)

  Eli Lilly & Co. (ineligible, not held)

  STMicroelectronics (out-of-benchmark)

Annual Shareholder Report

July 31, 2024

DIEQX07312024

Domini Impact Equity Fund℠

Institutional shares

July 31, 2024

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $500,000 INVESTMENT (as of 7/31/2024)

	Institutional shares	S&P 500 Index
7/31/2014	$500,000	$500,000
8/31/2014	$525,097	$520,000
9/30/2014	$510,082	$512,720
10/31/2014	$520,111	$525,230
11/30/2014	$530,668	$539,359
12/31/2014	$527,300	$538,011
1/31/2015	$513,312	$521,870
2/28/2015	$541,492	$551,878
3/31/2015	$533,519	$543,158
4/30/2015	$535,350	$548,373
5/31/2015	$536,163	$555,447
6/30/2015	$522,129	$544,671
7/31/2015	$527,824	$556,109
8/31/2015	$495,280	$522,576
9/30/2015	$479,204	$509,668
10/31/2015	$509,817	$552,684
11/30/2015	$510,225	$554,342
12/31/2015	$490,554	$545,583
1/31/2016	$458,824	$518,522
2/29/2016	$465,672	$517,848
3/31/2016	$497,854	$552,959
4/30/2016	$495,087	$555,115
5/31/2016	$499,929	$565,107
6/30/2016	$488,861	$566,576
7/31/2016	$516,763	$587,483
8/31/2016	$520,452	$588,306
9/30/2016	$526,402	$588,423
10/31/2016	$515,305	$577,714
11/30/2016	$540,504	$599,089
12/31/2016	$547,733	$610,951
1/31/2017	$559,346	$622,559
2/28/2017	$578,217	$647,275
3/31/2017	$576,281	$648,052
4/30/2017	$582,088	$654,727
5/31/2017	$582,572	$663,958
6/30/2017	$578,217	$668,075
7/31/2017	$591,765	$681,837
8/31/2017	$593,217	$683,951
9/30/2017	$604,587	$698,040
10/31/2017	$617,894	$714,305
11/30/2017	$632,409	$736,234
12/31/2017	$634,254	$744,406
1/31/2018	$667,367	$787,060
2/28/2018	$641,523	$758,018
3/31/2018	$630,277	$738,764
4/30/2018	$627,040	$741,572
5/31/2018	$634,052	$759,443
6/30/2018	$629,768	$764,152
7/31/2018	$654,959	$792,578
8/31/2018	$672,565	$818,416
9/30/2018	$671,300	$823,081
10/31/2018	$618,302	$766,783
11/30/2018	$633,250	$782,425
12/31/2018	$578,945	$711,772
1/31/2019	$622,335	$768,785
2/28/2019	$645,269	$793,463
3/31/2019	$658,180	$808,856
4/30/2019	$683,722	$841,615
5/31/2019	$641,360	$788,172
6/30/2019	$687,245	$843,738
7/31/2019	$698,782	$855,888
8/31/2019	$688,180	$842,365
9/30/2019	$699,489	$858,117
10/31/2019	$717,600	$876,739
11/30/2019	$742,894	$908,564
12/31/2019	$764,647	$936,003
1/31/2020	$776,145	$935,628
2/29/2020	$722,486	$858,626
3/31/2020	$646,975	$752,586
4/30/2020	$729,492	$849,067
5/31/2020	$769,306	$889,483
6/30/2020	$799,183	$907,184
7/31/2020	$855,486	$958,349
8/31/2020	$924,659	$1,027,254
9/30/2020	$892,402	$988,219
10/31/2020	$867,283	$961,932
11/30/2020	$960,677	$1,067,263
12/31/2020	$1,002,414	$1,108,246
1/31/2021	$1,004,724	$1,097,053
2/28/2021	$1,005,384	$1,127,332
3/31/2021	$1,023,051	$1,176,709
4/30/2021	$1,072,319	$1,239,545
5/31/2021	$1,066,698	$1,248,222
6/30/2021	$1,115,299	$1,277,306
7/31/2021	$1,145,424	$1,307,705
8/31/2021	$1,180,515	$1,347,460
9/30/2021	$1,117,295	$1,284,803
10/31/2021	$1,207,367	$1,374,867
11/30/2021	$1,194,452	$1,365,381
12/31/2021	$1,220,283	$1,426,550
1/31/2022	$1,125,201	$1,352,797
2/28/2022	$1,089,413	$1,312,349
3/31/2022	$1,125,556	$1,361,037
4/30/2022	$998,075	$1,242,354
5/31/2022	$989,647	$1,244,591
6/30/2022	$914,582	$1,141,912
7/31/2022	$1,003,861	$1,247,196
8/31/2022	$955,707	$1,196,311
9/30/2022	$867,965	$1,086,130
10/31/2022	$919,312	$1,174,107
11/30/2022	$973,120	$1,239,739
12/31/2022	$909,337	$1,168,330
1/31/2023	$978,237	$1,241,702
2/28/2023	$958,500	$1,211,404
3/31/2023	$1,004,424	$1,255,863
4/30/2023	$1,007,302	$1,275,454
5/31/2023	$1,026,009	$1,280,939
6/30/2023	$1,084,162	$1,365,609
7/31/2023	$1,113,367	$1,409,479
8/31/2023	$1,094,979	$1,387,038
9/30/2023	$1,034,529	$1,320,904
10/31/2023	$1,009,639	$1,293,130
11/30/2023	$1,115,689	$1,411,226
12/31/2023	$1,170,939	$1,475,340
1/31/2024	$1,191,712	$1,500,131
2/29/2024	$1,244,191	$1,580,232
3/31/2024	$1,273,613	$1,631,076
4/30/2024	$1,219,207	$1,564,455
5/31/2024	$1,282,741	$1,642,028
6/30/2024	$1,333,040	$1,700,948
7/31/2024	$1,342,914	$1,721,653

Average Annual Total Returns (as of 7/31/24)

Name	1 Year	5 Years	10 Years
Institutional shares	20.62%	13.96%	10.38%
S&P 500 Index	22.15%	15.00%	13.15%

The Fund's current investment strategy commenced on December 1, 2018, with the current subadviser. Fund performance prior to that reflects the investment strategies employed at that time.

Visit domini.com/performance  for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,101,493,961
Total number of portfolio holdings	308
Portfolio turnover rate	9%
Total advisory fees paid	$6,500,907

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Apple, Inc.	7.3%
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Novo Nordisk A/S	1.4%
Visa, Inc., Class A	1.3%
Mastercard, Inc., Class A	1.2%

Annual Shareholder Report

July 31, 2024

Domini Impact Equity Fund℠

Institutional shares

July 31, 2024

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.2%
Utilities	0.5%
Materials	2.4%
Real Estate	2.5%
Consumer Staples	6.1%
Industrials	7.7%
Communication Services	7.9%
Consumer Discretionary	10.1%
Financials	12.7%
Health Care	13.1%
Information Technology	36.8%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2024

Domini Impact Equity Fund℠

Institutional shares

Annual Shareholder Report

July 31, 2024

Domini Impact Equity Fund℠

INVESTOR SHARES | DSEFX

Shareholder Report Overview

This shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$108	0.98%

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 20.3% for the trailing twelve months ended July 31, 2024, lagging the S&P 500 Index (the “benchmark”), which returned 22.15%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

Much of the Fund’s underperformance relative to the benchmark was attributable to several large benchmark holdings that do not currently meet Domini’s environmental and social standards and are therefore ineligible for investment, including Meta Platforms, Eli Lilly, General Electric, and JPMorgan Chase. These impacts were partially offset by contributions from the Fund’s overweight to Information Technology and lack of exposure to Energy, which the Fund does not invest in due to Domini’s exclusionary standards on fossil fuels. The top individual contributor was an overweight position in technology company NVIDIA.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Energy (excluded)

  Information Technology (overweight)

  Utilities (underweight)

  Stocks:

  NVIDIA Corp. (overweight)

  Novo Nordisk A/S (out-of-benchmark)

  Johnson & Johnson (ineligible, not held)

  Sectors:

  Financials (underweight)

  Communication Services (underweight)

  Industrials (underweight)

  Stocks:

  Meta Platforms, Inc. (ineligible, not held)

  Eli Lilly & Co. (ineligible, not held)

  STMicroelectronics (out-of-benchmark)

Annual Shareholder Report

July 31, 2024

DSEFX07312024

Domini Impact Equity Fund℠

Investor shares

July 31, 2024

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2024)

	Investor shares	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,502	$10,400
9/30/2014	$10,197	$10,254
10/31/2014	$10,394	$10,505
11/30/2014	$10,603	$10,787
12/31/2014	$10,530	$10,760
1/31/2015	$10,250	$10,437
2/28/2015	$10,810	$11,038
3/31/2015	$10,647	$10,863
4/30/2015	$10,679	$10,967
5/31/2015	$10,695	$11,109
6/30/2015	$10,413	$10,893
7/31/2015	$10,521	$11,122
8/31/2015	$9,870	$10,452
9/30/2015	$9,546	$10,193
10/31/2015	$10,156	$11,054
11/30/2015	$10,159	$11,087
12/31/2015	$9,765	$10,912
1/31/2016	$9,132	$10,370
2/29/2016	$9,263	$10,357
3/31/2016	$9,901	$11,059
4/30/2016	$9,844	$11,102
5/31/2016	$9,940	$11,302
6/30/2016	$9,713	$11,332
7/31/2016	$10,267	$11,750
8/31/2016	$10,334	$11,766
9/30/2016	$10,449	$11,768
10/31/2016	$10,226	$11,554
11/30/2016	$10,724	$11,982
12/31/2016	$10,862	$12,219
1/31/2017	$11,090	$12,451
2/28/2017	$11,464	$12,945
3/31/2017	$11,418	$12,961
4/30/2017	$11,532	$13,095
5/31/2017	$11,540	$13,279
6/30/2017	$11,449	$13,361
7/31/2017	$11,711	$13,637
8/31/2017	$11,739	$13,679
9/30/2017	$11,962	$13,961
10/31/2017	$12,217	$14,286
11/30/2017	$12,500	$14,725
12/31/2017	$12,537	$14,888
1/31/2018	$13,187	$15,741
2/28/2018	$12,671	$15,160
3/31/2018	$12,449	$14,775
4/30/2018	$12,380	$14,831
5/31/2018	$12,513	$15,189
6/30/2018	$12,423	$15,283
7/31/2018	$12,920	$15,852
8/31/2018	$13,257	$16,368
9/30/2018	$13,231	$16,462
10/31/2018	$12,186	$15,336
11/30/2018	$12,476	$15,649
12/31/2018	$11,399	$14,235
1/31/2019	$12,251	$15,376
2/28/2019	$12,701	$15,869
3/31/2019	$12,951	$16,177
4/30/2019	$13,452	$16,832
5/31/2019	$12,609	$15,763
6/30/2019	$13,510	$16,875
7/31/2019	$13,736	$17,118
8/31/2019	$13,522	$16,847
9/30/2019	$13,737	$17,162
10/31/2019	$14,091	$17,535
11/30/2019	$14,587	$18,171
12/31/2019	$15,009	$18,720
1/31/2020	$15,227	$18,713
2/29/2020	$14,173	$17,173
3/31/2020	$12,689	$15,052
4/30/2020	$14,298	$16,981
5/31/2020	$15,081	$17,790
6/30/2020	$15,657	$18,144
7/31/2020	$16,754	$19,167
8/31/2020	$18,109	$20,545
9/30/2020	$17,467	$19,764
10/31/2020	$16,978	$19,239
11/30/2020	$18,791	$21,345
12/31/2020	$19,604	$22,165
1/31/2021	$19,642	$21,941
2/28/2021	$19,655	$22,547
3/31/2021	$19,991	$23,534
4/30/2021	$20,947	$24,791
5/31/2021	$20,832	$24,964
6/30/2021	$21,771	$25,546
7/31/2021	$22,355	$26,154
8/31/2021	$23,036	$26,949
9/30/2021	$21,797	$25,696
10/31/2021	$23,550	$27,497
11/30/2021	$23,286	$27,308
12/31/2021	$23,780	$28,531
1/31/2022	$21,924	$27,056
2/28/2022	$21,223	$26,247
3/31/2022	$21,923	$27,221
4/30/2022	$19,433	$24,847
5/31/2022	$19,263	$24,892
6/30/2022	$17,801	$22,838
7/31/2022	$19,528	$24,944
8/31/2022	$18,590	$23,926
9/30/2022	$16,879	$21,723
10/31/2022	$17,872	$23,482
11/30/2022	$18,913	$24,795
12/31/2022	$17,669	$23,367
1/31/2023	$19,012	$24,834
2/28/2023	$18,617	$24,228
3/31/2023	$19,504	$25,117
4/30/2023	$19,560	$25,509
5/31/2023	$19,913	$25,619
6/30/2023	$21,037	$27,312
7/31/2023	$21,599	$28,190
8/31/2023	$21,238	$27,741
9/30/2023	$20,061	$26,418
10/31/2023	$19,575	$25,863
11/30/2023	$21,630	$28,225
12/31/2023	$22,690	$29,507
1/31/2024	$23,089	$30,003
2/29/2024	$24,096	$31,605
3/31/2024	$24,666	$32,622
4/30/2024	$23,609	$31,289
5/31/2024	$24,834	$32,841
6/30/2024	$25,794	$34,019
7/31/2024	$25,984	$34,433

Average Annual Total Returns (as of 7/31/24)

Name	1 Year	5 Years	10 Years
Investor shares	20.30%	13.60%	10.02%
S&P 500 Index	22.15%	15.00%	13.15%

The Fund's current investment strategy commenced on December 1, 2018, with the current subadviser. Fund performance prior to that reflects the investment strategies employed at that time.

Visit domini.com/performance  for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$1,101,493,961
Total number of portfolio holdings	308
Portfolio turnover rate	9%
Total advisory fees paid	$6,500,907

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Apple, Inc.	7.3%
Microsoft Corp.	7.0%
NVIDIA Corp.	6.5%
Alphabet, Inc., Class A	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Novo Nordisk A/S	1.4%
Visa, Inc., Class A	1.3%
Mastercard, Inc., Class A	1.2%

Annual Shareholder Report

July 31, 2024

Domini Impact Equity Fund℠

Investor shares

July 31, 2024

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	0.2%
Utilities	0.5%
Materials	2.4%
Real Estate	2.5%
Consumer Staples	6.1%
Industrials	7.7%
Communication Services	7.9%
Consumer Discretionary	10.1%
Financials	12.7%
Health Care	13.1%
Information Technology	36.8%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2024

Domini Impact Equity Fund℠

Investor shares

Annual Shareholder Report

July 31, 2024

Domini Impact International Equity Fund℠

CLASS Y SHARES | DOMYX

Shareholder Report Overview

This shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$105	0.97%

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y Shares returned 16.02% for the trailing twelve months ended July 31, 2024, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 11.21%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

The Fund’s subadviser, Wellington Management, selects Domini-approved securities and manages investment risk using proprietary quantitative models. Security selections made using Wellington Management’s Quantitative Equity model drove outperformance during the period, with all three of the model’s main factor themes—momentum, quality, and value—contributing positively. This was partially offset by a negative impact from the Fund’s underweight to size (i.e., investing in companies on average with a smaller market capitalization relative to the companies in the benchmark). From a sector perspective, outperformance was driven by positive stock selection in the Financials, Health Care, and Industrials sectors, partially offset by negative security selection in the Information Technology sector.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Financials (overweight)

  Health Care (overweight)

  Industrials (underweight)

  Stocks:

  Novo Nordisk A/S (overweight)

  Recruit Holdings Co., Ltd. (overweight)

  3i Group plc (overweight)

  Sectors:

  Information Technology (overweight)

  Communication Services (underweight)

  Stocks:

  Shiseido Co., Ltd. (overweight)

  SAP SE (underweight)

  MatsukiyoCocokara & Co. (overweight)

Annual Shareholder Report

July 31, 2024

DOMYX07312024

Domini Impact International Equity Fund℠

Class Y shares

July 31, 2024

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2024)

	Class Y shares	MSCI EAFE Net Total Return USD Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,133	$9,985
9/30/2014	$9,697	$9,601
10/31/2014	$9,685	$9,461
11/30/2014	$9,843	$9,590
12/31/2014	$9,556	$9,258
1/31/2015	$9,789	$9,303
2/28/2015	$10,308	$9,859
3/31/2015	$10,113	$9,710
4/30/2015	$10,450	$10,106
5/31/2015	$10,476	$10,054
6/30/2015	$10,283	$9,769
7/31/2015	$10,465	$9,972
8/31/2015	$9,841	$9,239
9/30/2015	$9,503	$8,770
10/31/2015	$10,179	$9,455
11/30/2015	$9,919	$9,308
12/31/2015	$9,724	$9,183
1/31/2016	$9,270	$8,518
2/29/2016	$9,042	$8,362
3/31/2016	$9,845	$8,907
4/30/2016	$10,019	$9,164
5/31/2016	$9,965	$9,081
6/30/2016	$9,499	$8,776
7/31/2016	$9,930	$9,221
8/31/2016	$9,970	$9,228
9/30/2016	$10,118	$9,341
10/31/2016	$10,051	$9,150
11/30/2016	$9,728	$8,968
12/31/2016	$10,021	$9,274
1/31/2017	$10,443	$9,543
2/28/2017	$10,648	$9,680
3/31/2017	$10,962	$9,946
4/30/2017	$11,357	$10,199
5/31/2017	$11,684	$10,573
6/30/2017	$11,620	$10,554
7/31/2017	$11,976	$10,858
8/31/2017	$11,989	$10,854
9/30/2017	$12,140	$11,124
10/31/2017	$12,331	$11,293
11/30/2017	$12,317	$11,412
12/31/2017	$12,486	$11,595
1/31/2018	$13,241	$12,178
2/28/2018	$12,598	$11,628
3/31/2018	$12,402	$11,419
4/30/2018	$12,570	$11,679
5/31/2018	$12,249	$11,417
6/30/2018	$11,944	$11,277
7/31/2018	$12,210	$11,555
8/31/2018	$11,930	$11,332
9/30/2018	$12,014	$11,430
10/31/2018	$11,004	$10,521
11/30/2018	$11,033	$10,507
12/31/2018	$10,447	$9,997
1/31/2019	$11,245	$10,654
2/28/2019	$11,407	$10,926
3/31/2019	$11,525	$10,995
4/30/2019	$11,762	$11,304
5/31/2019	$11,097	$10,761
6/30/2019	$11,802	$11,399
7/31/2019	$11,416	$11,254
8/31/2019	$11,031	$10,963
9/30/2019	$11,387	$11,277
10/31/2019	$11,728	$11,682
11/30/2019	$11,876	$11,814
12/31/2019	$12,249	$12,198
1/31/2020	$11,928	$11,943
2/29/2020	$10,935	$10,864
3/31/2020	$9,194	$9,413
4/30/2020	$9,820	$10,021
5/31/2020	$10,370	$10,457
6/30/2020	$10,599	$10,813
7/31/2020	$11,042	$11,065
8/31/2020	$11,562	$11,634
9/30/2020	$11,332	$11,331
10/31/2020	$10,951	$10,879
11/30/2020	$12,402	$12,565
12/31/2020	$12,992	$13,150
1/31/2021	$12,822	$13,010
2/28/2021	$13,084	$13,301
3/31/2021	$13,516	$13,607
4/30/2021	$13,778	$14,017
5/31/2021	$14,365	$14,474
6/30/2021	$14,185	$14,311
7/31/2021	$14,341	$14,419
8/31/2021	$14,622	$14,673
9/30/2021	$13,905	$14,247
10/31/2021	$14,232	$14,598
11/30/2021	$13,749	$13,919
12/31/2021	$14,454	$14,631
1/31/2022	$13,716	$13,924
2/28/2022	$13,370	$13,678
3/31/2022	$13,229	$13,766
4/30/2022	$12,176	$12,875
5/31/2022	$12,208	$12,972
6/30/2022	$10,915	$11,768
7/31/2022	$11,615	$12,354
8/31/2022	$10,931	$11,767
9/30/2022	$9,913	$10,667
10/31/2022	$10,469	$11,241
11/30/2022	$11,631	$12,506
12/31/2022	$11,482	$12,516
1/31/2023	$12,563	$13,530
2/28/2023	$12,160	$13,247
3/31/2023	$12,386	$13,576
4/30/2023	$12,644	$13,959
5/31/2023	$12,047	$13,368
6/30/2023	$12,792	$13,977
7/31/2023	$13,203	$14,430
8/31/2023	$12,726	$13,877
9/30/2023	$12,266	$13,403
10/31/2023	$11,838	$12,859
11/30/2023	$13,121	$14,053
12/31/2023	$13,981	$14,800
1/31/2024	$13,964	$14,885
2/29/2024	$14,312	$15,157
3/31/2024	$14,925	$15,656
4/30/2024	$14,478	$15,255
5/31/2024	$15,323	$15,845
6/30/2024	$14,947	$15,589
7/31/2024	$15,318	$16,047

Average Annual Total Returns (as of 7/31/24)

Name	1 Year	5 Years	10 Years
Class Y shares	16.02%	6.06%	4.36%
MSCI EAFE Net Total Return USD Index	11.21%	7.36%	4.84%

Reflects the performance of the Investor shares (DOMIX) for the portion of the period prior to Class Y inception on July 23, 2018. This performance has not been adjusted to take into account the lower expenses applicable to Class Y shares.

Visit domini.com/performance  for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$818,184,902
Total number of portfolio holdings	172
Portfolio turnover rate	89%
Total advisory fees paid	$6,921,818

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Novo Nordisk A/S, Class B	4.1%
Novartis AG	4.0%
3i Group PLC	2.2%
Recruit Holdings Co., Ltd.	2.2%
MS&AD Insurance Group Holdings, Inc.	2.2%
Banco Santander SA	2.1%
InterContinental Hotels Group PLC	2.0%
adidas AG	1.8%
Bayerische Motoren Werke AG	1.8%
Fast Retailing Co., Ltd.	1.8%

Annual Shareholder Report

July 31, 2024

Domini Impact International Equity Fund℠

Class Y shares

July 31, 2024

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	1.5%
Utilities	0.5%
Communication Services	2.1%
Real Estate	4.8%
Consumer Staples	5.9%
Materials	6.7%
Information Technology	11.6%
Consumer Discretionary	12.8%
Industrials	15.6%
Health Care	16.5%
Financials	22.0%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	1.5%
OtherFootnote Reference*	16.5%
Singapore	2.3%
Spain	4.5%
Netherlands	4.7%
Australia	4.9%
United States	5.4%
Germany	5.5%
Denmark	5.8%
France	7.7%
Switzerland	9.3%
United Kingdom	11.5%
Japan	20.4%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Reduction in management fee: As of August 1, 2024, the Fund’s management fee schedule decreased from a management fee rate schedule of: 0.96% of the first $250 million of net assets managed, 0.88% of the next $250 million of net assets managed, and 0.785% of the next $500 million of net assets managed; to 0.94% of the first $250 million of net assets managed, 0.83% of the next $250 million of net assets managed, and 0.75% of the next $250 million of net assets managed, and 0.70% of net assets managed in excess of $1 billion.

Portfolio Manager update: Effective on February 6, 2024, Mark Yarger, CFA, was added as a portfolio manager of the Fund. Effective June 30, 2024, David Elliott retired as a portfolio manager of the Fund.

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2024

Domini Impact International Equity Fund℠

Class Y shares

Annual Shareholder Report

July 31, 2024

Domini Impact International Equity Fund℠

INSTITUTIONAL SHARES | DOMOX

Shareholder Report Overview

This shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$104	0.96%

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 16.06% for the trailing twelve months ended July 31, 2024, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 11.21%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

The Fund’s subadviser, Wellington Management, selects Domini-approved securities and manages investment risk using proprietary quantitative models. Security selections made using Wellington Management’s Quantitative Equity model drove outperformance during the period, with all three of the model’s main factor themes—momentum, quality, and value—contributing positively. This was partially offset by a negative impact from the Fund’s underweight to size (i.e., investing in companies on average with a smaller market capitalization relative to the companies in the benchmark). From a sector perspective, outperformance was driven by positive stock selection in the Financials, Health Care, and Industrials sectors, partially offset by negative security selection in the Information Technology sector.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Financials (overweight)

  Health Care (overweight)

  Industrials (underweight)

  Stocks:

  Novo Nordisk A/S (overweight)

  Recruit Holdings Co., Ltd. (overweight)

  3i Group plc (overweight)

  Sectors:

  Information Technology (overweight)

  Communication Services (underweight)

  Stocks:

  Shiseido Co., Ltd. (overweight)

  SAP SE (underweight)

  MatsukiyoCocokara & Co. (overweight)

Annual Shareholder Report

July 31, 2024

DOMOX07312024

Domini Impact International Equity Fund℠

Institutional shares

July 31, 2024

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $500,000 INVESTMENT (as of 7/31/2024)

	Institutional shares	MSCI EAFE Net Total Return USD Index
7/31/2014	$500,000	$500,000
8/31/2014	$507,246	$499,231
9/30/2014	$485,507	$480,040
10/31/2014	$484,903	$473,070
11/30/2014	$493,357	$479,505
12/31/2014	$478,530	$462,894
1/31/2015	$490,867	$465,157
2/28/2015	$516,839	$492,964
3/31/2015	$507,749	$485,476
4/30/2015	$524,630	$505,297
5/31/2015	$525,929	$502,711
6/30/2015	$516,429	$488,467
7/31/2015	$526,210	$498,609
8/31/2015	$494,911	$461,930
9/30/2015	$477,958	$438,475
10/31/2015	$511,864	$472,751
11/30/2015	$499,475	$465,396
12/31/2015	$489,438	$459,125
1/31/2016	$466,548	$425,924
2/29/2016	$455,776	$418,121
3/31/2016	$496,170	$445,327
4/30/2016	$504,922	$458,220
5/31/2016	$502,902	$454,057
6/30/2016	$478,897	$438,816
7/31/2016	$501,281	$461,055
8/31/2016	$503,316	$461,382
9/30/2016	$510,778	$467,050
10/31/2016	$508,065	$457,497
11/30/2016	$491,785	$448,385
12/31/2016	$507,123	$463,718
1/31/2017	$527,822	$477,169
2/28/2017	$538,861	$483,992
3/31/2017	$554,731	$497,316
4/30/2017	$574,050	$509,948
5/31/2017	$590,609	$528,663
6/30/2017	$588,216	$527,711
7/31/2017	$605,537	$542,909
8/31/2017	$606,922	$542,692
9/30/2017	$615,236	$556,205
10/31/2017	$624,936	$564,659
11/30/2017	$624,243	$570,588
12/31/2017	$632,805	$579,775
1/31/2018	$671,911	$608,879
2/28/2018	$639,204	$581,419
3/31/2018	$629,250	$570,953
4/30/2018	$637,782	$583,971
5/31/2018	$621,429	$570,832
6/30/2018	$606,187	$563,868
7/31/2018	$621,181	$577,739
8/31/2018	$606,187	$566,589
9/30/2018	$610,471	$571,518
10/31/2018	$559,777	$526,025
11/30/2018	$560,491	$525,341
12/31/2018	$532,014	$499,862
1/31/2019	$571,896	$532,703
2/28/2019	$580,926	$546,287
3/31/2019	$586,194	$549,729
4/30/2019	$598,234	$565,176
5/31/2019	$565,124	$538,048
6/30/2019	$600,479	$569,954
7/31/2019	$580,840	$562,715
8/31/2019	$561,957	$548,141
9/30/2019	$580,085	$563,873
10/31/2019	$597,457	$584,116
11/30/2019	$605,011	$590,716
12/31/2019	$623,872	$609,914
1/31/2020	$607,515	$597,167
2/29/2020	$556,889	$543,183
3/31/2020	$468,877	$470,668
4/30/2020	$500,032	$501,074
5/31/2020	$528,071	$522,870
6/30/2020	$539,754	$540,648
7/31/2020	$563,120	$553,245
8/31/2020	$589,602	$581,682
9/30/2020	$577,919	$566,558
10/31/2020	$558,447	$543,952
11/30/2020	$632,439	$628,265
12/31/2020	$661,960	$657,479
1/31/2021	$653,301	$650,477
2/28/2021	$666,682	$665,067
3/31/2021	$688,721	$680,357
4/30/2021	$702,102	$700,829
5/31/2021	$732,799	$723,683
6/30/2021	$723,001	$715,542
7/31/2021	$730,955	$720,930
8/31/2021	$746,067	$733,647
9/30/2021	$708,684	$712,357
10/31/2021	$726,183	$729,881
11/30/2021	$700,730	$695,941
12/31/2021	$736,903	$731,573
1/31/2022	$700,018	$696,224
2/28/2022	$681,576	$683,900
3/31/2022	$675,161	$688,298
4/30/2022	$621,437	$643,765
5/31/2022	$623,040	$648,593
6/30/2022	$557,236	$588,404
7/31/2022	$592,977	$617,706
8/31/2022	$558,048	$588,365
9/30/2022	$506,061	$533,353
10/31/2022	$534,491	$562,037
11/30/2022	$592,977	$625,322
12/31/2022	$585,857	$625,823
1/31/2023	$641,064	$676,514
2/28/2023	$620,464	$662,375
3/31/2023	$632,824	$678,802
4/30/2023	$645,184	$697,944
5/31/2023	$614,696	$668,421
6/30/2023	$652,150	$698,834
7/31/2023	$674,000	$721,476
8/31/2023	$648,788	$693,837
9/30/2023	$626,097	$670,135
10/31/2023	$604,247	$642,968
11/30/2023	$669,798	$702,648
12/31/2023	$713,599	$739,980
1/31/2024	$712,752	$744,242
2/29/2024	$730,550	$757,865
3/31/2024	$761,060	$782,791
4/30/2024	$739,025	$762,745
5/31/2024	$782,247	$792,263
6/30/2024	$762,437	$779,472
7/31/2024	$782,274	$802,339

Average Annual Total Returns (as of 7/31/24)

Name	1 Year	5 Years	10 Years
Institutional shares	16.06%	6.14%	4.58%
MSCI EAFE Net Total Return USD Index	11.21%	7.36%	4.84%

Visit domini.com/performance  for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$818,184,902
Total number of portfolio holdings	172
Portfolio turnover rate	89%
Total advisory fees paid	$6,921,818

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Novo Nordisk A/S, Class B	4.1%
Novartis AG	4.0%
3i Group PLC	2.2%
Recruit Holdings Co., Ltd.	2.2%
MS&AD Insurance Group Holdings, Inc.	2.2%
Banco Santander SA	2.1%
InterContinental Hotels Group PLC	2.0%
adidas AG	1.8%
Bayerische Motoren Werke AG	1.8%
Fast Retailing Co., Ltd.	1.8%

Annual Shareholder Report

July 31, 2024

Domini Impact International Equity Fund℠

Institutional shares

July 31, 2024

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	1.5%
Utilities	0.5%
Communication Services	2.1%
Real Estate	4.8%
Consumer Staples	5.9%
Materials	6.7%
Information Technology	11.6%
Consumer Discretionary	12.8%
Industrials	15.6%
Health Care	16.5%
Financials	22.0%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	1.5%
OtherFootnote Reference*	16.5%
Singapore	2.3%
Spain	4.5%
Netherlands	4.7%
Australia	4.9%
United States	5.4%
Germany	5.5%
Denmark	5.8%
France	7.7%
Switzerland	9.3%
United Kingdom	11.5%
Japan	20.4%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Reduction in management fee: As of August 1, 2024, the Fund’s management fee schedule decreased from a management fee rate schedule of: 0.96% of the first $250 million of net assets managed, 0.88% of the next $250 million of net assets managed, and 0.785% of the next $500 million of net assets managed; to 0.94% of the first $250 million of net assets managed, 0.83% of the next $250 million of net assets managed, and 0.75% of the next $250 million of net assets managed, and 0.70% of net assets managed in excess of $1 billion.

Portfolio Manager update: Effective on February 6, 2024, Mark Yarger, CFA, was added as a portfolio manager of the Fund. Effective June 30, 2024, David Elliott retired as a portfolio manager of the Fund.

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2024

Domini Impact International Equity Fund℠

Institutional shares

Annual Shareholder Report

July 31, 2024

Domini Impact International Equity Fund℠

INVESTOR SHARES | DOMIX

Shareholder Report Overview

This shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$141	1.31%

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 15.59% for the trailing twelve months ended July 31, 2024, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 11.21%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

The Fund’s subadviser, Wellington Management, selects Domini-approved securities and manages investment risk using proprietary quantitative models. Security selections made using Wellington Management’s Quantitative Equity model drove outperformance during the period, with all three of the model’s main factor themes—momentum, quality, and value—contributing positively. This was partially offset by a negative impact from the Fund’s underweight to size (i.e., investing in companies on average with a smaller market capitalization relative to the companies in the benchmark). From a sector perspective, outperformance was driven by positive stock selection in the Financials, Health Care, and Industrials sectors, partially offset by negative security selection in the Information Technology sector.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Financials (overweight)

  Health Care (overweight)

  Industrials (underweight)

  Stocks:

  Novo Nordisk A/S (overweight)

  Recruit Holdings Co., Ltd. (overweight)

  3i Group plc (overweight)

  Sectors:

  Information Technology (overweight)

  Communication Services (underweight)

  Stocks:

  Shiseido Co., Ltd. (overweight)

  SAP SE (underweight)

  MatsukiyoCocokara & Co. (overweight)

Annual Shareholder Report

July 31, 2024

DOMIX07312024

Domini Impact International Equity Fund℠

Investor shares

July 31, 2024

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2024)

	Investor shares	MSCI EAFE Net Total Return USD Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,133	$9,985
9/30/2014	$9,697	$9,601
10/31/2014	$9,685	$9,461
11/30/2014	$9,843	$9,590
12/31/2014	$9,556	$9,258
1/31/2015	$9,789	$9,303
2/28/2015	$10,308	$9,859
3/31/2015	$10,113	$9,710
4/30/2015	$10,450	$10,106
5/31/2015	$10,476	$10,054
6/30/2015	$10,283	$9,769
7/31/2015	$10,465	$9,972
8/31/2015	$9,841	$9,239
9/30/2015	$9,503	$8,770
10/31/2015	$10,179	$9,455
11/30/2015	$9,919	$9,308
12/31/2015	$9,724	$9,183
1/31/2016	$9,270	$8,518
2/29/2016	$9,042	$8,362
3/31/2016	$9,845	$8,907
4/30/2016	$10,019	$9,164
5/31/2016	$9,965	$9,081
6/30/2016	$9,499	$8,776
7/31/2016	$9,930	$9,221
8/31/2016	$9,970	$9,228
9/30/2016	$10,118	$9,341
10/31/2016	$10,051	$9,150
11/30/2016	$9,728	$8,968
12/31/2016	$10,021	$9,274
1/31/2017	$10,443	$9,543
2/28/2017	$10,648	$9,680
3/31/2017	$10,962	$9,946
4/30/2017	$11,357	$10,199
5/31/2017	$11,684	$10,573
6/30/2017	$11,620	$10,554
7/31/2017	$11,976	$10,858
8/31/2017	$11,989	$10,854
9/30/2017	$12,140	$11,124
10/31/2017	$12,331	$11,293
11/30/2017	$12,317	$11,412
12/31/2017	$12,486	$11,595
1/31/2018	$13,241	$12,178
2/28/2018	$12,598	$11,628
3/31/2018	$12,402	$11,419
4/30/2018	$12,570	$11,679
5/31/2018	$12,249	$11,417
6/30/2018	$11,944	$11,277
7/31/2018	$12,224	$11,555
8/31/2018	$11,930	$11,332
9/30/2018	$12,014	$11,430
10/31/2018	$11,018	$10,521
11/30/2018	$11,018	$10,507
12/31/2018	$10,446	$9,997
1/31/2019	$11,240	$10,654
2/28/2019	$11,401	$10,926
3/31/2019	$11,519	$10,995
4/30/2019	$11,739	$11,304
5/31/2019	$11,093	$10,761
6/30/2019	$11,774	$11,399
7/31/2019	$11,391	$11,254
8/31/2019	$11,009	$10,963
9/30/2019	$11,362	$11,277
10/31/2019	$11,700	$11,682
11/30/2019	$11,847	$11,814
12/31/2019	$12,217	$12,198
1/31/2020	$11,900	$11,943
2/29/2020	$10,888	$10,864
3/31/2020	$9,166	$9,413
4/30/2020	$9,770	$10,021
5/31/2020	$10,314	$10,457
6/30/2020	$10,540	$10,813
7/31/2020	$10,993	$11,065
8/31/2020	$11,507	$11,634
9/30/2020	$11,280	$11,331
10/31/2020	$10,888	$10,879
11/30/2020	$12,337	$12,565
12/31/2020	$12,917	$13,150
1/31/2021	$12,734	$13,010
2/28/2021	$12,992	$13,301
3/31/2021	$13,417	$13,607
4/30/2021	$13,660	$14,017
5/31/2021	$14,252	$14,474
6/30/2021	$14,065	$14,311
7/31/2021	$14,218	$14,419
8/31/2021	$14,494	$14,673
9/30/2021	$13,775	$14,247
10/31/2021	$14,096	$14,598
11/30/2021	$13,606	$13,919
12/31/2021	$14,297	$14,631
1/31/2022	$13,575	$13,924
2/28/2022	$13,222	$13,678
3/31/2022	$13,084	$13,766
4/30/2022	$12,039	$12,875
5/31/2022	$12,070	$12,972
6/30/2022	$10,786	$11,768
7/31/2022	$11,484	$12,354
8/31/2022	$10,786	$11,767
9/30/2022	$9,793	$10,667
10/31/2022	$10,336	$11,241
11/30/2022	$11,469	$12,506
12/31/2022	$11,317	$12,516
1/31/2023	$12,381	$13,530
2/28/2023	$11,974	$13,247
3/31/2023	$12,209	$13,576
4/30/2023	$12,444	$13,959
5/31/2023	$11,864	$13,368
6/30/2023	$12,583	$13,977
7/31/2023	$12,997	$14,430
8/31/2023	$12,503	$13,877
9/30/2023	$12,057	$13,403
10/31/2023	$11,627	$12,859
11/30/2023	$12,901	$14,053
12/31/2023	$13,737	$14,800
1/31/2024	$13,705	$14,885
2/29/2024	$14,057	$15,157
3/31/2024	$14,649	$15,656
4/30/2024	$14,201	$15,255
5/31/2024	$15,033	$15,845
6/30/2024	$14,650	$15,589
7/31/2024	$15,024	$16,047

Average Annual Total Returns (as of 7/31/24)

Name	1 Year	5 Years	10 Years
Investor shares	15.59%	5.69%	4.15%
MSCI EAFE Net Total Return USD Index	11.21%	7.36%	4.84%

Visit domini.com/performance  for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$818,184,902
Total number of portfolio holdings	172
Portfolio turnover rate	89%
Total advisory fees paid	$6,921,818

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Novo Nordisk A/S, Class B	4.1%
Novartis AG	4.0%
3i Group PLC	2.2%
Recruit Holdings Co., Ltd.	2.2%
MS&AD Insurance Group Holdings, Inc.	2.2%
Banco Santander SA	2.1%
InterContinental Hotels Group PLC	2.0%
adidas AG	1.8%
Bayerische Motoren Werke AG	1.8%
Fast Retailing Co., Ltd.	1.8%

Annual Shareholder Report

July 31, 2024

Domini Impact International Equity Fund℠

Investor shares

July 31, 2024

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	1.5%
Utilities	0.5%
Communication Services	2.1%
Real Estate	4.8%
Consumer Staples	5.9%
Materials	6.7%
Information Technology	11.6%
Consumer Discretionary	12.8%
Industrials	15.6%
Health Care	16.5%
Financials	22.0%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	1.5%
OtherFootnote Reference*	16.5%
Singapore	2.3%
Spain	4.5%
Netherlands	4.7%
Australia	4.9%
United States	5.4%
Germany	5.5%
Denmark	5.8%
France	7.7%
Switzerland	9.3%
United Kingdom	11.5%
Japan	20.4%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Reduction in management fee: As of August 1, 2024, the Fund’s management fee schedule decreased from a management fee rate schedule of: 0.96% of the first $250 million of net assets managed, 0.88% of the next $250 million of net assets managed, and 0.785% of the next $500 million of net assets managed; to 0.94% of the first $250 million of net assets managed, 0.83% of the next $250 million of net assets managed, and 0.75% of the next $250 million of net assets managed, and 0.70% of net assets managed in excess of $1 billion.

Portfolio Manager update: Effective on February 6, 2024, Mark Yarger, CFA, was added as a portfolio manager of the Fund. Effective June 30, 2024, David Elliott retired as a portfolio manager of the Fund.

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2024

Domini Impact International Equity Fund℠

Investor shares

Annual Shareholder Report

July 31, 2024

Domini International Opportunities Fund℠

INSTITUTIONAL SHARES | LEADX

Shareholder Report Overview

This shareholder report contains important information about the Domini International Opportunities Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$122	1.15%

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional Shares returned 11.75% for the trailing twelve months ended July 31, 2024, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 11.21%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

Sector allocations and stock selection both contributed to outperformance relative to the benchmark. The positive sector allocation impact was largely attributable to the Fund’s overweight to Information Technology and underweight to Consumer Staples. Positive security selection was driven by outperformance in Health Care and Materials, partially offset by underperformance in Financials. The top individual contributor was an overweight position in Danish pharmaceutical company Novo Nordisk, which has experienced blockbuster sales for its weight-loss and diabetes medications.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Health Care (overweight)

  Consumer Staples (underweight)

  Materials (overweight)

  Stocks:

  Novo Nordisk A/S (overweight)

  Nestlé S.A. (ineligible, not held)

  LVMH Moët Hennessy Louis Vuitton (ineligible,

    not held)

  Sectors:

  Financials (overweight)

  Industrials (overweight)

  Communication Services (underweight)

  Stocks:

  AIA Group Limited (overweight)

  BYD Company Ltd. (out-of-benchmark)

  Hitachi, Ltd. (ineligible, not held)

Annual Shareholder Report

July 31, 2024

LEADX07312024

Domini International Opportunities Fund℠

Institutional shares

July 31, 2024

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $500,000 INVESTMENT (as of 7/31/2024)

	Institutional shares	MSCI EAFE Net Total Return USD Index
11/30/2020	$500,000	$500,000
12/31/2020	$519,000	$516,657
1/31/2021	$511,500	$511,129
2/28/2021	$517,500	$522,593
3/31/2021	$523,500	$534,608
4/30/2021	$535,500	$550,694
5/31/2021	$551,500	$568,652
6/30/2021	$551,686	$562,255
7/31/2021	$557,217	$566,489
8/31/2021	$574,819	$576,482
9/30/2021	$550,680	$559,752
10/31/2021	$571,299	$573,522
11/30/2021	$547,662	$546,853
12/31/2021	$569,745	$574,852
1/31/2022	$529,630	$547,075
2/28/2022	$508,810	$537,392
3/31/2022	$511,349	$540,848
4/30/2022	$471,233	$505,855
5/31/2022	$478,342	$509,649
6/30/2022	$434,287	$462,353
7/31/2022	$458,869	$485,378
8/31/2022	$429,678	$462,323
9/30/2022	$389,219	$419,096
10/31/2022	$410,217	$441,635
11/30/2022	$458,869	$491,363
12/31/2022	$450,429	$491,756
1/31/2023	$489,374	$531,578
2/28/2023	$477,588	$520,521
3/31/2023	$495,011	$533,430
4/30/2023	$506,285	$548,473
5/31/2023	$491,424	$525,273
6/30/2023	$510,649	$549,173
7/31/2023	$522,548	$566,966
8/31/2023	$497,714	$545,245
9/30/2023	$477,019	$526,621
10/31/2023	$462,533	$505,293
11/30/2023	$511,166	$552,194
12/31/2023	$536,912	$581,532
1/31/2024	$538,470	$584,882
2/29/2024	$558,721	$595,587
3/31/2024	$574,818	$615,176
4/30/2024	$554,047	$599,422
5/31/2024	$580,010	$622,638
6/30/2024	$569,822	$612,586
7/31/2024	$583,963	$630,557

Average Annual Total Returns (as of 7/31/24)

Name	1 Year	Since Inception (11/30/20)
Institutional shares	11.75%	4.33%
MSCI EAFE Net Total Return USD Index	11.21%	6.51%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$24,336,020
Total number of portfolio holdings	289
Portfolio turnover rate	17%
Total advisory fees paid	$195,847

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Novo Nordisk A/S, Class B	5.3%
ASML Holding NV	4.3%
Novartis AG	2.8%
AstraZeneca PLC	2.8%
SAP SE	2.6%
Linde PLC	2.5%
Toyota Motor Corp.	2.4%
Commonwealth Bank of Australia	1.8%
Unilever PLC	1.8%
Siemens AG	1.7%

Annual Shareholder Report

July 31, 2024

Domini International Opportunities Fund℠

Institutional shares

July 31, 2024

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	1.4%
Real Estate	2.2%
Utilities	2.7%
Communication Services	3.5%
Consumer Staples	7.1%
Materials	7.4%
Consumer Discretionary	10.8%
Information Technology	12.2%
Health Care	16.4%
Industrials	16.7%
Financials	19.6%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	1.4%
OtherFootnote Reference*	8.4%
Sweden	3.3%
Spain	3.8%
Australia	4.2%
Denmark	6.8%
France	7.6%
Netherlands	7.8%
Switzerland	8.6%
Germany	9.2%
United Kingdom	10.2%
United States	10.4%
Japan	18.3%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2024

Domini International Opportunities Fund℠

Institutional shares

Annual Shareholder Report

July 31, 2024

Domini International Opportunities Fund℠

INVESTOR SHARES | RISEX

Shareholder Report Overview

This shareholder report contains important information about the Domini International Opportunities Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$148	1.40%

How did the Fund perform last year and what affected its performance?

The Fund’s Investor Shares returned 11.52% for the trailing twelve months ended July 31, 2024, outperforming the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 11.21%.

Equities generally experienced strong positive returns over the period, boosted by falling inflation, resilient economic data, and expectations for lower interest rates. Mega-capitalization and growth stocks outperformed, with swelling enthusiasm around artificial intelligence (AI) driving particularly strong results for large technology stocks.

Sector allocations and stock selection both contributed to outperformance relative to the benchmark. The positive sector allocation impact was largely attributable to the Fund’s overweight to Information Technology and underweight to Consumer Staples. Positive security selection was driven by outperformance in Health Care and Materials, partially offset by underperformance in Financials. The top individual contributor was an overweight position in Danish pharmaceutical company Novo Nordisk, which has experienced blockbuster sales for its weight-loss and diabetes medications.

  Top Relative Contributors ↑

  Top Relative Detractors ↓

  Sectors:

  Health Care (overweight)

  Consumer Staples (underweight)

  Materials (overweight)

  Stocks:

  Novo Nordisk A/S (overweight)

  Nestlé S.A. (ineligible, not held)

  LVMH Moët Hennessy Louis Vuitton (ineligible,

    not held)

  Sectors:

  Financials (overweight)

  Industrials (overweight)

  Communication Services (underweight)

  Stocks:

  AIA Group Limited (overweight)

  BYD Company Ltd. (out-of-benchmark)

  Hitachi, Ltd. (ineligible, not held)

Annual Shareholder Report

July 31, 2024

RISEX07312024

Domini International Opportunities Fund℠

Investor shares

July 31, 2024

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2024)

	Investor shares	MSCI EAFE Net Total Return USD Index
11/30/2020	$10,000	$10,000
12/31/2020	$10,380	$10,333
1/31/2021	$10,230	$10,223
2/28/2021	$10,340	$10,452
3/31/2021	$10,460	$10,692
4/30/2021	$10,700	$11,014
5/31/2021	$11,020	$11,373
6/30/2021	$11,011	$11,245
7/31/2021	$11,131	$11,330
8/31/2021	$11,483	$11,530
9/30/2021	$10,991	$11,195
10/31/2021	$11,403	$11,470
11/30/2021	$10,921	$10,937
12/31/2021	$11,371	$11,497
1/31/2022	$10,561	$10,942
2/28/2022	$10,146	$10,748
3/31/2022	$10,187	$10,817
4/30/2022	$9,397	$10,117
5/31/2022	$9,539	$10,193
6/30/2022	$8,652	$9,247
7/31/2022	$9,141	$9,708
8/31/2022	$8,560	$9,246
9/30/2022	$7,754	$8,382
10/31/2022	$8,172	$8,833
11/30/2022	$9,131	$9,827
12/31/2022	$8,968	$9,835
1/31/2023	$9,733	$10,632
2/28/2023	$9,509	$10,410
3/31/2023	$9,845	$10,669
4/30/2023	$10,060	$10,969
5/31/2023	$9,764	$10,505
6/30/2023	$10,148	$10,983
7/31/2023	$10,384	$11,339
8/31/2023	$9,901	$10,905
9/30/2023	$9,479	$10,532
10/31/2023	$9,190	$10,106
11/30/2023	$10,158	$11,044
12/31/2023	$10,661	$11,631
1/31/2024	$10,702	$11,698
2/29/2024	$11,094	$11,912
3/31/2024	$11,413	$12,304
4/30/2024	$10,991	$11,988
5/31/2024	$11,516	$12,453
6/30/2024	$11,300	$12,252
7/31/2024	$11,581	$12,611

Average Annual Total Returns (as of 7/31/24)

Name	1 Year	Since Inception (11/30/20)
Investor shares	11.52%	4.09%
MSCI EAFE Net Total Return USD Index	11.21%	6.51%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Fund's net assets	$24,336,020
Total number of portfolio holdings	289
Portfolio turnover rate	17%
Total advisory fees paid	$195,847

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Novo Nordisk A/S, Class B	5.3%
ASML Holding NV	4.3%
Novartis AG	2.8%
AstraZeneca PLC	2.8%
SAP SE	2.6%
Linde PLC	2.5%
Toyota Motor Corp.	2.4%
Commonwealth Bank of Australia	1.8%
Unilever PLC	1.8%
Siemens AG	1.7%

Annual Shareholder Report

July 31, 2024

Domini International Opportunities Fund℠

Investor shares

July 31, 2024

SECTOR ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	1.4%
Real Estate	2.2%
Utilities	2.7%
Communication Services	3.5%
Consumer Staples	7.1%
Materials	7.4%
Consumer Discretionary	10.8%
Information Technology	12.2%
Health Care	16.4%
Industrials	16.7%
Financials	19.6%

GEOGRAPHICAL ALLOCATION (% of net assets)

Value	Value
Other Assets, Less Liabilities	1.4%
OtherFootnote Reference*	8.4%
Sweden	3.3%
Spain	3.8%
Australia	4.2%
Denmark	6.8%
France	7.6%
Netherlands	7.8%
Switzerland	8.6%
Germany	9.2%
United Kingdom	10.2%
United States	10.4%
Japan	18.3%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2024

Domini International Opportunities Fund℠

Investor shares

(b) Not applicable

Item 2.	Code of Ethics.

(a) As of the end of the period covered by this report on Form N-CSR, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Registrant is filing its code of ethics with this report.

Item 3.	Audit Committee Financial Expert.

John L. Shields, a member of the Audit Committee, has been determined by the Board of Trustees of the registrant in its reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in the instructions to Form N-CSR. In addition, Mr. Shields is an “independent” member of the Audit Committee as defined in the instructions to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal years ended July 31, 2024, and July 31, 2023, the aggregate audit fees billed to the registrant by KPMG LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, are shown in the table below:

Fund	2024	2023
Domini Impact Equity Fund	$50,210	$46,800
Domini Impact Bond Fund	$42,540	$39,600
Domini Impact International Equity Fund	$42,790	$39,600
Domini Sustainable Solutions Fund	$42,290	$39,600
Domini International Opportunities Fund	$42,290	$39,600

(b) Audit-Related Fees

There were no audit-related fees billed by KPMG for services rendered for assurance and related services to the registrant that were reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as audit fees, for the fiscal years ended July 31, 2024, and July 31, 2023.

There were no audit-related fees billed by KPMG for the fiscal years ended July 31, 2024, and July 31, 2023 that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Domini Impact Investments LLC and entities controlling, controlled by, or under common control with Domini Impact Investments LLC (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the registrant (“Service Providers”).

(c) Tax Fees

In each of the fiscal years ended July 31, 2024, and July 31, 2023, the aggregate tax fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the registrant are shown in the table below:

Fund	2024		2023
Domini Impact Equity Fund		$8,710		$8,455
Domini Impact Bond Fund		$8,710		$8,455
Domini Impact International Equity Fund		$8,710		$8,455
Domini Sustainable Solutions Fund Domini International Opportunities Fund	$ $	8,710 8,710	$ $	8,455 8,455

There were no tax fees billed by KPMG for the fiscal years ended July 31, 2024, and July 31, 2023 that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of the registrant’s Service Providers.

(d) All Other Fees

There were no other fees billed by KPMG for the fiscal years ended July 31, 2024 and July 31, 2023 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

There were no other fees billed by KPMG for the fiscal years ended July 31, 2024, and July 31, 2023 that were required to be approved by the registrant’s Audit Committee for other non-audit services rendered on behalf of the registrant’s Service Providers.

(e)(1) Audit Committee Preapproval Policy: The Registrant’s Audit Committee Preapproval Policy is set forth below:

1. Statement of Principles

The Audit Committee is required to preapprove audit and non-audit services performed for each series of the Domini Investment Trust, (each such series a “Fund” and collectively, the “Funds”) by the independent registered public accountant in order to assure that the provision of such services does not impair the accountant’s independence. The Audit Committee also is required to preapprove non-audit services performed by the Funds’ independent registered public accountant for the Funds’ investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Funds, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Funds. The preapproval of these services also is intended to assure that the provision of the services does not impair the accountant’s independence.

Unless a type of service to be provided by the independent registered public accountant has received preapproval, it will require separate preapproval by the Audit Committee. Also, any proposed services exceeding preapproved cost levels will require separate preapproval by the Audit Committee. When considering services for preapproval the Audit Committee will take into account such matters as it deems appropriate or advisable, including applicable rules regarding auditor independence.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services for the Funds, that have the preapproval of the Audit Committee. The term of any preapproval is 12 months from the date of preapproval, unless the Audit Committee specifically provides for a different period. The Audit Committee will periodically revise the list of preapproved services based on subsequent determinations.

Notwithstanding any provision of this Policy, the Audit Committee is not required to preapprove services for which preapproval is not required by applicable law, including de minimis and grandfathered services.

2. Delegation

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting. By adopting this Policy the Audit Committee does not delegate to management the Audit Committee’s responsibilities to preapprove services performed by the independent auditor.

3. Audit Services

The annual Audit services engagement terms and fees for the Funds will be subject to the preapproval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope or other matters.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other Audit services, which are those services that only the independent registered public accountant reasonably can provide. The Audit Committee has preapproved the Audit services listed in Appendix A. All Audit services not listed in Appendix A must be separately preapproved by the Audit Committee.

4. Audit-Related Services

Audit-related services are assurance and related services for the Funds that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent registered public accountant. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the accountant, and has preapproved the Audit-related services listed in Appendix B. All Audit-related services not listed in Appendix B must be separately preapproved by the Audit Committee.

5. Tax Services

The Audit Committee believes that the independent registered public accountant can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the accountant’s independence. However, the Audit Committee will not permit the retention of the independent registered public accountant in connection with a transaction initially recommended by the independent registered public accountant, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has preapproved the Tax services listed in Appendix C. All Tax services not listed in Appendix C must be separately preapproved by the Audit Committee.

6. All Other Services

The Audit Committee may grant preapproval to those permissible non-audit services for the Funds classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the accountant. The Audit Committee has preapproved the All Other services listed in Appendix D. Permissible All Other services not listed in Appendix D must be separately preapproved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7. Preapproval Fee Levels

Preapproval fee levels for all services to be provided by the independent registered public accountant to the Funds, and applicable non-audit services to be provided by the accountant to the Funds’ investment adviser and its affiliates, will be established periodically by the Audit Committee. Any proposed services exceeding these levels will require specific preapproval by the Audit Committee.

8. Supporting Documentation

With respect to each service that is separately preapproved, the independent auditor will provide detailed back-up documentation, which will be provided to the Audit Committee, regarding the specific services to be provided.

9. Procedures

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent registered public accountant and the Funds’ treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Policy of which it becomes aware.

Appendix A – Audit Committee Preapproval Policy

Preapproved Audit Services

for

October 27, 2023 through October 31, 2024

Service	Fee Range
Statutory audits or financial audits (including tax services associated with non-audit services)	As presented to Audit Committee in a separate engagement letter[1]

Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters	Not to exceed $9,000 per filing

Appendix B - Audit Committee Preapproval Policy

Preapproved Audit-Related Services

for

October 27, 2023 through October 31, 2024

Service	Fee Range
Consultations by Fund management with respect to the accounting or disclosure treatment of securities, transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies	Not to exceed $5,000 per occurrence during the Pre-Approval Period

Review of Funds’ semi-annual financial statements	Not to exceed $2,000 per set of financial statements per fund

Regulatory compliance assistance	Not to exceed $5,000 per quarter

Training Courses	Not to exceed $5,000 per course

Appendix C – Audit Committee Preapproval Policy

Preapproved Tax Services

for

October 27, 2023 through October 31, 2024

Service	Fee Range
Review of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions.	As presented to Audit Committee in a separate engagement letter[1]

Tax assistance and advice regarding statutory, regulatory or administrative developments	Not to exceed $5,000 for the Funds’ or for the Funds’ investment adviser during the Pre-Approval period

Assistance with custom tax audits and related matters	Not to exceed $15,000 per Fund during the Pre-Approval Period

Tax Training Courses	Not to exceed $5,000 per course during the Pre-Approval Period

M & A tax due diligence services associated with Fund mergers including: review of the target fund’s historical tax filings, review of the target fund’s tax audit examination history, and hold discussions with target management and external tax advisors. Advice regarding the target fund’s overall tax posture and historical and future tax exposures.	Not to exceed $8,000 per merger during the Pre-Approval Period

Tax services related to the preparation of annual PFIC statements and annual Form 5471 (Controlled Foreign Corporation for structured finance vehicles)	Not to exceed $20,000 during the Pre-Approval Period

Appendix D – Audit Committee Preapproval Policy

Preapproved All Other Services

for

October 27, 2023 through October 31, 2024

Service	Fee Range
With respect to any service set forth in Appendices A, B, or C, and any other permitted services not listed herein, the Audit Committee Chair is delegated pre-approval authority.	Not to exceed $20,000 per service, or $75,000 per annum in the aggregate for all such services.

No other services for the Pre-Approval Period have been specifically preapproved by the Audit Committee.	N/A

Exhibit 1 – Audit Committee Preapproval Policy

Prohibited Non-Audit Services

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser or investment banking services

•	Legal services

•	Expert services unrelated to the audit

[1]

For new funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing funds, pro-rated in accordance with inception dates as provided in the auditors’ proposal or any engagement letter covering the period at issue. Fees in the engagement letter will be controlling.

(e)(2) None, or 0%, of the services relating to the audit-related fees, tax fees, and all other fees paid by the registrant disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) According to KPMG for the fiscal year ended July 31, 2024, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than KPMG’s full-time, permanent employees is as follows:

Fund	2024
Domini Impact Equity Fund	0%
Domini Impact Bond Fund	0%
Domini Impact International Equity Fund Domini Sustainable Solutions Fund	0 0	% %
Domini International Opportunities Fund	0%

(g) There were no non-audit services rendered to the registrant’s Service Providers for the fiscal years ended July 31, 2024 and July 31, 2023.

The aggregate non-audit fees billed by KPMG for services rendered to the registrant for the fiscal year ended July 31, 2024 was $ 43,550. These fees related to the 2024 Tax Fees described in Item 4 (c). The aggregate non-audit fees billed by KPMG for services rendered to the registrant for the fiscal year ended July 31, 2023, were $42,275. These fees related to the 2023 Tax Fees described in Item 4 (c).

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a) The Schedule of Investments is included as part of the Financial Statements filed under Item 7.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financials and Other Information

July 31, 2024

Domini Impact Equity FundSM

Investor shares (DSEFX), Institutional shares (DIEQX), and Class Y shares (DSFRX)

Domini International Opportunities FundSM

Investor shares (RISEX) and Institutional shares (LEADX)

Domini Sustainable Solutions FundSM

Investor shares (CAREX) and Institutional shares (LIFEX)

Domini Impact International Equity FundSM

Investor shares (DOMIX), Institutional shares (DOMOX), and Class Y shares (DOMYX),

Domini Impact Bond FundSM

Investor shares (DSBFX), Institutional shares (DSBIX), and Class Y shares (DSBYX)

TABLE OF CONTENTS

Fund Holdings

1	Domini Impact Equity Fund

7	Domini International Opportunities Fund

14	Domini Sustainable Solutions Fund

16	Domini Impact International Equity Fund

21	Domini Impact Bond Fund

Fund Financial Statements

34	Domini Impact Equity Fund

35	Domini International Opportunities Fund

36	Domini Sustainable Solutions Fund

37	Domini Impact International Equity Fund

71	Domini Impact Bond Fund

91	Changes in and Disagreements with Accountants

91	Proxy Voting Information

91	Remuneration Paid to Directors, Officers, and Others

91	Statement Regarding Basis for Approval of Management and Submanagement Agreements

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024

SECURITY	SHARES	VALUE
Long Term Investments – 99.8%
Common Stocks – 99.8%
Communication Services – 7.9%
Alphabet, Inc., Class A	271,200	$46,521,648
AT&T, Inc.	248,885	4,791,036
Charter Communications, Inc., Class A (a)	3,158	1,199,156
Comcast Corp., Class A	135,121	5,576,444
Netflix, Inc. (a)	14,938	9,386,292
New York Times Co. (The), Class A	62,327	3,340,104
Rogers Communications, Inc., Class B	14,300	552,695
TELUS Corp.	51,494	831,113
T-Mobile US, Inc.	17,600	3,208,128
Verizon Communications, Inc.	134,395	5,445,686
Walt Disney Co. (The)	63,493	5,948,659

		86,800,961

Consumer Discretionary – 10.1%
Amazon.com, Inc. (a)	228,080	42,646,398
Aptiv PLC (a)	9,200	638,388
Best Buy Co., Inc.	6,749	583,923
Chipotle Mexican Grill, Inc. (a)	47,850	2,599,212
Cie Generale des Etablissements Michelin SCA ADR	47,800	942,138
eBay, Inc.	17,700	984,297
Ford Motor Co.	136,400	1,475,848
Garmin, Ltd.	5,346	915,503
Home Depot, Inc. (The)	34,651	12,757,112
Levi Strauss & Co., Class A	85,684	1,570,588
Lowe’s Cos., Inc.	19,741	4,846,613
MercadoLibre, Inc. (a)	1,723	2,875,515
NIKE, Inc., Class B	42,349	3,170,246
NIO, Inc. ADR (a)	68,500	304,140
Sony Group Corp. ADR	39,755	3,521,895
Starbucks Corp.	38,667	3,014,093
Tapestry, Inc.	8,000	320,720
Tesla, Inc. (a)	97,099	22,533,765
TJX Cos., Inc.	40,000	4,520,800
Ulta Beauty, Inc. (a)	1,698	619,583
Williams-Sonoma, Inc.	4,400	680,592

		111,521,369

Consumer Staples – 6.1%
Church & Dwight Co., Inc.	8,512	834,261
Clorox Co. (The)	4,300	567,299
Colgate-Palmolive Co.	28,525	2,829,395
Costco Wholesale Corp.	15,503	12,743,466
elf Beauty, Inc. (a)	4,398	759,007
Estee Lauder Cos., Inc. (The), Class A	7,577	754,745
General Mills, Inc.	19,499	1,309,163
Haleon PLC ADR	133,925	1,225,414
JM Smucker Co. (The)	3,346	394,660
Kenvue, Inc.	68,500	1,266,565
Keurig Dr. Pepper, Inc.	36,900	1,264,932
Kimberly-Clark Corp.	11,718	1,582,516
Kraft Heinz Co. (The)	26,423	930,354
Kroger Co. (The)	23,211	1,264,999
Lamb Weston Holdings, Inc.	4,800	288,096
L’Oreal SA ADR	42,700	3,697,393
McCormick & Co., Inc.	9,300	716,193
Mondelez International, Inc., Class A	46,647	3,188,322

PepsiCo, Inc.	47,931	8,276,246

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

SECURITY	SHARES	VALUE

Consumer Staples (Continued)
Procter & Gamble Co. (The)	82,625	$13,282,795
Sysco Corp.	17,203	1,318,610
Target Corp.	16,051	2,414,231
Unilever PLC ADR	83,985	5,156,679
Walgreens Boots Alliance, Inc.	24,848	294,946

		66,360,287

Financials – 12.7%
Aflac, Inc.	19,915	1,899,493
Allstate Corp.	9,000	1,540,080
American Express Co.	18,148	4,592,170
Aon PLC, Class A	7,300	2,398,123
Banco do Brasil SA ADR	95,800	454,092
Bank of America Corp.	237,154	9,559,678
Bank of Montreal	24,531	2,068,699
Bank of New York Mellon Corp. (The)	25,500	1,659,285
Bank of Nova Scotia (The)	40,766	1,902,549
BlackRock, Inc.	4,786	4,194,929
Brown & Brown, Inc.	8,200	815,326
Canadian Imperial Bank of Commerce	31,700	1,638,573
Capital One Financial Corp.	12,718	1,925,505
Cboe Global Markets, Inc.	3,600	660,636
Charles Schwab Corp. (The)	50,978	3,323,256
Chubb, Ltd.	14,287	3,938,354
Cincinnati Financial Corp.	5,411	706,785
Citigroup, Inc.	65,308	4,237,183
CME Group, Inc.	12,498	2,420,988
Discover Financial Services	8,700	1,252,713
DNB Bank ASA ADR	28,740	597,505
Equitable Holdings, Inc.	11,600	505,876
Everest Group, Ltd.	1,500	589,305
FactSet Research Systems, Inc.	1,300	537,017
Fifth Third Bancorp	23,256	984,659
Fiserv, Inc. (a)	20,600	3,369,542
Hartford Financial Services Group, Inc. (The)	10,293	1,141,700
Huntington Bancshares, Inc.	49,700	743,015
Intercontinental Exchange, Inc.	19,795	3,000,130
KeyCorp	32,900	530,677
London Stock Exchange Group PLC ADR	71,100	2,197,701
M&T Bank Corp.	5,700	981,369
Marsh & McLennan Cos., Inc.	17,330	3,857,138
Mastercard, Inc., Class A	28,852	13,378,961
MetLife, Inc.	21,100	1,621,535
Moody’s Corp.	5,471	2,497,402
Morgan Stanley	42,659	4,402,835
MSCI, Inc.	2,668	1,442,748
Nasdaq, Inc.	14,900	1,008,432
Northern Trust Corp.	6,600	585,090
PayPal Holdings, Inc. (a)	37,100	2,440,438
PNC Financial Services Group, Inc. (The)	13,749	2,489,944
Principal Financial Group, Inc.	8,000	652,080
Progressive Corp. (The)	20,658	4,423,291
Prudential Financial, Inc.	12,461	1,561,613
Raymond James Financial, Inc.	6,550	759,800
Regions Financial Corp.	31,028	694,096
Remitly Global, Inc. (a)	43,174	570,329
S&P Global, Inc.	11,158	5,408,617
T Rowe Price Group, Inc.	7,611	869,252
Toronto-Dominion Bank (The)	60,417	3,566,416

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

SECURITY	SHARES	VALUE

Financials (Continued)
Travelers Cos., Inc. (The)	7,916	$1,713,339
Truist Financial Corp.	46,302	2,069,236
US Bancorp	53,116	2,383,846
Visa, Inc., A Shares	54,800	14,558,716
W.R. Berkley Corp.	10,050	554,056

		139,876,123

Health Care – 13.1%
AbbVie, Inc.	61,752	11,443,881
Agilent Technologies, Inc.	10,200	1,442,280
Alcon, Inc.	17,362	1,632,028
Align Technology, Inc. (a)	2,400	556,512
Alnylam Pharmaceuticals, Inc. (a)	4,400	1,044,824
Amgen, Inc.	18,619	6,190,259
AstraZeneca PLC ADR	104,400	8,263,260
Becton Dickinson and Co.	10,051	2,422,894
Biogen, Inc. (a)	5,067	1,080,284
BioMarin Pharmaceutical, Inc. (a)	6,300	531,279
Bio-Techne Corp.	5,200	424,268
Bristol-Myers Squibb Co.	70,601	3,357,783
Cooper Cos., Inc. (The) (a)	6,900	643,977
CSL, Ltd. ADR	33,400	3,407,602
Danaher Corp.	23,615	6,543,244
DexCom, Inc. (a)	9,873	669,587
Edwards Lifesciences Corp. (a)	20,772	1,309,675
GE HealthCare Technologies, Inc.	14,800	1,252,524
Genmab A/S ADR (a)	21,600	611,064
Gilead Sciences, Inc.	43,446	3,304,503
GRAIL, Inc. (a)	891	13,704
GSK PLC ADR	68,800	2,667,376
Halozyme Therapeutics, Inc. (a)	47,286	2,613,024
Hologic, Inc. (a)	53,882	4,397,310
IDEXX Laboratories, Inc. (a)	2,819	1,342,182
Illumina, Inc. (a)	5,349	655,787
Incyte Corp. (a)	6,300	409,941
Inspire Medical Systems, Inc. (a)	5,173	729,652
Insulet Corp. (a)	2,300	447,005
Intuitive Surgical, Inc. (a)	12,300	5,468,703
Lonza Group AG ADR	25,500	1,703,655
Merck & Co., Inc.	88,335	9,993,338
Merck KGaA ADR	22,600	809,306
Mettler-Toledo International, Inc. (a)	690	1,049,511
Moderna, Inc. (a)	11,700	1,394,874
Neurocrine Biosciences, Inc. (a)	3,500	495,495
Novo Nordisk A/S ADR	117,956	15,644,504
Organon & Co.	39,487	863,186
Pfizer, Inc.	197,370	6,027,680
Quest Diagnostics, Inc.	3,715	528,644
Regeneron Pharmaceuticals, Inc. (a)	3,696	3,988,686
ResMed, Inc.	5,046	1,076,059
Revvity, Inc.	4,300	540,123
Sanofi SA ADR	80,416	4,166,353
Siemens Healthineers AG ADR	18,900	505,953
STERIS PLC	3,400	811,784
Stryker Corp.	12,128	3,971,314
Takeda Pharmaceutical Co., Ltd. ADR	102,000	1,415,760
Teleflex, Inc.	1,600	353,472
Thermo Fisher Scientific, Inc.	13,188	8,088,728
Veeva Systems, Inc., Class A (a)	5,106	979,995

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

SECURITY	SHARES	VALUE

Health Care (Continued)
Vertex Pharmaceuticals, Inc. (a)	8,943	$4,433,224
Waters Corp. (a)	2,063	693,746

		144,411,802

Industrials – 7.7%
Acuity Brands, Inc.	5,579	1,402,282
Advanced Drainage Systems, Inc.	8,425	1,491,562
Allegion PLC	2,900	396,749
Assa Abloy AB ADR	67,942	1,032,718
Atlas Copco AB, Class A ADR	142,300	2,555,708
Automatic Data Processing, Inc.	14,268	3,747,062
Brambles, Ltd. ADR	24,400	500,200
Builders FirstSource, Inc. (a)	4,300	719,691
Carlisle Cos., Inc.	1,700	711,586
Carrier Global Corp.	29,300	1,995,623
Central Japan Railway Co. ADR	57,800	678,745
Cintas Corp.	2,968	2,267,374
Comfort Systems USA, Inc.	4,847	1,611,240
Copart, Inc. (a)	30,500	1,596,065
Deere & Co.	9,145	3,401,757
Deutsche Post AG ADR	34,500	1,546,635
Emerson Electric Co.	19,826	2,321,823
Expeditors International of Washington, Inc.	4,900	611,618
FANUC Corp. ADR	65,700	973,017
Fastenal Co.	19,958	1,412,028
Graco, Inc.	5,900	501,795
Hubbell, Inc.	1,900	751,735
IDEX Corp.	2,600	542,048
Illinois Tool Works, Inc.	9,952	2,460,931
Ingersoll Rand, Inc.	14,069	1,412,528
JB Hunt Transport Services, Inc.	2,900	502,135
Kone Oyj ADR	24,500	626,220
Lennox International, Inc.	1,100	641,850
Masco Corp.	7,700	599,445
NEXTracker, Inc., Class A (a)	11,839	581,768
Nidec Corp. ADR	67,356	740,916
Nordson Corp.	1,700	425,561
Old Dominion Freight Line, Inc.	6,900	1,450,242
Otis Worldwide Corp.	14,100	1,332,450
Owens Corning	2,933	546,653
PACCAR, Inc.	17,900	1,766,014
Paychex, Inc.	11,231	1,437,793
Pentair PLC	5,500	483,285
Quanta Services, Inc.	5,000	1,326,900
Recruit Holdings Co., Ltd. ADR	241,500	2,753,100
RELX PLC ADR	65,300	3,084,119
Rockwell Automation, Inc.	3,972	1,106,798
Schneider Electric SE ADR	96,000	4,623,360
Siemens AG ADR	55,036	5,030,290
SMC Corp. ADR	42,000	1,026,774
Snap-on, Inc.	1,800	516,654
Stanley Black & Decker, Inc.	5,254	554,927
Thomson Reuters Corp.	5,000	809,600
Trane Technologies PLC	8,007	2,676,580
United Parcel Service, Inc., Class B	25,793	3,362,633
United Rentals, Inc.	2,359	1,785,999
Veralto Corp.	8,238	877,841
Vertiv Holdings Co., Class A	13,000	1,023,100
Vestas Wind Systems A/S ADR (a)	105,800	868,089

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

SECURITY	SHARES	VALUE

Industrials (Continued)
Watsco, Inc.	1,200	$587,388
Westinghouse Air Brake Technologies Corp.	5,991	965,450
Wolters Kluwer NV ADR	8,400	1,413,216
WW Grainger, Inc.	1,570	1,533,592
Xylem, Inc.	5,800	774,300

		84,477,562

Information Technology – 36.8%
Accenture PLC, Class A	23,400	7,736,508
Adobe, Inc. (a)	15,624	8,618,980
Advanced Micro Devices, Inc. (a)	56,150	8,112,552
Analog Devices, Inc.	17,211	3,982,281
Apple, Inc.	362,296	80,458,696
Applied Materials, Inc.	28,802	6,111,784
Arista Networks, Inc. (a)	7,995	2,770,667
ASML Holding NV, Class G	13,700	12,832,790
Atlassian Corp., Class A (a)	5,400	953,478
Autodesk, Inc. (a)	16,747	4,145,218
Broadcom, Inc.	158,580	25,480,634
Cadence Design Systems, Inc. (a)	9,384	2,511,721
Cisco Systems, Inc.	128,791	6,239,924
Cloudflare, Inc., Class A (a)	9,700	751,750
Crowdstrike Holdings, Inc., Class A (a)	6,900	1,600,524
Datadog, Inc., Class A (a)	9,800	1,141,112
Enphase Energy, Inc. (a)	3,651	420,267
Fair Isaac Corp. (a)	800	1,280,000
First Solar, Inc. (a)	3,400	734,366
Flex, Ltd. (a)	49,908	1,604,542
Hewlett Packard Enterprise Co.	46,600	927,806
Infineon Technologies AG ADR	42,800	1,495,432
Intel Corp.	147,879	4,545,801
International Business Machines Corp.	31,966	6,141,947
Intuit, Inc.	9,522	6,164,067
Marvell Technology, Inc.	45,795	3,067,349
Micron Technology, Inc.	38,400	4,217,088
Microsoft Corp.	185,461	77,587,609
MongoDB, Inc. (a)	2,400	605,664
NetApp, Inc.	7,008	889,876
NVIDIA Corp.	616,380	72,128,788
Okta, Inc. (a)	5,500	516,670
Palo Alto Networks, Inc. (a)	30,495	9,902,641
QUALCOMM, Inc.	39,000	7,057,050
Roper Technologies, Inc.	3,757	2,046,626
Salesforce, Inc.	32,934	8,523,319
ServiceNow, Inc. (a)	7,158	5,829,404
Shopify, Inc., Class A (a)	41,100	2,515,320
STMicroelectronics NV, Class Y	81,036	2,735,775
Synopsys, Inc. (a)	5,343	2,983,104
Texas Instruments, Inc.	31,752	6,471,375
Tyler Technologies, Inc. (a)	1,500	852,165
Zoom Video Communications, Inc., Class A (a)	13,431	811,232

		405,503,902

Materials – 2.4%
Air Liquide SA ADR	100,441	3,662,079
Air Products and Chemicals, Inc.	7,759	2,047,212
Albemarle Corp.	4,300	402,781
Avery Dennison Corp.	2,800	607,124
Ball Corp.	11,200	714,896

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

SECURITY	SHARES	VALUE

Materials (Continued)
Ecolab, Inc.	8,848	$2,041,145
International Flavors & Fragrances, Inc.	8,900	885,372
International Paper Co.	11,700	543,816
Linde PLC	16,730	7,587,055
Nucor Corp.	8,192	1,334,805
PPG Industries, Inc.	8,242	1,046,569
RPM International, Inc.	4,300	522,278
Sherwin-Williams Co. (The)	8,292	2,908,834
Smurfit WestRock PLC	8,485	380,467
Steel Dynamics, Inc.	5,200	692,744
Vulcan Materials Co.	4,544	1,247,373

		26,624,550

Real Estate – 2.5%
American Tower Corp.	16,209	3,572,463
CBRE Group, Inc., Class A (a)	10,422	1,174,664
CoStar Group, Inc. (a)	14,110	1,100,862
Crown Castle, Inc.	15,122	1,664,630
Digital Realty Trust, Inc.	11,592	1,732,888
Equinix, Inc.	3,331	2,632,289
Equity LifeStyle Properties, Inc.	5,700	391,476
Essex Property Trust, Inc.	2,200	612,392
Extra Space Storage, Inc.	7,300	1,165,226
Mid-America Apartment Communities, Inc.	4,100	573,057
Prologis, Inc.	32,022	4,036,373
Public Storage	5,477	1,620,754
SBA Communications Corp.	3,707	813,835
Simon Property Group, Inc.	10,700	1,641,808
UDR, Inc.	11,269	451,549
Ventas, Inc.	14,063	765,590
Welltower, Inc.	20,800	2,314,000
Weyerhaeuser Co.	26,300	835,288
WP Carey, Inc.	7,100	410,451

		27,509,595

Utilities – 0.5%
Alliant Energy Corp.	8,500	473,110
Consolidated Edison, Inc.	12,061	1,176,189
Eversource Energy	12,158	789,176
Fortis, Inc.	17,000	711,280
National Grid PLC ADR	25,219	1,625,364
SSE PLC ADR	38,200	939,147

		5,714,266

Total Investments – 99.8% (Cost $543,861,943) (b)		1,098,800,417

Other Assets, less liabilities – 0.2%		2,693,544

Net Assets – 100.0%		$1,101,493,961

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $547,918,829. The aggregate gross unrealized appreciation is $577,169,635 and the aggregate gross unrealized depreciation is $26,288,047, resulting in net unrealized appreciation of $550,881,588.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Long Term Investments – 98.6%
Common Stocks – 98.6%
Australia – 4.2%
ANZ Group Holdings, Ltd.	Banks	8,591	$163,444
ASX, Ltd.	Financial Services	555	23,647
Brambles, Ltd.	Commercial & Professional Services	3,997	40,748
CAR Group, Ltd.	Media & Entertainment	1,032	23,602
Cochlear, Ltd.	Health Care Equipment & Services	180	40,672
Coles Group, Ltd.	Consumer Staples Distribution & Retail	3,720	44,088
Commonwealth Bank of Australia	Banks	4,788	431,447
Dexus	Equity Real Estate Investment Trusts (REITs)	3,050	14,062
Fortescue, Ltd.	Materials	4,548	56,590
GPT Group (The)	Equity Real Estate Investment Trusts (REITs)	5,518	16,808
IGO, Ltd.	Materials	2,163	7,921
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	11,305	15,918
Pilbara Minerals, Ltd.	Materials	8,374	16,186
Stockland	Equity Real Estate Investment Trusts (REITs)	6,253	18,887
Suncorp Group, Ltd.	Insurance	3,633	42,270
Transurban Group	Transportation	8,879	75,772

			1,032,062

Austria – 0.3%
Erste Group Bank AG	Banks	957	49,780
Mondi PLC	Materials	1,104	21,585

			71,365

Belgium – 0.4%
Ageas SA	Insurance	481	22,964
KBC Group NV	Banks	793	61,335
Lotus Bakeries NV	Food, Beverage & Tobacco	1	10,866
Umicore SA	Materials	579	7,952

			103,117

Brazil – 0.6%
Itau Unibanco Holding SA ADR	Banks	15,300	92,106
MercadoLibre, Inc. (a)	Consumer Discretionary Distribution & Retail	33	55,074

			147,180

Canada – 0.4%
Fortis, Inc.	Utilities	1,400	58,529
Hydro One, Ltd.	Utilities	900	28,206

			86,735

China – 0.6%
BYD Co., Ltd., Class H	Automobiles & Components	5,273	156,106

			156,106

Denmark – 6.8%
Coloplast A/S, Class B	Health Care Equipment & Services	382	49,660
Demant A/S (a)	Health Care Equipment & Services	255	9,777
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	183	51,692
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	9,696	1,284,651
Novonesis (Novozymes) B, B Shares	Materials	1,163	74,033
Orsted A/S (a)	Utilities	513	30,577
Pandora A/S	Consumer Durables & Apparel	233	36,524
Rockwool A/S, B Shares	Capital Goods	39	17,238
Tryg A/S	Insurance	857	18,763
Vestas Wind Systems A/S (a)	Capital Goods	2,899	71,742

			1,644,657

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Finland – 0.8%
Elisa Oyj	Telecommunication Services	424	$19,742
Kesko Oyj, B Shares	Consumer Staples Distribution & Retail	920	16,642
Kone OYJ, Class B	Capital Goods	1,009	51,524
Nordea Bank Abp	Banks	9,332	109,279

			197,187

France – 7.6%
Air Liquide SA	Materials	1,653	301,604
Alstom SA (a)	Capital Goods	927	18,162
Amundi SA	Financial Services	178	12,991
BioMerieux	Health Care Equipment & Services	119	12,558
BNP Paribas SA	Banks	2,929	200,677
Capgemini SE	Software & Services	467	92,710
Carrefour SA	Consumer Staples Distribution & Retail	1,552	23,151
Cie Generale des Etablissements Michelin SCA	Automobiles & Components	1,968	77,911
Credit Agricole SA	Banks	3,424	51,961
Edenred SE	Financial Services	714	29,730
Eiffage SA	Capital Goods	258	25,677
Gecina SA	Equity Real Estate Investment Trusts (REITs)	190	18,836
Hermes International SCA	Consumer Durables & Apparel	91	198,865
Kering SA	Consumer Durables & Apparel	200	61,428
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	636	18,212
Legrand SA	Capital Goods	739	79,847
L’Oreal SA	Household & Personal Products	693	299,686
Nexans SA	Capital Goods	486	62,814
Orange SA	Telecommunication Services	5,839	64,797
Publicis Groupe SA (a)	Media & Entertainment	656	68,484
Rexel SA	Capital Goods	856	21,748
Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	84	16,762
Societe Generale SA	Banks	2,233	57,917
Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	273	20,415
Worldline SA (a)	Financial Services	673	7,636

			1,844,579

Germany – 9.2%
adidas AG	Consumer Durables & Apparel	456	114,272
Beiersdorf AG	Household & Personal Products	270	39,190
Carl Zeiss Meditec AG	Health Care Equipment & Services	106	7,252
Commerzbank AG	Banks	2,751	44,848
Continental AG	Automobiles & Components	312	19,127
Deutsche Boerse AG	Financial Services	544	111,394
Deutsche Post AG	. Transportation	2,769	123,513
Henkel AG & Co. KGaA	Household & Personal Products	857	66,403
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,528	122,556
KION Group AG	Capital Goods	201	7,950
Knorr-Bremse AG	Capital Goods	191	15,359
LEG Immobilien SE	Real Estate Management & Development	209	18,231
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	369	65,930
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	383	188,637
Puma SE	Consumer Durables & Apparel	298	14,788
SAP SE	Software & Services	2,957	625,170
Sartorius AG, Preference Shares	Pharmaceuticals, Biotechnology & Life Sciences	81	22,973
Siemens AG	Capital Goods	2,273	416,179
Siemens Energy AG (a)	Capital Goods	1,431	41,554
Siemens Healthineers AG	Health Care Equipment & Services	771	41,325
Symrise AG	Materials	381	48,018
Vonovia SE	Real Estate Management & Development	2,232	68,434
Zalando SE (a)	Consumer Discretionary Distribution & Retail	671	17,194

			2,240,297

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Hong Kong – 1.8%
AIA Group, Ltd.	Insurance	32,152	$215,060
Hong Kong Exchanges & Clearing, Ltd.	Financial Services	3,431	101,204
Prudential PLC	Insurance	7,885	71,157
Techtronic Industries Co., Ltd.	Capital Goods	3,732	47,795

			435,216

Ireland – 0.3%
Kerry Group PLC, Class A	Food, Beverage & Tobacco	437	40,858
Kingspan Group PLC	Capital Goods	443	41,449

			82,307

Italy – 1.4%
Banco BPM SpA	Banks	4,144	28,692
Intesa Sanpaolo SpA	Banks	46,280	187,935
Moncler SpA	Consumer Durables & Apparel	666	39,711
Prysmian SpA	Capital Goods	788	54,170
Terna - Rete Elettrica Nazionale	Utilities	4,036	33,609

			344,117

Japan – 18.3%
Advantest Corp.	Semiconductors & Semiconductor Equipment	2,100	92,949
Aeon Co., Ltd.	Consumer Staples Distribution & Retail	2,177	49,672
Bridgestone Corp.	Automobiles & Components	1,600	65,238
Canon, Inc.	Technology Hardware & Equipment	2,800	87,645
Central Japan Railway Co.	Transportation	2,460	57,999
Chiba Bank, Ltd. (The)	Banks	1,900	17,798
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	644	21,186
Daifuku Co., Ltd.	Capital Goods	1,051	19,021
Dai-ichi Life Holdings, Inc.	Insurance	2,605	79,427
Daiwa House Industry Co., Ltd.	Real Estate Management & Development	1,753	49,642
FANUC Corp.	Capital Goods	2,735	81,084
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	456	125,696
FUJIFILM Holdings Corp.	Technology Hardware & Equipment	3,317	78,865
Hankyu Hanshin Holdings, Inc.	Transportation	642	18,319
Hoya Corp.	Health Care Equipment & Services	988	123,797
Japan Airlines Co., Ltd.	Transportation	1,200	19,443
Kao Corp.	Household & Personal Products	1,282	56,138
Keio Corp.	Transportation	352	8,814
Keisei Electric Railway Co., Ltd.	Transportation	400	11,964
Keyence Corp.	Technology Hardware & Equipment	520	227,375
Kintetsu Group Holdings Co., Ltd.	Transportation	500	11,580
Kurita Water Industries, Ltd.	Capital Goods	1,598	68,201
Lasertec Corp.	Semiconductors & Semiconductor Equipment	212	37,616
Lixil Corp.	Capital Goods	778	9,006
Makita Corp.	Capital Goods	743	24,491
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	3,316	56,518
Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	7,453	77,212
MS&AD Insurance Group Holdings, Inc.	Insurance	3,805	89,701
Nexon Co., Ltd.	Media & Entertainment	1,200	25,846
Nidec Corp.	Capital Goods	1,464	64,402
Nintendo Co., Ltd.	Media & Entertainment	3,280	181,248
Nippon Express Holdings, Inc.	Transportation	200	9,896
Nippon Prologis REIT, Inc.	Equity Real Estate Investment Trusts (REITs)	7	11,565
Nippon Telegraph & Telephone Corp.	Telecommunication Services	149,950	159,804
Nissin Foods Holdings Co., Ltd.	Food, Beverage & Tobacco	543	16,145
Nitto Denko Corp.	Materials	402	34,907
Nomura Holdings, Inc.	Financial Services	7,805	48,123
NTT Data Group Corp.	Software & Services	1,628	25,355

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Odakyu Electric Railway Co., Ltd.	Transportation	1,000	$10,117
Omron Corp.	Technology Hardware & Equipment	532	19,734
Oriental Land Co., Ltd.	Consumer Services	2,960	84,743
Panasonic Holdings Corp.	Consumer Durables & Apparel	6,201	50,794
Recruit Holdings Co., Ltd.	Commercial & Professional Services	3,950	226,506
Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	4,143	71,359
Resona Holdings, Inc.	Banks	13,146	94,269
Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	1,040	14,180
Sekisui House, Ltd.	Consumer Durables & Apparel	1,713	42,921
Shimadzu Corp.	Technology Hardware & Equipment	800	23,595
Shimano, Inc.	Consumer Durables & Apparel	220	39,029
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	814	35,807
Shiseido Co., Ltd.	Household & Personal Products	1,098	34,314
SMC Corp.	Capital Goods	170	82,716
Sony Group Corp.	Consumer Durables & Apparel	3,233	287,151
Sumitomo Realty & Development Co., Ltd.	Real Estate Management & Development	900	29,747
Sysmex Corp.	Health Care Equipment & Services	1,363	22,314
Terumo Corp.	Health Care Equipment & Services	4,064	72,861
Tobu Railway Co., Ltd.	Transportation	528	9,275
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	1,242	259,885
Tokyu Corp.	Transportation	1,598	19,360
TOTO, Ltd.	Capital Goods	499	13,740
Toyota Motor Corp.	Automobiles & Components	30,897	593,555
Unicharm Corp.	Household & Personal Products	1,102	36,918
Yaskawa Electric Corp.	Capital Goods	705	24,537

			4,443,115

Luxembourg – 0.1%
Eurofins Scientific SE	Pharmaceuticals, Biotechnology & Life Sciences	373	22,083

			22,083

Netherlands – 7.8%
Aalberts NV	Capital Goods	285	10,898
Adyen NV (a)	Financial Services	77	94,189
Akzo Nobel NV	Materials	492	30,422
Arcadis NV	Commercial & Professional Services	2,188	156,270
Argenx SE (a)	Pharmaceuticals, Biotechnology & Life Sciences	169	86,407
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,122	1,044,774
Euronext NV	Financial Services	275	27,803
ING Groep NV	Banks	9,473	171,944
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	2,702	87,045
Koninklijke KPN NV	Telecommunication Services	10,955	43,165
NN Group NV	Insurance	823	41,302
Wolters Kluwer NV	Commercial & Professional Services	692	115,847

			1,910,066

New Zealand – 0.2%
Auckland International Airport, Ltd.	Transportation	3,800	16,917
Contact Energy, Ltd.	Utilities	2,293	11,600
Spark New Zealand, Ltd.	Telecommunication Services	5,222	13,420

			41,937

Norway – 0.5%
DNB Bank ASA	Banks	2,412	49,832
Gjensidige Forsikring ASA	Insurance	533	9,017
Orkla ASA	Food, Beverage & Tobacco	1,928	16,272
Storebrand ASA	Insurance	3,897	39,114

			114,235

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Singapore – 1.0%
CapitaLand Integrated Commercial Trust	Equity Real Estate Investment Trusts (REITs)	14,900	$23,274
DBS Group Holdings, Ltd.	Banks	5,802	158,995
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,178	72,016

			254,285

Spain – 3.8%
Aena SME SA	Transportation	199	37,810
Amadeus IT Group SA	Consumer Services	1,255	82,655
Banco Bilbao Vizcaya Argentaria SA	Banks	16,602	174,009
Banco de Sabadell SA	Banks	14,818	31,270
Banco Santander SA	Banks	44,384	214,115
Bankinter SA	Banks	1,834	15,665
CaixaBank SA	Banks	10,196	59,465
Cellnex Telecom SA (a)	Telecommunication Services	1,478	51,548
EDP Renovaveis SA	Utilities	801	12,431
Grifols SA (a)	Pharmaceuticals, Biotechnology & Life Sciences	1,435	14,494
Industria de Diseno Textil SA	Consumer Discretionary Distribution & Retail	3,177	154,367
Redeia Corp. SA	Utilities	1,159	20,578
Telefonica SA	Telecommunication Services	12,170	55,121

			923,528

Sweden – 3.3%
Alfa Laval AB	Capital Goods	793	35,063
Assa Abloy AB, Class B	Capital Goods	2,788	84,907
Atlas Copco AB, A Shares	Capital Goods	11,102	197,590
Autoliv, Inc.	Automobiles & Components	223	22,554
Boliden AB	Materials	759	23,212
Castellum AB (a)	Real Estate Management & Development	1,222	15,308
Essity AB, Class B	Household & Personal Products	1,810	50,890
H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	1,827	28,423
Industrivarden AB, A Shares	Financial Services	795	27,272
Investment AB Latour, B Shares	Capital Goods	392	11,512
Nibe Industrier AB, B Shares	Capital Goods	4,595	20,192
Sandvik AB	Capital Goods	2,993	61,272
Skandinaviska Enskilda Banken AB, Class A	Banks	4,318	66,409
SKF AB, B Shares	Capital Goods	1,089	20,245
SSAB AB, Class A	Materials	2,307	11,902
Svenska Cellulosa AB SCA, Class B	Materials	1,748	23,762
Svenska Handelsbanken AB, A Shares	Banks	4,283	43,232
Swedbank AB, Class A	Banks	3,112	66,173

			809,918

Switzerland – 8.6%
ABB, Ltd.	Capital Goods	4,578	254,109
Adecco Group AG	Commercial & Professional Services	485	16,508
Barry Callebaut AG	Food, Beverage & Tobacco	10	16,090
Chocoladefabriken Lindt & Spruengli AG	Food, Beverage & Tobacco	6	75,202
DSM-Firmenich AG	Materials	561	71,622
Geberit AG	Capital Goods	96	61,120
Givaudan SA	Materials	21	103,027
Helvetia Holding AG	Insurance	99	14,769
Kuehne + Nagel International AG	Transportation	158	48,978
Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	213	141,839
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	6,189	690,865
Sandoz Group AG	Pharmaceuticals, Biotechnology & Life Sciences	1,236	53,609
SIG Group AG	Materials	733	15,393
Sika AG	Materials	460	139,663
Sonova Holding AG	Health Care Equipment & Services	145	44,448
Straumann Holding AG	Health Care Equipment & Services	297	38,299

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Switzerland (Continued)
Swatch Group AG	Consumer Durables & Apparel	108	$22,243
Swisscom AG	Telecommunication Services	73	44,679
Zurich Insurance Group AG	Insurance	419	230,354

			2,082,817

United Kingdom – 10.2%
3i Group PLC	Financial Services	2,744	110,393
Ashtead Group PLC	Capital Goods	1,253	90,426
Associated British Foods PLC	Food, Beverage & Tobacco	917	29,275
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	4,298	682,827
Aviva PLC	Insurance	7,683	49,493
Bunzl PLC	Capital Goods	966	40,475
Burberry Group PLC	Consumer Durables & Apparel	1,031	10,318
Compass Group PLC	Consumer Services	4,879	150,249
Hiscox, Ltd.	Insurance	970	15,841
Informa PLC	Media & Entertainment	3,878	43,337
Intermediate Capital Group PLC	Financial Services	833	23,513
Intertek Group PLC	Commercial & Professional Services	464	30,131
Investec PLC	Financial Services	1,761	13,944
J Sainsbury PLC	Consumer Staples Distribution & Retail	4,863	17,245
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	2,161	17,671
Legal & General Group PLC	Insurance	17,148	51,146
London Stock Exchange Group PLC	Financial Services	1,434	174,555
M&G PLC	Financial Services	6,357	17,359
National Grid PLC	Utilities	11,283	143,161
Phoenix Group Holdings PLC	Insurance	2,422	17,058
Sage Group PLC (The)	Software & Services	2,877	40,216
Schroders PLC	Financial Services	2,658	13,432
Segro PLC	Equity Real Estate Investment Trusts (REITs)	3,840	45,199
Severn Trent PLC	Utilities	857	28,332
Spirax Group PLC	Capital Goods	213	24,867
SSE PLC	Utilities	3,137	75,921
Unilever PLC	Household & Personal Products	6,931	425,942
Vodafone Group PLC	Telecommunication Services	73,280	68,572
Whitbread PLC	Consumer Services	524	19,634

			2,470,532

United States – 10.4%
Alliant Energy Corp.	Utilities	745	41,467
Autodesk, Inc. (a)	Software & Services	121	29,950
Campbell Soup Co.	Food, Beverage & Tobacco	589	27,601
Clorox Co. (The)	Household & Personal Products	366	48,286
Consolidated Edison, Inc.	Utilities	1,000	97,520
Copart, Inc. (a)	Commercial & Professional Services	2,488	130,197
CRH PLC	Materials	1,900	161,608
CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,375	279,074
Enphase Energy, Inc. (a)	Semiconductors & Semiconductor Equipment	65	7,482
Eversource Energy	Utilities	1,000	64,910
Ferguson PLC	Capital Goods	574	126,763
Ferrovial SE	Capital Goods	1,469	58,416
General Mills, Inc.	Food, Beverage & Tobacco	1,649	110,714
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	3,038	58,994
Haleon PLC	Household & Personal Products	2,950	13,232
Linde PLC	Materials	1,352	613,132
Lucid Group, Inc. (a)	Automobiles & Components	2,600	9,152
McCormick & Co., Inc.	Food, Beverage & Tobacco	789	60,761
Qiagen NV (a)	Pharmaceuticals, Biotechnology & Life Sciences	645	28,696
Rivian Automotive, Inc., Class A (a)	Automobiles & Components	2,300	37,743

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United States (Continued)
Schneider Electric SE	Capital Goods	1,585	$382,041
Signify NV	Capital Goods	361	8,936
Smurfit WestRock PLC	Materials	741	32,874
Swiss Re AG	Insurance	834	102,818

			2,532,367

Total Investments – 98.6% (Cost $19,964,038) (b)			23,989,808

Other Assets, less liabilities – 1.4%			346,212

Net Assets – 100.0%			$24,336,020

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $20,321,704. The aggregate gross unrealized appreciation is $5,341,812 and the aggregate gross unrealized depreciation is $1,673,708, resulting in net unrealized appreciation of $3,668,104.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024

SECURITY	SHARES	VALUE
Long Term Investments – 97.7%
Common Stocks – 97.7%
Communication Services – 1.8%
New York Times Co. (The), Class A	12,135	$650,314

		650,314

Consumer Discretionary – 7.6%
BYD Co., Ltd., Class H	24,500	725,317
Levi Strauss & Co., Class A	34,700	636,051
MercadoLibre, Inc. (a)	432	720,965
Tesla, Inc. (a)	2,949	684,374

		2,766,707

Consumer Staples – 3.4%
elf Beauty, Inc. (a)	2,822	487,021
Haleon PLC	168,628	756,364

		1,243,385

Financials – 11.0%
Amalgamated Financial Corp.	12,093	384,678
Federal Agricultural Mortgage Corp., Class C	4,415	910,461
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,215	1,583,467
Resona Holdings, Inc.	159,262	1,142,058

		4,020,664

Health Care – 17.7%
Cochlear, Ltd.	1,896	428,412
DexCom, Inc. (a)	5,786	392,407
GSK PLC	64,190	1,246,492
Halozyme Therapeutics, Inc. (a)	21,168	1,169,744
Hologic, Inc. (a)	14,384	1,173,878
Inspire Medical Systems, Inc. (a)	2,390	337,109
Organon & Co.	31,243	682,972
Vertex Pharmaceuticals, Inc. (a)	2,099	1,040,516

		6,471,530

Industrials – 30.6%
Acuity Brands, Inc.	2,200	552,970
Advanced Drainage Systems, Inc.	3,614	639,823
Arcadis NV	15,140	1,081,316
Comfort Systems USA, Inc.	2,168	720,687
Kurita Water Industries, Ltd.	23,221	991,044
Nexans SA	7,122	920,491
NEXTracker, Inc., Class A (a)	7,504	368,747
Nordex SE (a)	35,956	545,134
Schneider Electric SE	5,500	1,325,693
SKF AB, B Shares	23,462	436,179
Veralto Corp.	11,952	1,273,605
Wolters Kluwer NV	7,587	1,270,134
Xylem, Inc.	7,677	1,024,879

		11,150,702

Information Technology – 25.6%
Advanced Micro Devices, Inc. (a)	1,988	287,226
Arista Networks, Inc. (a)	2,741	949,894
ASML Holding NV, Class G	1,287	1,205,533
Autodesk, Inc. (a)	3,371	834,390
Crowdstrike Holdings, Inc., Class A (a)	2,721	631,163
Enphase Energy, Inc. (a)	3,420	393,676

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

SECURITY	SHARES	VALUE

Information Technology (Continued)
First Solar, Inc. (a)	3,476	$750,781
Flex, Ltd. (a)	28,751	924,345
International Business Machines Corp.	5,276	1,013,731
NVIDIA Corp.	3,288	384,762
Palo Alto Networks, Inc. (a)	4,991	1,620,727
Shopify, Inc., Class A (a)	5,896	360,835

		9,357,063

Total Investments – 97.7% (Cost $25,824,944) (b)		35,660,365

Other Assets, less liabilities – 2.3%		830,187

Net Assets – 100.0%		$36,490,552

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $26,032,195. The aggregate gross unrealized appreciation is $9,979,575 and the aggregate gross unrealized depreciation is $351,405, resulting in net unrealized appreciation of $9,628,170.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Country	% Net Assets	Country	% Net Assets

United States	66.5%	Brazil	2.0%

Netherlands	9.7%	Sweden	1.2%

Japan	5.8%	Australia	1.2%

Germany	5.8%	Canada	1.0%

France	2.5%	Other Assets, less liabilities	2.3%

China	2.0%	Total	100.0%

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Long Term Investments – 98.5%
Common Stocks – 98.5%
Australia – 4.9%
BlueScope Steel, Ltd.	Materials	333,726	$4,846,086
Fortescue, Ltd.	Materials	537,530	6,688,393
Goodman Group	Equity Real Estate Investment Trusts (REITs)	631,100	14,569,629
IGO, Ltd.	Materials	1,067,800	3,910,400
Pro Medicus, Ltd.	Health Care Equipment & Services	104,902	9,897,415

			39,911,923

Austria – 0.2%
Mondi PLC	Materials	63,900	1,249,351

			1,249,351

Belgium – 1.2%
Ageas SA	Insurance	65,900	3,146,147
Colruyt Group NV	Consumer Staples Distribution & Retail	17,000	815,440
Solvay SA	Materials	45,600	1,605,326
UCB SA	Pharmaceuticals, Biotechnology & Life Sciences	27,400	4,578,384

			10,145,297

Brazil – 0.6%
Banco do Brasil SA	Banks	704,038	3,304,758
Cia Paranaense de Energia - Copel, Class B	Utilities	846,100	1,509,357
Klabin SA	Materials	6,142	4,778

			4,818,893

China – 1.7%
AAC Technologies Holdings, Inc.	Technology Hardware & Equipment	649,600	2,377,856
Lenovo Group, Ltd.	Technology Hardware & Equipment	2,335,500	3,024,963
SITC International Holdings Co., Ltd.	Transportation	815,600	1,820,237
Yangzijiang Shipbuilding Holdings, Ltd.	Capital Goods	1,268,500	2,557,626
Zhongsheng Group Holdings, Ltd.	Consumer Discretionary Distribution & Retail	2,615,400	4,080,690

			13,861,372

Denmark – 5.8%
Ambu A/S, Class B (a)	Health Care Equipment & Services	48,200	978,766
Demant A/S (a)	Health Care Equipment & Services	85,800	3,289,522
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	254,484	33,717,319
Pandora A/S	Consumer Durables & Apparel	60,000	9,405,199
Vestas Wind Systems A/S (a)	Capital Goods	290	7,177

			47,397,983

Finland – 1.2%
Nokia Oyj	Technology Hardware & Equipment	2,473,900	9,722,181

			9,722,181

France – 7.7%
Accor SA	Consumer Services	160,600	6,180,389
Arkema SA	Materials	44,200	3,988,734
BNP Paribas SA	Banks	131,059	8,979,339
Carrefour SA	Consumer Staples Distribution & Retail	52,281	779,888
Eiffage SA	Capital Goods	65,245	6,493,294
Forvia SE	Automobiles & Components	399,200	4,675,805
Ipsen SA	Pharmaceuticals, Biotechnology & Life Sciences	23,300	2,616,127
Kering SA	Consumer Durables & Apparel	18	5,529
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	205,900	5,895,857
Publicis Groupe SA (a)	Media & Entertainment	85,400	8,915,456
Societe Generale SA	Banks	231,400	6,001,813

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
France (Continued)
Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	115,415	$8,630,874

			63,163,105

Germany – 5.5%
adidas AG	Consumer Durables & Apparel	59,533	14,918,807
Bayerische Motoren Werke AG	Automobiles & Components	158,900	14,737,835
Commerzbank AG	Banks	116,900	1,905,759
Deutsche Telekom AG	Telecommunication Services	19,377	506,853
Evonik Industries AG	Materials	64,868	1,313,687
Nemetschek SE	Software & Services	43,500	4,154,950
Scout24 SE	Media & Entertainment	7,140	564,470
Siemens Energy AG (a)	Capital Goods	328	9,525
Talanx AG	Insurance	36,500	2,772,957
TeamViewer SE (a)	Software & Services	192,000	2,589,491
Vonovia SE	Real Estate Management & Development	46,400	1,422,633

			44,896,967

Hong Kong – 1.5%
Cathay Pacific Airways, Ltd.	Transportation	3,709,400	3,875,421
Swire Pacific, Ltd., Class A	Real Estate Management & Development	766,500	6,612,424
Swire Properties, Ltd.	Real Estate Management & Development	1,017,500	1,606,967

			12,094,812

Hungary – 0.4%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	100,312	2,859,739

			2,859,739

India – 0.1%
Dr. Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	11,750	949,564

			949,564

Ireland – 1.1%
AerCap Holdings NV	Capital Goods	92,756	8,714,426

			8,714,426

Israel – 0.4%
Wix.com, Ltd. (a)	Software & Services	20,324	3,169,020

			3,169,020

Italy – 2.0%
Banco BPM SpA	Banks	150,907	1,044,830
Hera SpA	Utilities	603,800	2,209,301
UniCredit SpA	Banks	112,300	4,612,689
Unipol Gruppo SpA	Insurance	797,045	8,587,649

			16,454,469

Japan – 20.4%
Aisin Corp.	Automobiles & Components	56,200	1,895,962
Brother Industries, Ltd.	Technology Hardware & Equipment	62,300	1,278,169
Central Japan Railway Co.	Transportation	400	9,431
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	400	13,159
Disco Corp.	Semiconductors & Semiconductor Equipment	1,900	635,353
Dowa Holdings Co., Ltd.	Materials	24,800	910,164
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	5,720
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	53,400	14,719,643
Hoya Corp.	Health Care Equipment & Services	17,369	2,176,348
Japan Airlines Co., Ltd.	Transportation	118,200	1,915,180
Kakaku.com, Inc.	Media & Entertainment	45,200	631,873

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Kose Corp.	Household & Personal Products	100	$6,683
Lion Corp.	Household & Personal Products	214,800	1,858,825
Makita Corp.	Capital Goods	318,400	10,495,236
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	54,000	880,626
Mazda Motor Corp.	Automobiles & Components	455,200	3,926,289
Medipal Holdings Corp.	Health Care Equipment & Services	33,400	602,879
MISUMI Group, Inc.	Capital Goods	98,100	1,805,298
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	520	8,863
MS&AD Insurance Group Holdings, Inc.	Insurance	755,200	17,803,490
Nippon Express Holdings, Inc.	Transportation	85,300	4,220,717
Nitto Denko Corp.	Materials	55,600	4,827,941
Nomura Holdings, Inc.	Financial Services	1,945,400	11,994,573
NSK, Ltd.	Capital Goods	655,700	3,437,772
Panasonic Holdings Corp.	Consumer Durables & Apparel	162,800	1,333,524
Persol Holdings Co., Ltd.	Commercial & Professional Services	1,670,000	2,864,224
Recruit Holdings Co., Ltd.	Commercial & Professional Services	313,300	17,965,653
Ricoh Co., Ltd.	Technology Hardware & Equipment	274,000	2,550,749
Seiko Epson Corp.	Technology Hardware & Equipment	228,200	3,950,236
Shimamura Co., Ltd.	Consumer Discretionary Distribution & Retail	35,500	1,739,888
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	225,000	9,897,541
Shiseido Co., Ltd.	Household & Personal Products	109,500	3,422,033
Sony Group Corp.	Consumer Durables & Apparel	43,970	3,905,354
Takeda Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	32,600	915,221
TDK Corp.	Technology Hardware & Equipment	125,900	8,783,073
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	20,400	4,268,646
TOPPAN Holdings, Inc.	Commercial & Professional Services	105,040	2,971,176
Toyota Motor Corp.	Automobiles & Components	43,900	843,352
Trend Micro, Inc.	Software & Services	249,400	11,954,362
Yokogawa Electric Corp.	Technology Hardware & Equipment	134,200	3,396,902

			166,822,128

Mexico – 0.3%
Gruma SAB de CV, Class B	Food, Beverage & Tobacco	149,500	2,805,362
Grupo Bimbo SAB de CV Series A	Food, Beverage & Tobacco	1,174	4,133

			2,809,495

Netherlands – 4.7%
Aalberts NV	Capital Goods	21,600	825,932
ABN AMRO Bank NV	Banks	527,400	9,206,743
Arcadis NV	Commercial & Professional Services	66,600	4,756,647
ASML Holding NV	Semiconductors & Semiconductor Equipment	6,244	5,814,234
BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	62,000	7,987,126
Euronext NV	Financial Services	21,100	2,133,272
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	26,064	839,657
NN Group NV	Insurance	140,900	7,070,948

			38,634,559

Norway – 0.3%
Norsk Hydro ASA	Materials	931	5,164
Orkla ASA	Food, Beverage & Tobacco	1,040	8,777
Salmar ASA	Food, Beverage & Tobacco	43,600	2,508,518

			2,522,459

Poland – 0.8%
InPost SA (a)	Transportation	50,800	880,137
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	147,500	2,192,060
Powszechny Zaklad Ubezpieczen SA	Insurance	316,700	3,878,346

			6,950,543

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Singapore – 2.3%
Singapore Airlines, Ltd.	Transportation	783,300	$4,093,455
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	67,900	2,245,131
United Overseas Bank, Ltd.	Banks	503,000	12,197,086

			18,535,672

South Africa – 0.5%
Clicks Group, Ltd.	Consumer Staples Distribution & Retail	213,900	4,157,617

			4,157,617

South Korea – 1.8%
DB Insurance Co., Ltd.	Insurance	50,800	4,104,495
Hankook Tire & Technology Co., Ltd.	Automobiles & Components	11,800	385,338
LG Electronics, Inc.	Consumer Durables & Apparel	42,200	3,213,558
LG H&H Co., Ltd.	Household & Personal Products	6,200	1,594,969
LG Uplus Corp.	Telecommunication Services	154,300	1,128,560
Woori Financial Group, Inc.	Banks	360,100	4,144,828

			14,571,748

Spain – 4.5%
Banco Bilbao Vizcaya Argentaria SA	Banks	1,295,824	13,581,805
Banco Santander SA	Banks	3,523,768	16,999,176
CaixaBank SA	Banks	370,192	2,159,048
Corp. ACCIONA Energias Renovables SA	Utilities	210	4,435
Industria de Diseno Textil SA	Consumer Discretionary Distribution & Retail	67,800	3,294,325
Mapfre SA	Insurance	408,200	989,245

			37,028,034

Sweden – 1.7%
Alfa Laval AB	Capital Goods	8,700	384,680
Atlas Copco AB, B Shares	Capital Goods	179,300	2,805,312
Axfood AB	Consumer Staples Distribution & Retail	20,500	508,423
Essity AB, Class B	Household & Personal Products	318	8,941
H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	484	7,530
SSAB AB, B Shares	Materials	649,000	3,289,590
Trelleborg AB, B Shares	Capital Goods	186,100	6,915,954

			13,920,430

Switzerland – 9.3%
ABB, Ltd.	Capital Goods	257,100	14,270,749
Accelleron Industries AG	Capital Goods	21,400	1,058,971
Adecco Group AG	Commercial & Professional Services	15,000	510,575
Givaudan SA	Materials	2,000	9,812,109
Logitech International SA	Technology Hardware & Equipment	68,400	6,161,207
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	294,553	32,880,311
VAT Group AG	Capital Goods	22,700	11,375,785

			76,069,707

Taiwan – 0.4%
ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	6,500	818,998
China Development Financial Holding Corp.	Insurance	1,388,200	685,133
Evergreen Marine Corp. Taiwan, Ltd.	Transportation	391,700	2,034,463

			3,538,594

Thailand – 0.1%
Bumrungrad Hospital PCL	Health Care Equipment & Services	137,700	950,321

			950,321

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Turkey – 0.2%
Turkiye Garanti Bankasi AS	Banks	489,700	$1,830,585

			1,830,585

United Kingdom – 11.5%
3i Group PLC	Financial Services	449,291	18,075,297
Associated British Foods PLC	Food, Beverage & Tobacco	274,600	8,766,676
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	2,800	444,838
Auto Trader Group PLC	Media & Entertainment	277,400	2,905,726
Burberry Group PLC	Consumer Durables & Apparel	312	3,122
InterContinental Hotels Group PLC	Consumer Services	161,492	16,269,611
Intermediate Capital Group PLC	Financial Services	291,700	8,233,737
Investec PLC	Financial Services	261,000	2,053,463
J Sainsbury PLC	Consumer Staples Distribution & Retail	2,911,360	10,324,256
Kingfisher PLC	Consumer Discretionary Distribution & Retail	1,713	6,090
Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	2,265,868	9,570,009
Sage Group PLC (The)	Software & Services	451,200	6,307,124
Smiths Group PLC	Capital Goods	363,960	8,359,854
Unilever PLC	Household & Personal Products	237	14,565
Vodafone Group PLC	Telecommunication Services	2,910,271	2,723,285

			94,057,653

United States – 5.4%
Alcon, Inc.	Health Care Equipment & Services	154,300	14,609,823
CRH PLC	Materials	141,513	12,036,683
CyberArk Software, Ltd. (a)	Software & Services	1,607	412,003
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	307,527	5,971,800
Monday.com, Ltd. (a)	Software & Services	13,447	3,090,255
Sanofi SA	Pharmaceuticals, Biotechnology & Life Sciences	69,300	7,144,308
Schneider Electric SE	Capital Goods	3,400	819,520
Smurfit WestRock PLC	Materials	119	5,279

			44,089,671

Total Investments – 98.5% (Cost $660,950,109) (b)			805,898,318

Other Assets, less liabilities – 1.5%			12,286,584

Net Assets – 100.0%			$818,184,902

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $671,826,942. The aggregate gross unrealized appreciation is $151,876,522 and the aggregate gross unrealized depreciation is $17,805,146, resulting in net unrealized appreciation of $134,071,376.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024

Security	Principal Amount*	Value
Long Term Investments – 112.8%
Mortgage Backed Securities – 47.8%
Agency Collateralized Mortgage Obligations – 7.9%
CHNGE Mortgage Trust
Series 2022-2, Class A1, 3.757%, 3/25/67 (a)(b)	526,052	$501,810
Series 2022-4, Class A1, 6.000%, 10/25/57 (a)(c)	413,643	413,327
Series 2023-2, Class A1, 6.525%, 6/25/58 (a)(c)	395,035	393,643
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	20,449	20,183
Series 3800, Class CB, 3.500%, 2/15/26	32,617	32,202
Series 3806, Class L, 3.500%, 2/15/26	137,518	135,550
Series 3877, Class LM, 3.500%, 6/15/26	77,664	76,657
Series 4961, Class JB, 2.500%, 12/15/42	160,701	146,119
Federal National Mortgage Association
Series 2012-17, Class BC, 3.500%, 3/25/27	139,875	137,409
Series 2017-105, Class ZE, 3.000%, 1/25/48	977,044	763,732
Series 2020-1, Class AC, 3.500%, 8/25/58	200,413	187,721
Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	796,832
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 9.812%, (1 Month USD-SOFR + 4.464%), 5/25/29 (b)	62,848	66,254
Series 2017-C01, Class 1M2, 9.012%, (1 Month USD-SOFR + 3.664%), 7/25/29 (b)	37,250	38,540
Freddie Mac Multiclass Certificates
Series 2021-ML12, Class X, 1.225%, 7/25/41 (b)(d)	1,172,705	112,427
Series 2021-P011, Class X1, 1.774%, 9/25/45 (b)(d)	2,111,085	245,443
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.638%, 11/25/29 (b)(d)	8,863,581	250,313
Series K111, Class X1, 1.569%, 5/25/30 (b)(d)	1,440,299	105,758
Series K112, Class X1, 1.432%, 5/25/30 (b)(d)	1,492,630	101,246
Series K113, Class X1, 1.379%, 6/25/30 (b)(d)	2,530,622	164,479
Series K114, Class X1, 1.115%, 6/25/30 (b)(d)	2,336,671	125,253
Series K119, Class X1, 0.927%, 9/25/30 (b)(d)	4,927,963	222,876
Series K121, Class X1, 1.020%, 10/25/30 (b)(d)	652,249	32,147
Series K122, Class X1, 0.876%, 11/25/30 (b)(d)	360,587	15,642
Series K124, Class X1, 0.718%, 12/25/30 (b)(d)	1,460,138	53,858
Series K160, Class A2, 4.500%, 8/25/33 (b)	3,270,526	3,278,017
Series K162, Class A2, 5.150%, 12/25/33	1,500,000	1,573,728
Series K740, Class X1, 0.739%, 9/25/27 (b)(d)	1,271,396	24,541
Series KG03, Class X1, 1.373%, 6/25/30 (b)(d)	3,169,679	199,378
Series KG04, Class X1, 0.848%, 11/25/30 (b)(d)	2,408,422	99,920
Series KG05, Class X1, 0.312%, 1/25/31 (b)(d)	2,464,095	41,128
Series KG06, Class X1, 0.532%, 10/25/31 (b)(d)	2,295,412	69,804
Series KSG1, Class X1, 1.146%, 9/25/30 (b)(d)	4,016,673	216,728
Series Q014, Class X, 2.782%, 10/25/55 (b)(d)	2,027,018	310,258
FREMF Mortgage Trust
Series 2017-K65, Class B, 4.080%, 7/25/50 (a)(b)	155,000	150,941
Series 2017-K66, Class B, 4.039%, 7/25/27 (a)(b)	136,000	132,185
Series 2017-K67, Class B, 3.945%, 9/25/49 (a)(b)	85,000	82,261
Series 2017-K67, Class C, 3.945%, 9/25/49 (a)(b)	100,000	95,815
Series 2017-K68, Class B, 3.841%, 10/25/49 (a)(b)	90,000	86,736
Series 2017-K69, Class C, 3.727%, 10/25/49 (a)(b)	40,000	38,007
Series 2017-K71, Class B, 3.752%, 11/25/50 (a)(b)	220,000	211,091
Series 2017-K71, Class C, 3.752%, 11/25/50 (a)(b)	65,000	61,974
Series 2017-K729, Class B, 3.659%, 11/25/49 (a)(b)	250,000	247,975
Series 2017-K729, Class C, 3.659%, 11/25/49 (a)(b)	90,000	89,081
Series 2018-K154, Class B, 4.024%, 11/25/32 (a)(b)	67,000	58,293
Series 2018-K77, Class B, 4.161%, 5/25/51 (a)(b)	1,070,000	1,035,172
Series 2018-K85, Class C, 4.320%, 12/25/50 (a)(b)	550,000	527,396
Series 2018-KW07, Class B, 4.083%, 10/25/31 (a)(b)	461,000	400,677
Series 2019-K100, Class C, 3.495%, 11/25/52 (a)(b)	700,000	640,557

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

Security	Principal Amount*	Value
Agency Collateralized Mortgage Obligations (Continued)
Series 2019-K103, Class B, 3.456%, 12/25/51 (a)(b)	525,000	$486,946
Series 2019-K95, Class B, 3.922%, 8/25/52 (a)(b)	500,000	475,400
Series 2019-K95, Class C, 3.922%, 8/25/52 (a)(b)	307,000	287,599
Series 2019-K97 , Class C, 3.767%, 9/25/51 (a)(b)	204,000	189,578
Series 2019-K99, Class B, 3.645%, 10/25/52 (a)(b)	565,000	529,264
Series 2020-K104, Class B, 3.541%, 2/25/52 (a)(b)	520,000	481,258
GCAT Trust, Series 2021-CM2, Class A1, 2.352%, 8/25/66 (a)(b)	270,345	251,519
Government National Mortgage Association
Series 2019-132, Class NZ, 3.500%, 10/20/49	380,773	267,988
Series 2021-66, Class PY, 2.000%, 3/20/50	1,885,902	1,017,224
Series 2022-136, Class KZ, 4.000%, 8/20/52	624,621	451,627

		19,249,487

Commercial Mortgage-Backed Securities – 6.0%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	746,613
280 Park Avenue Mortgage Trust, Series 280P, Class E, 7.747%, (1 Month USD SOFR CME + 2.419%), 9/15/34 (a)(b)	228,000	206,793
Bank
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	100,260	97,068
Series 2019-BN18, Class XA, 0.883%, 5/15/62 (b)(d)	2,101,338	71,634
Series 2019-BN24, Class XA, 0.633%, 11/15/62 (b)(d)	5,455,271	160,742
Series 2020-BN28, Class XA, 1.759%, 3/15/63 (b)(d)	1,874,721	157,118
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.222%, 3/15/62 (b)(d)	1,941,471	91,259
Series 2020-B18, Class XA, 1.783%, 7/15/53 (b)(d)	485,145	28,150
Series 2020-B22, Class XA, 1.508%, 1/15/54 (b)(d)	879,231	64,993
BWAY Mortgage Trust
Series 2013-1515, Class A1, 2.809%, 3/10/33 (a)	17,191	16,988
Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	1,000,000	955,388
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/27 (a)	892,000	889,501
Series 2022-CLS, Class B, 6.300%, 10/13/27 (a)	375,000	358,014
COMM Mortgage Trust
Series 2015-LC19, Class A4, 3.183%, 2/10/48	291,000	287,925
Series 2020-CX, Class A, 2.173%, 11/10/46 (a)	825,000	682,699
Series 2020-CX, Class B, 2.446%, 11/10/46 (a)	524,000	431,151
Series 2020-CX, Class C, 2.683%, 11/10/46 (a)(b)	100,000	81,400
Series 2020-CX, Class D, 2.683%, 11/10/46 (a)(b)	100,000	78,175
Series 2020-SBX, Class A, 1.670%, 1/10/38 (a)	595,000	512,136
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.701%, 9/15/53 (b)	630,767	31,443
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	774,361
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	865,044
Series 2019-30HY, Class A, 3.228%, 7/10/39 (a)	700,000	634,155
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2021-NYAH, Class G, 8.333%, (1 Month USD SOFR CME + 3.004%), 6/15/38 (a)(b)	655,000	520,065
Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	1,750,000	1,588,911
MAD Mortgage Trust, Series 2017-330M, Class A, 3.188%, 8/15/34 (a)(b)	500,000	464,663
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	178,783
SLG Office Trust
Series 2021-OVA, Class B, 2.707%, 7/15/41 (a)	445,000	369,294
Series 2021-OVA, Class C, 2.851%, 7/15/41 (a)	835,000	691,553
STWD Mortgage Trust, Series 2021-LIH, Class E, 8.346%, (1 Month USD SOFR CME + 3.017%), 11/15/36 (a)(b)	955,000	938,053

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

Security	Principal Amount*	Value
Commercial Mortgage-Backed Securities (Continued)
SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	$1,283,216
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	331,609

		14,588,897

Federal Home Loan Mortgage Corporation – 7.7%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	9,999	9,695
2.500%, 11/1/27	25,020	24,245
3.000%, 1/1/27	30,704	29,981
3.000%, 7/1/42	18,945	17,224
3.000%, 5/1/45	160,142	144,284
3.500%, 12/1/32	75,745	73,675
3.500%, 6/1/48	327,143	302,808
4.000%, 2/1/37	34,608	33,688
4.000%, 8/1/39	18,495	17,887
4.000%, 10/1/39	36,272	35,081
4.000%, 10/1/39	32,950	31,869
4.000%, 11/1/39	15,820	15,301
4.000%, 10/1/40	52,004	50,296
4.000%, 11/1/40	47,105	45,558
4.000%, 11/1/40	8,292	8,020
4.000%, 11/1/40	6,283	6,078
4.000%, 12/1/40	22,164	21,436
4.000%, 6/1/41	4,667	4,515
4.500%, 4/1/35	44,898	44,444
4.500%, 9/1/35	55,638	55,054
4.500%, 7/1/36	43,662	43,204
4.500%, 6/1/39	82,650	82,087
4.500%, 9/1/40	12,012	11,930
4.500%, 2/1/41	25,497	25,324
4.500%, 11/1/52	1,299,999	1,254,179
5.000%, 8/1/33	8,137	8,238
5.000%, 10/1/33	3,238	3,260
5.000%, 4/1/35	8,865	8,973
5.000%, 7/1/35	62,054	62,809
5.000%, 7/1/35	10,157	10,282
5.000%, 1/1/37	38,475	38,964
5.000%, 7/1/40	27,558	27,961
5.000%, 4/1/41	23,738	24,085
5.000%, 9/1/52	2,251,451	2,221,945
5.500%, 12/1/36	38,749	39,532
5.500%, 8/1/40	55,089	56,202
5.500%, 5/1/53	2,399,995	2,405,360
5.500%, 6/1/53	2,225,111	2,232,025
5.500%, 9/1/53	2,400,002	2,404,224
6.000%, 8/1/36	6,535	6,764
6.000%, 7/1/39	34,799	36,023
6.000%, 8/1/53	3,350,002	3,402,235
6.000%, 4/1/54	3,349,995	3,403,107
7.542%, (1-year RFUCCT + 1.622%), 10/1/43 (b)	22,253	22,385

		18,802,237

Federal National Mortgage Association – 21.4%
Federal National Mortgage Association
2.000%, 10/1/27	34,410	33,075
2.000%, 1/1/28	35,150	33,685
2.000%, 2/1/52	4,372,642	3,578,675
2.000%, 3/1/52	4,136,410	3,397,195

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
2.500%, 11/1/31	36,622	$34,248
2.500%, 12/1/31	10,236	9,680
2.500%, 12/1/43	66,657	57,942
2.500%, 4/1/45	103,968	90,110
2.500%, 12/1/51	4,899,527	4,152,568
2.500%, 12/1/51	2,694,719	2,287,464
3.000%, 8/1/46	24,639	21,984
3.000%, 10/1/46	457,137	409,006
3.000%, 11/1/46	569,627	505,126
3.000%, 12/1/46	225,689	199,880
3.000%, 1/1/52	2,606,993	2,281,669
3.000%, 6/1/52	4,425,540	3,922,104
3.500%, 12/1/31	3,624	3,516
3.500%, 1/1/32	58,187	56,349
3.500%, 1/1/32	36,581	35,426
3.500%, 10/1/32	47,463	45,912
3.500%, 8/1/43	436,959	412,177
3.500%, 6/1/46	316,119	293,230
3.500%, 1/1/48	175,566	162,306
4.000%, 11/1/30	6,316	6,212
4.000%, 10/1/33	45,316	44,286
4.000%, 12/1/36	12,299	11,942
4.000%, 8/1/39	17,597	16,999
4.000%, 10/1/39	12,425	12,002
4.000%, 12/1/39	16,475	15,915
4.000%, 1/1/40	151,333	146,186
4.000%, 3/1/40	17,420	16,827
4.000%, 8/1/40	35,967	34,744
4.000%, 8/1/40	6,315	6,100
4.000%, 10/1/40	88,239	85,237
4.000%, 10/1/40	11,527	11,135
4.000%, 11/1/40	11,566	11,176
4.000%, 11/1/40	8,869	8,567
4.000%, 12/1/40	29,994	28,973
4.000%, 2/1/41	28,770	27,791
4.000%, 10/1/49	1,950,854	1,858,090
4.500%, 8/1/35	12,638	12,491
4.500%, 8/1/36	7,199	7,114
4.500%, 8/1/38	29,529	29,202
4.500%, 3/1/39	42,754	42,411
4.500%, 9/1/39	15,623	15,498
4.500%, 2/1/40	22,381	22,201
4.500%, 8/1/40	42,966	42,622
4.500%, 1/1/41	14,015	13,902
4.500%, 9/1/41	28,791	28,554
5.000%, 10/1/39	1,632	1,654
5.000%, 9/1/52	2,215,001	2,185,977
5.500%, 8/1/37	25,574	26,059
6.000%, 12/1/35	14,070	14,460
6.000%, 3/1/36	89,587	94,826
6.000%, 6/1/36	29,644	30,628
6.000%, 8/1/37	7,645	7,858
6.000%, 3/1/38	16,340	16,896
6.773%, (1-year RFUCCT + 1.580%), 5/1/44 (b)	6,266	6,286
TBA 15 Yr, 2.000%, 8/1/39 (e)	1,100,000	986,568
TBA 30 Yr, 2.000%, 8/1/54 (e)	3,200,000	2,574,874
TBA 30 Yr, 2.500%, 8/1/54 (e)	1,125,000	943,521
TBA 30 Yr, 3.500%, 8/1/54 (e)	1,700,000	1,542,577

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
TBA 30 Yr, 4.000%, 8/1/54 (e)	3,400,000	$3,186,622
TBA 30 Yr, 4.500%, 8/1/54 (e)	3,830,000	3,689,732
TBA 30 Yr, 5.500%, 8/1/54 (e)	5,030,000	5,038,488
TBA 30 Yr, 6.000%, 8/1/54 (e)	7,070,000	7,171,361

		52,097,891

Government National Mortgage Association – 4.8%
Government National Mortgage Association
5.500%, 6/20/53	1,099,999	1,103,911
TBA 30 Yr, 2.000%, 8/20/54 (e)	2,900,000	2,404,167
TBA 30 Yr, 2.500%, 8/20/54 (e)	2,200,000	1,893,576
TBA 30 Yr, 3.500%, 8/20/54 (e)	3,400,000	3,126,059
TBA 30 Yr, 4.000%, 8/20/54 (e)	1,600,000	1,511,337
TBA 30 Yr, 4.500%, 8/20/54 (e)	1,600,000	1,550,338

		11,589,388

Total Mortgage Backed Securities (Cost $121,831,910)		116,327,900

Corporate Bonds and Notes – 27.0%
Communications – 1.6%
Axian Telecom, 7.375%, 2/16/27 (a)	445,000	441,918
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,254,457
Cox Communications, Inc.
3.150%, 8/15/24 (a)	57,000	56,940
3.850%, 2/1/25 (a)	10,000	9,912
Millicom International Cellular SA
4.500%, 4/27/31 (a)	475,000	417,613
7.375%, 4/2/32 (a)	400,000	401,792
Paramount Global
2.900%, 1/15/27	400,000	376,094
4.950%, 1/15/31	985,000	894,946
Vodafone Group PLC, 6.150%, 2/27/37	66,000	71,532

		3,925,204

Consumer, Cyclical – 0.7%
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	587,704
YMCA of Greater New York
2.303%, 8/1/26	765,000	713,308
Series 2020, 3.230%, 8/1/32	375,000	313,887

		1,614,899

Consumer, Non-cyclical – 7.0%
Advocate Health & Hospitals Corp.
Series 2020, 2.211%, 6/15/30	325,000	285,419
3.829%, 8/15/28	1,115,000	1,090,232
Beth Israel Lahey Health, Inc., 2.220%, 7/1/28	1,400,000	1,263,107
Block, Inc., 6.500%, 5/15/32	700,000	712,216
Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	150,002
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	692,539
Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	742,118
Cornell University, 4.835%, 6/15/34	1,200,000	1,221,650
Duke University, 2.682%, 10/1/44	1,070,000	795,730
ERAC USA Finance LLC, 3.850%, 11/15/24 (a)	500,000	497,694
Hologic, Inc., 3.250%, 2/15/29 (a)	570,000	520,204
Howard University
Series 2020, 1.991%, 10/1/25 (AGM)	120,000	114,760

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

Security	Principal Amount*	Value
Consumer, Non-cyclical (Continued)
Series 2020, 2.657%, 10/1/26 (AGM)	100,000	$94,352
Series 2020, 3.476%, 10/1/41 (AGM)	865,000	663,232
Series 22A, 5.209%, 10/1/52	470,000	431,586
John D and Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,159,855
Leland Stanford Junior University, 4.249%, 5/1/54	1,200,000	1,056,688
PeaceHealth Obligated Group, 1.375%, 11/15/25	1,000,000	951,304
President and Fellows of Harvard College, 4.609%, 2/15/35	635,000	638,675
Providence St Joseph Health Obligated Group, 5.403%, 10/1/33	613,000	624,924
Royalty Pharma PLC
2.150%, 9/2/31	350,000	289,614
3.300%, 9/2/40	1,250,000	931,229
Stanford Health Care, 3.310%, 8/15/30	595,000	555,129
Thomas Jefferson University, 3.847%, 11/1/57	500,000	374,138
William Marsh Rice University, 3.774%, 5/15/55	1,490,000	1,219,121

		17,075,518

Energy – 1.0%
Greenko Dutch BV, 3.850%, 3/29/26 (a)	828,100	792,908
Greenko Solar Mauritius, Ltd., 5.950%, 7/29/26 (f)	400,000	398,725
Vena Energy Capital Pte, Ltd., 3.133%, 2/26/25 (f)	1,380,000	1,361,166

		2,552,799

Financial – 13.1%
Air Lease Corp., 3.625%, 12/1/27	500,000	480,043
American International Group, Inc., 3.900%, 4/1/26	190,000	186,479
AXA SA, 8.600%, 12/15/30	400,000	478,791
Bank of America Corp., 0.583%, (3 Month EUR-EURIBOR + 0.76%), 8/24/28 (b)(f)	560,000	560,038
Bank of Ireland Group PLC
5.601%, (SOFR + 1.620%), 3/20/30 (a)(b)	1,240,000	1,261,039
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (a)(b)	1,200,000	1,210,999
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (b)(f)	465,000	469,262
BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	549,416
BNP Paribas SA, 4.375%, (3 Month EUR-EURIBOR + 1.45%), 1/13/29 (b)(f)	1,000,000	1,113,918
Boston Properties LP, 3.650%, 2/1/26	430,000	418,230
BPCE SA, 4.875%, 4/1/26 (a)	500,000	495,251
Brandywine Operating Partnership LP, 4.550%, 10/1/29	500,000	449,922
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,538,425
Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/28 (f)	200,000	199,589
Ceska sporitelna AS, 0.500%, (3 Month EUR-EURIBOR + 0.78%), 9/13/28 (b)(f)	900,000	872,885
Citigroup, Inc.
2.561%, (SOFR + 1.167%), 5/1/32 (b)	500,000	426,769
4.412%, (SOFR + 3.914%), 3/31/31 (b)	750,000	729,187
Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	978,583
Discover Financial Services, 3.750%, 3/4/25	325,000	321,597
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34 (a)	600,000	595,135
ING Groep NV, 4.625%, 1/6/26 (a)	750,000	746,569
Intercontinental Exchange, Inc., 3.625%, 9/1/28 (a)	200,000	191,711
JPMorgan Chase & Co., 6.070%, (SOFR + 1.330%), 10/22/27 (b)	1,090,000	1,118,492
Kreditanstalt fuer Wiederaufbau
0.000%, 6/29/37	6,000,000	3,448,586
4.375%, 2/28/34	6,000,000	6,124,693
mBank SA, 0.966%, (3 Month EUR-EURIBOR + 1.25%), 9/21/27 (b)(f)	600,000	597,006
Morgan Stanley
Series MTN, 2.511%, (SOFR + 1.200%), 10/20/32 (b)	1,000,000	844,815
Series GMTN, 2.699%, (SOFR + 1.143%), 1/22/31 (b)	640,000	572,371
NHP Foundation, 5.850%, 12/1/28	800,000	830,274
Nuveen Finance LLC, 4.125%, 11/1/24 (a)	160,000	159,379

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

Security	Principal Amount*	Value
Financial (Continued)
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	$600,886
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,422,505
U.S. Bancorp, 3.600%, 9/11/24	493,000	491,920
USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	776,330
Ventas Realty LP, 3.500%, 2/1/25	500,000	494,225

		31,755,320

Government – 1.0%
European Investment Bank, 0.750%, 9/23/30	3,000,000	2,480,984

		2,480,984

Industrial – 0.3%
Nature Conservancy (The), 1.154%, 7/1/27	430,000	385,617
WRKCo, Inc., 3.000%, 9/15/24	375,000	373,561

		759,178

Technology – 1.6%
Apple, Inc.
2.650%, 5/11/50	300,000	198,637
4.100%, 8/8/62	1,435,000	1,208,058
Broadcom, Inc.
3.187%, 11/15/36 (a)	852,000	695,292
4.150%, 11/15/30	1,200,000	1,156,458
Microsoft Corp., 3.041%, 3/17/62	1,000,000	684,661

		3,943,106

Utilities – 0.7%
Aegea Finance Sarl
6.750%, 5/20/29 (a)	200,000	196,598
9.000%, 1/20/31 (a)	960,000	1,013,323
Clearway Energy Operating LLC, 3.750%, 2/15/31 (a)	560,000	496,428

		1,706,349

Total Corporate Bonds and Notes (Cost $70,464,233)		65,813,357

U.S. Government Agency Obligations – 24.9%
Farm Credit Bank of Texas , 7.750%, (5-Yr. CMT + 3.291%), 6/15/29 (a)(b)	1,150,000	1,173,883
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	3,250,000	2,194,651
2.780%, 11/2/37	1,800,000	1,476,834
3.430%, 4/6/45	1,000,000	815,411
3.660%, 3/7/44	974,000	828,342
4.500%, 3/2/26	5,000,000	5,000,609
Federal Home Loan Bank Discount Notes
0.000%, 8/5/24	1,750,000	1,748,725
0.000%, 8/12/24	2,500,000	2,495,629
0.000%, 8/23/24	2,500,000	2,491,623
0.000%, 9/10/24	2,500,000	2,485,095
0.000%, 10/7/24	2,500,000	2,475,869
0.000%, 11/1/24	5,000,000	4,935,158
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000	2,759,128
2.375%, 3/14/25	2,710,000	2,667,390
3.250%, 11/16/28	5,000,000	4,853,544
3.315%, 11/13/35	3,000,000	2,716,994
4.125%, 3/13/26	3,500,000	3,484,126

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

Security	Principal Amount*	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	2,600,000	$2,551,798
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000	4,506,826
0.875%, 8/5/30	8,000,000	6,652,588
5.625%, 7/15/37	2,000,000	2,260,305

Total U.S. Government Agency Obligations (Cost $64,942,495)		60,574,528

Municipal Bonds – 4.7%
Colorado Health Facilities Authority, 4.480%, 12/1/40	940,000	797,012
Commonwealth of Massachusetts Series B, 4.110%, 7/15/31	732,619	718,665
Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (AGM)	435,000	423,302
County of Riverside, CA
2.963%, 2/15/27	670,000	641,518
3.070%, 2/15/28	670,000	636,057
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	265,000	263,949
Illinois Finance Authority, 3.510%, 5/15/41	1,000,000	785,424
Lancaster County Hospital Authority, PA, (Brethren Village), 5.000%, 7/1/25	135,000	135,018
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center) Series C, 3.968%, 7/1/27	205,000	202,197
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	100,736
Massachusetts Educational Financing Authority
Series A, 2.305%, 7/1/29	1,000,000	903,526
Series A, 5.455%, 7/1/33	600,000	598,851
Series A, 6.069%, 7/1/33	175,000	180,512
Metropolitan Government of Nashville and Davidson County, TN, (Vanderbilt University) Series B, 3.235%, 7/1/52	800,000	541,323
New York Transportation Development Corp., 4.248%, 9/1/35	440,000	427,832
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000	479,345
Oklahoma Development Finance Authority, (OU Medicine)
4.650%, 8/15/30 (AGM)	130,000	125,467
5.450%, 8/15/28	770,000	732,236
San Francisco City & County Public Utilities Commission Wastewater Revenue Series A, 4.655%, 10/1/27	1,125,000	1,130,974
State Board of Administration Finance Corp. Series A, 1.258%, 7/1/25	375,000	362,198
University of Virginia Series C, 4.179%, 9/1/17	1,000,000	824,483
Uptown Development Authority Series B, 2.581%, 9/1/31 (AGM)	100,000	87,243
Wisconsin Health & Educational Facilities Authority
3.940%, 8/15/41	335,000	233,020
4.190%, 8/15/55	190,000	110,299

Total Municipal Bonds (Cost $12,434,349)		11,441,187

Asset Backed Securities – 3.7%
Aligned Data Centers Issuer LLC
Series 2021-1A, 1.937%, 8/15/46 (a)	660,000	616,030
Series 2022-1A, 6.350%, 10/15/47 (a)	540,000	546,598
Series 2023-1A, 6.000%, 8/17/48 (a)	280,000	285,037
Avid Automobile Receivables Trust Series 2023-1, 7.120%, 3/15/27 (a)	545,000	545,946
CoreVest American Finance, Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000	85,670
FHF Trust Series 2022-1A, 4.430%, 1/18/28 (a)	181,987	180,543
Hertz Vehicle Financing III LLC Series 2023-2A, 5.570%, 9/25/29 (a)	760,000	770,354
Lendbuzz Securitization Trust
Series 2021-1A, 1.460%, 6/15/26 (a)	71,713	70,394
Series 2022-1A, 4.220%, 5/17/27 (a)	375,274	371,170
Series 2023-1A, 6.920%, 8/15/28 (a)	339,725	343,611
Series 2023-2A, 7.090%, 10/16/28 (a)	395,720	401,508
Series 2023-3A, 7.500%, 12/15/28 (a)	486,677	495,087
Series 2024-2A, 5.990%, 5/15/29 (a)	820,000	824,725

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

Security	Principal Amount*		Value
Asset Backed Securities (Continued)
Mosaic Solar Loan Trust
Series 2020-2A, 1.440%, 8/20/46 (a)	105,284		$89,706
Series 2024-1A, 5.500%, 9/20/49 (a)	112,741		111,789
Prestige Auto Receivables Trust Series 2024-1A, 5.710%, 5/15/28 (a)	225,000		225,739
Sabey Data Center Issuer LLC Series 2024-1, 6.000%, 4/20/49 (a)	95,000		96,886
SBA Tower Trust Series 2014-2A, 3.869%, 10/15/49 (a)(c)	500,000		497,941
Sunnova Hestia I Issuer LLC Series 2023-GRID1, 5.750%, 12/20/50 (a) (FDOE)	390,698		399,628
Sunnova Hestia II Issuer LLC Series 2024-GRID1, 5.630%, 7/20/51 (FDOE)	127,398		129,669
Tricolor Auto Securitization Trust
Series 2023-1A, 6.840%, 11/16/26 (a)	550,000		550,732
Series 2024-1A, 6.610%, 10/15/27 (a)	140,555		141,096
Series 2024-2A, 6.360%, 12/15/27 (a)	376,642		377,975
Vantage Data Centers Jersey Borrower SPV, Ltd. Series 1A, 6.172%, 5/28/39 (a)	645,000		839,347

Total Asset Backed Securities (Cost $8,905,439)			8,997,181

Senior Floating Rate Interests – 2.2%
Communication Services – 0.3%
Charter Communications Operating LLC 2019 Term Loan B2, 7.082%, (3 mo. USD SOFR CME + 1.750%), 2/1/27 (b)	276,538		276,672
Go Daddy Operating Co. LLC 2024 Term Loan B7, 7.099%, (1 mo. USD SOFR CME + 1.750%), 5/30/31 (b)	298,375		298,900
Xplornet Communications, Inc. 2021 Term Loan, 9.596%, (3 mo. USD SOFR CME + 4.000%), 10/2/28 (b)	165,013		35,478

			611,050

Consumer Discretionary – 0.2%
American Builders & Contractors Supply Co., Inc. 2024 Term Loan B, 7.349%, (1 mo. USD SOFR CME + 2.000%), 1/31/31 (b)	207,723		208,791
Core & Main LP 2024 Incremental Term Loan B, 7.589%, (3 mo. USD SOFR CME + 2.250%), 2/9/31 (b)	283,575		284,461

			493,252

Consumer Staples – 0.6%
Biogroup-LCD 2021 EUR Term Loan B, 7.314%, (3 mo. EUR EURIBOR + 3.500%), 2/9/28 (b)	465,000	EUR	493,541
Boels Topholding BV 2024 EUR Term Loan B, 6.802%, (3 mo. EUR EURIBOR + 3.000%), 5/23/31 (b)	344,828	EUR	374,701
Insulet Corp. 2024 Term Loan B, 8.344%, (1 mo. USD SOFR CME + 3.000%), 5/4/28 (b)	257,050		257,371
Verisure Holding AB 2021 EUR Term Loan, 6.722%, (3 mo. EUR EURIBOR + 3.000%), 3/27/28 (b)	300,000	EUR	325,745

			1,451,358

Financials – 0.2%
Russell Investments US Inst’l Holdco, Inc. 2024 PIK Term Loan, 11.752%, (3 mo. USD SOFR CME + 6.500%), 5/30/27 (b)	394,313		351,266
USI, Inc. 2024 Term Loan (2029), 8.085%, (3 mo. USD SOFR CME + 2.750%), 11/22/29 (b)	163,355		163,866

			515,132

Industrials – 0.3%
Altium Packaging LLC 2024 Term Loan B, 7.844%, (1 mo. USD SOFR CME + 2.500%), 6/5/31 (b)	430,000		430,000
Proampac PG Borrower LLC 2024 Term Loan, 9.322%, (3 mo. USD SOFR CME + 4.000%), 9/15/28 (b)	403,523		405,288

			835,288

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

Security	Principal Amount*		Value
Information Technology – 0.6%
AthenaHealth Group, Inc. 2022 Term Loan B, 8.594%, (1 mo. USD SOFR CME + 3.250%), 2/15/29 (b)	349,463		$349,272
Blackhawk Network Holdings, Inc. 2024 Term Loan, 10.349%, (1 mo. USD SOFR CME + 5.000%), 3/12/29 (b)	170,100		171,163
DCert Buyer, Inc. 2019 Term Loan B, 9.344%, (1 mo. USD SOFR CME + 4.000%), 10/16/26 (b)	377,994		353,403
Severin Acquisition LLC 2018 Term Loan B, 8.252%, (3 mo. USD SOFR CME + 3.000%), 8/1/27 (b)	99,500		99,873
Zelis Payments Buyer, Inc. Term Loan B, 8.094%, (1 mo. USD SOFR CME + 2.750%), 9/28/29 (b)	457,288		458,559

			1,432,270

Total Senior Floating Rate Interests (Cost $5,627,654)			5,338,350

Foreign Government & Agency Securities – 2.2%
City of Ottawa Ontario, 2.500%, 5/11/51	2,390,000	CAD	1,212,337
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	622,626
Colombia Government International Bond, 8.000%, 11/14/35	1,090,000		1,139,181
Hungary Government International Bond, 5.375%, 9/12/33 (f)	705,000	EUR	806,232
Republic of Chile, 0.830%, 7/2/31	324,000	EUR	293,689
Romania Government International Bond, 2.000%, 1/28/32 (f)	1,360,000	EUR	1,179,122

Total Foreign Government & Agency Securities (Cost $5,622,862)			5,253,187

Convertible Bonds – 0.3%
Consumer Discretionary – 0.0%(g)
Etsy, Inc.
0.125%, 10/1/26	110,000		114,145
0.125%, 9/1/27	50,000		42,781

			156,926

Financials – 0.1%
Block, Inc., 0.125%, 3/1/25	215,000		208,733

			208,733

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

Security	Principal Amount*	Value
Convertible Bonds (Continued)
Health Care – 0.2%
Dexcom, Inc., 0.250%, 11/15/25	205,000	$193,155
Insulet Corp., 0.375%, 9/1/26	195,000	211,039

		404,194

Total Convertible Bonds (Cost $1,197,376)		769,853

Total Long Term Investments (Cost $291,026,318)		274,515,543

Total Investments – 112.8% (Cost $291,026,318) (h)		274,515,543

Other Liabilities, less assets – (12.8)%		(31,209,981)

Net Assets – 100.0%		$243,305,562

* The principal amount is stated in U.S. dollars unless otherwise indicated.

(a) Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities was $44,977,082, representing 18.5% of net assets.

(b) Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c) Step coupon bond.

(d) Security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e) A portion or all of the security was purchased as a when issued or delayed delivery security.

(f) Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $7,557,943 or 3.1% of the Fund’s net assets.

(g) Amount is less than 0.05%.

(h) The aggregate cost for federal income tax purposes is $291,085,608. The aggregate gross unrealized appreciation is $1,903,418 and the aggregate gross unrealized depreciation is $18,829,283, resulting in net unrealized depreciation of $16,925,865.

Abbreviations

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

FDOE — Federal Department of Energy

CAD — Canadian Dollar

EUR — Euro

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

At July 31, 2024, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

United States Dollar	Canadian Dollar	Citibank N.A.	9/18/24	1,656,000	$1,201,097	$6,128

United States Dollar	Canadian Dollar	Credit Agricole CIB	9/18/24	793,000	575,163	5,694

United States Dollar	Euro Currency	Deutsche Bank AG	8/30/24	1,448,000	1,569,139	4,285

United States Dollar	Euro Currency	NatWest Markets PLC	9/18/24	2,903,000	3,148,669	(10,973)

United States Dollar	Euro Currency	Deutsche Bank AG	9/18/24	2,930,000	3,177,954	(29,112)

United States Dollar	Pound Sterling	Standard Chartered Bank	9/18/24	132,000	169,764	(1,663)

United States Dollar	Pound Sterling	Standard Chartered Bank	9/18/24	645,000	829,529	(10,884)

Euro Currency	United States Dollar	JPMorgan Chase Bank N.A.	9/18/24	(545,000)	(591,121)	(753)

Euro Currency	United States Dollar	Royal Bank of Canada	9/18/24	(539,000)	(584,613)	(221)

						$(37,499)

At July 31, 2024, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

10-Year Canadian Government Bond (Short)	7	$(621,634)	$(623,315)	9/18/24	$(1,681)

Euro-Bund (Short)	10	(1,409,699)	(1,447,293)	9/6/24	(37,594)

					$(39,275)

At July 31, 2024, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 2.560% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/21/29	$1,143,000	$85,086	$96,673	$(11,587)

Pay Fixed rate annually 2.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	1,350,000	155,981	5,104	150,877

Pay Fixed rate annually 3.720% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/28	2,535,000	19,622	(52,352)	71,974

Receive Fixed rate annually 2.560% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/21/29	8,070,000	(600,659)	(500,642)	(100,017)

Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/20/30	8,155,000	28,529	(28,136)	56,665

Pay Fixed rate annually 4.470% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/20/43	1,725,000	(175,741)	(35,599)	(140,142)

Receive Fixed rate annually 3.280% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/20/54	6,460,000	(369,255)	(290,863)	(78,392)

Receive Fixed rate annually 3.440% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/20/44	8,460,000	(354,520)	(207,201)	(147,319)

Pay Fixed rate annually 4.340% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/20/26	8,595,000	24,865	4,080	20,785

Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/20/27	10,455,000	(62,939)	635	(63,574)

Pay Fixed rate annually 3.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/20/34	4,765,000	(126,671)	70,807	(197,478)

Receive Fixed rate annually 4.220% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/20/44	1,500,000	109,976	(2,471)	112,447

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 4.500% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/34	$390,000	$(6,354)	$(388)	$(5,966)

Pay Fixed rate annually 2.720% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/27	2,320,000	(22,073)	(115)	(21,958)

Pay Fixed rate annually 2.590% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/29	950,000	(12,183)	620	(12,803)

Receive Fixed rate annually 4.380% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/18/26	3,785,000	28,814	1,347	27,467

Pay Fixed rate annually 4.380% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/18/26	25,680,000	(195,491)	(159,062)	(36,429)

Pay Fixed rate annually 4.000% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/18/31	4,300,000	(112,251)	(4,222)	(108,029)

Receive Fixed rate annually 3.720% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/18/44	870,000	6,119	5,302	817

					$(1,096,483)	$(482,662)

At July 31, 2024, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International	2.470%	USA-CPI-U	7/10/53	$2,280,000	$(6,018)	$-	$(6,018)

						$-	$(6,018)

Abbreviations

LCH — London Clearing House

USA-CPI-U — U.S.A. Consumers Price Index Urban Consumers NSA

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2024

Domini Impact Equity Fund
ASSETS
Investments, at value (cost $543,861,943)	$1,098,800,417
Cash	2,803,550
Foreign currency, at value (cost $53,740)	53,795
Receivable for capital shares	13,147
Dividend receivable	850,635
Tax reclaim receivable	204,706

Total assets	1,102,726,250

LIABILITIES
Payable for capital shares	326,466
Management fee payable	611,742
Distribution fee payable	197,812
Other accrued expenses	88,741
Foreign tax payable	7,528

Total liabilities	1,232,289

NET ASSETS	$1,101,493,961

NET ASSETS CONSISTS OF
Paid-in capital	$509,654,968
Total distributable earnings (loss)	591,838,993

NET ASSETS	$1,101,493,961

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	931,287,219

Outstanding shares of beneficial interest	25,118,158

Net asset value and offering price per share	$37.08

Institutional Shares
Net assets	151,470,062

Outstanding shares of beneficial interest	4,125,358

Net asset value and offering price per share	$36.72

Class Y Shares
Net assets	18,736,680

Outstanding shares of beneficial interest	509,532

Net asset value and offering price per share	$36.77

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2024

Domini International Opportunities Fund
ASSETS
Investments, at value (cost $19,964,038)	$23,989,808
Cash	225,117
Foreign currency, at value (cost $61,336)	61,273
Receivable for capital shares	450
Dividend receivable	21,110
Tax reclaim receivable	66,251

Total assets	24,364,009

LIABILITIES
Management fee payable	17,353
Other accrued expenses	7,764
Foreign tax payable	2,872

Total liabilities	27,989

NET ASSETS	$24,336,020

NET ASSETS CONSISTS OF
Paid-in capital	$22,146,070
Total distributable earnings (loss)	2,189,950

NET ASSETS	$24,336,020

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	4,263,155

Outstanding shares of beneficial interest	382,211

Net asset value and offering price per share	$11.15

Institutional Shares
Net assets	20,072,865

Outstanding shares of beneficial interest	1,800,370

Net asset value and offering price per share	$11.15

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2024

Domini Sustainable Solutions Fund
ASSETS
Investments, at value (cost $25,824,944)	$35,660,365
Cash	682,461
Foreign currency, at value (cost $166,459)	165,368
Interest receivable	32
Receivable for capital shares	375
Dividend receivable	2,445
Tax reclaim receivable	22,861

Total assets	36,533,907

LIABILITIES
Payable for capital shares	3,000
Management fee payable	26,215
Other accrued expenses	13,823
Foreign tax payable	317

Total liabilities	43,355

NET ASSETS	$36,490,552

NET ASSETS CONSISTS OF
Paid-in capital	$31,424,352
Total distributable earnings (loss)	5,066,200

NET ASSETS	$36,490,552

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	21,200,323

Outstanding shares of beneficial interest	1,326,642

Net Asset Value And Offering Price Per Share	$15.98

Institutional Shares
Net assets	15,290,229

Outstanding shares of beneficial interest	949,206

Net Asset Value And Offering Price Per Share	$16.11

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2024

Domini Impact International Equity Fund
ASSETS
Investments, at value (cost $660,950,109)	$805,898,318
Cash	8,884,122
Foreign currency, at value (cost $745,325)	745,331
Receivable for securities sold	12,068,291
Receivable for capital shares	345,074
Dividend receivable	771,302
Tax reclaim receivable	4,790,975

Total assets	833,503,413

LIABILITIES
Payable for securities purchased	13,673,012
Payable for capital shares	702,497
Management fee payable	603,812
Distribution fee payable	38,128
Other accrued expenses	194,345
Foreign tax payable	106,717

Total liabilities	15,318,511

NET ASSETS	$818,184,902

NET ASSETS CONSISTS OF
Paid-in capital	$799,349,358
Total distributable earnings (loss)	18,835,544

NET ASSETS	$818,184,902

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	187,444,578

Outstanding shares of beneficial interest	20,267,664

Net Asset Value And Offering Price Per Share	$9.25

Institutional Shares
Net assets	411,260,206

Outstanding shares of beneficial interest	45,352,308

Net Asset Value And Offering Price Per Share	$9.07

Class Y Shares
Net assets	219,480,118

Outstanding shares of beneficial interest	24,137,374

Net Asset Value And Offering Price Per Share	$9.09

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2024

Domini Impact Equity Fund
INCOME
Dividends (net of foreign taxes $295,805)	$13,561,200
Interest income	142,264

Investment Income	13,703,464

EXPENSES
Management/Sponsorship fees	6,500,907
Distribution fees – Investor Shares	2,101,454
Distribution fees – Class A Shares	15,576
Transfer agent fees – Investor Shares	356,146
Transfer agent fees – Class A Shares	5,249
Transfer agent fees – Class Y Shares	14,981
Custody and accounting fees	86,103
Professional fees	108,109
Registration fees – Class A Shares	19,748
Registration fees – Institutional Shares	14,520
Registration fees – Class Y Shares	20,599
Shareholder communication fees	15,240
Miscellaneous	58,891
Trustees fees	78,444
Shareholder service fees – Investor Shares	39,285
Shareholder service fees – Class A Shares	230
Shareholder service fees – Institutional Shares	151
Shareholder service fees – Class Y Shares	98

Total expenses	9,435,731
Fees waived and expenses reimbursed	(46,096)

Net expenses	9,389,635

NET INVESTMENT INCOME (LOSS)	4,313,829

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	42,834,802
Foreign currency	(6,159)

Net realized gain (loss)	42,828,643

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	142,057,025
Translation of assets and liabilities in foreign currencies	15

Net change in unrealized appreciation (depreciation)	142,057,040

NET REALIZED AND UNREALIZED GAIN (LOSS)	184,885,683

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$189,199,512

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2024

Domini International Opportunities Fund
INCOME
Dividends (net of foreign taxes $68,005)	$552,382

Investment Income	552,382

EXPENSES
Management fees	195,847
Distribution fees – Investor Shares	9,091
Transfer agent fees – Investor Shares	46,018
Transfer agent fees – Institutional Shares	3,644
Custody and accounting fees	171,092
Professional fees	76,867
Registration fees – Investor Shares	20,557
Registration fees – Institutional Shares	22,656
Shareholder communication fees	4,007
Miscellaneous	912
Trustees fees	1,818
Shareholder service fees – Investor Shares	872
Shareholder service fees – Institutional Shares	8

Total expenses	553,389
Fees waived and expenses reimbursed	(279,389)

Net expenses	274,000

NET INVESTMENT INCOME (LOSS)	278,382

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(139,169)
Foreign currency	(7,131)

Net realized gain (loss)	(146,300)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	2,508,445
Translation of assets and liabilities in foreign currencies	(1,451)

Net change in unrealized appreciation (depreciation)	2,506,994

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,360,694

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,639,076

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2024

Domini Sustainable Solutions Fund
INCOME
Dividends (net of foreign taxes $28,449)	$408,183

Investment Income	408,183

EXPENSES
Management fees	286,956
Distribution fees – Investor Shares	46,638
Transfer agent fees – Investor Shares	62,047
Transfer agent fees – Institutional Shares	842
Custody and accounting fees	63,260
Professional fees	87,770
Registration fees – Investor Shares	23,045
Registration fees – Institutional Shares	22,743
Shareholder communication fees	5,477
Miscellaneous	28,227
Trustees fees	2,645
Shareholder service fees – Investor Shares	2,851
Shareholder service fees – Institutional Shares	43

Total expenses	632,544
Fees waived and expenses reimbursed	(197,799)

Net expenses	434,745

NET INVESTMENT INCOME (LOSS)	(26,562)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(15,897)
Foreign currency	(394)

Net realized gain (loss)	(16,291)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	4,942,263
Translation of assets and liabilities in foreign currencies	(2,130)

Net change in unrealized appreciation (depreciation)	4,940,133

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,923,842

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,897,280

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2024

Domini Impact International Equity Fund
INCOME
Dividends (net of foreign taxes $2,813,321)	$25,620,957
Interest income	149,877

Investment Income	25,770,834

EXPENSES
Management fees	6,921,818
Distribution fees – Investor Shares	425,501
Distribution fees – Class A Shares	23,353
Transfer agent fees – Investor Shares	154,882
Transfer agent fees – Class A Shares	10,827
Transfer agent fees – Institutional Shares	2,987
Transfer agent fees – Class Y Shares	118,205
Custody and accounting fees	289,654
Professional fees	110,591
Registration fees – Investor Shares	11,497
Registration fees – Class A Shares	19,295
Registration fees – Institutional Shares	5,832
Shareholder communication fees	50,235
Miscellaneous	83,789
Trustees fees	64,594
Shareholder service fees – Investor Shares	15,199
Shareholder service fees – Class A Shares	427
Shareholder service fees – Institutional Shares	356
Shareholder service fees – Class Y Shares	104

Total expenses	8,309,146
Fees waived and expenses reimbursed	(19,702)

Net expenses	8,289,444

NET INVESTMENT INCOME (LOSS)	17,481,390

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	67,849,745
Foreign currency	(477,782)

Net realized gain (loss)	67,371,963

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	30,106,106
Translation of assets and liabilities in foreign currencies	(59,525)

Net change in unrealized appreciation (depreciation)	30,046,581

NET REALIZED AND UNREALIZED GAIN (LOSS)	97,418,544

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$114,899,934

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2024		Year Ended July 31, 2023
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,313,829		$4,256,604
Net realized gain (loss)	42,828,643		4,086,585
Net change in unrealized appreciation (depreciation)	142,057,040		83,354,531

Net Increase (Decrease) in Net Assets Resulting from Operations	189,199,512		91,697,720

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(8,035,635)		(14,651,205)
Class A Shares	(58,205)	[1]	(122,344)
Institutional Shares	(1,983,906)		(3,012,350)
Class Y Shares	(182,146)		(221,673)

Net Decrease in Net Assets from Distributions	(10,259,892)		(18,007,572)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	36,560,906		28,743,602
Net asset value of shares issued in reinvestment of distributions and dividends	9,283,858		16,499,985
Payments for shares redeemed	(84,761,923)		(74,207,370)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(38,917,159)		(28,963,783)

Total Increase (Decrease) in Net Assets	140,022,461		44,726,365

NET ASSETS
Beginning of period	$961,471,500		$916,745,135

End of period	$1,101,493,961		$961,471,500

1 For the period August 1, 2023 to July 26, 2024. Effective at the close of business on July 26, 2024, Class A Shares were converted to Investor Shares and no longer offered by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2024	Year Ended July 31, 2023
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$278,382	$220,891
Net realized gain (loss)	(146,300)	(1,108,433)
Net change in unrealized appreciation (depreciation)	2,506,994	3,609,339

Net Increase (Decrease) in Net Assets Resulting from Operations	2,639,076	2,721,797

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(36,526)	(25,994)
Institutional Shares	(247,818)	(195,470)

Net Decrease in Net Assets from Distributions	(284,344)	(221,464)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	995,171	446,768
Net asset value of shares issued in reinvestment of distributions and dividends	283,554	221,254
Payments for shares redeemed	(1,929,517)	(1,858,552)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(650,792)	(1,190,530)

Total Increase (Decrease) in Net Assets	1,703,940	1,309,803

NET ASSETS
Beginning of period	$22,632,080	$21,322,277

End of period	$24,336,020	$22,632,080

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2024	Year Ended July 31, 2023
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(26,562)	$(37,948)
Net realized gain (loss)	(16,291)	(1,960,207)
Net change in unrealized appreciation (depreciation)	4,940,133	2,396,059

Net Increase (Decrease) in Net Assets Resulting from Operations	4,897,280	397,904

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(3,296)	-
Institutional Shares	(17,868)	-

Net Decrease in Net Assets from Distributions	(21,164)	-

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	2,885,341	6,787,475
Net asset value of shares issued in reinvestment of distributions and dividends	20,084	-
Payments for shares redeemed	(4,537,036)	(2,692,254)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,631,611)	4,095,221

Total Increase (Decrease) in Net Assets	3,244,505	4,493,125

NET ASSETS
Beginning of period	$33,246,047	$28,752,922

End of period	$36,490,552	$33,246,047

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2024		Year Ended July 31, 2023
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$17,481,390		$19,793,912
Net realized gain (loss)	67,371,963		(92,150,247)
Net change in unrealized appreciation (depreciation)	30,046,581		180,873,470

Net Increase (Decrease) in Net Assets Resulting from Operations	114,899,934		108,517,135

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(3,448,252)		(4,451,329)
Class A Shares	(151,385)	[1]	(213,484)
Institutional Shares	(10,718,427)		(14,715,996)
Class Y Shares	(5,358,138)		(9,728,982)

Net Decrease in Net Assets from Distributions	(19,676,202)		(29,109,791)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	86,907,351		178,751,628
Net asset value of shares issued in reinvestment of distributions and dividends	15,633,240		23,163,056
Payments for shares redeemed	(222,551,940)		(707,766,547)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(120,011,349)		(505,851,863)

Total Increase (Decrease) in Net Assets	(24,787,617)		(426,444,519)

NET ASSETS
Beginning of period	$842,972,519		$1,269,417,038

End of period	$818,184,902		$842,972,519

1 For the period August 1, 2023 to July 26, 2024. Effective at the close of business on July 26, 2024, Class A Shares were converted to Investor Shares and no longer offered by the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2024	2023	2022		2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$31.12	$28.71	$ 34.82		$26.72		$ 22.48

Income from investment operations:
Net investment income (loss)	0.17	0.16	0.03		0.08		0.15	[1]
Net realized and unrealized gain (loss) on investments	6.11	2.80	(4.08)		8.74		4.69	[1]

Total Income (loss) From Investment Operations	6.28	2.96	(4.05)		8.82		4.84

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.12)	(0.11)	(0.01)		(0.09)		(0.14)
Distributions to shareholders from net realized gain	(0.20)	(0.44)	(2.05)		(0.63)		(0.46)

Total Distributions	(0.32)	(0.55)	(2.06)		(0.72)		(0.60)

Redemption fee proceeds [1]	-	-	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$37.08	$31.12	$ 28.71		$34.82		$ 26.72

Total return	20.30%	10.60%	(12.65)%		33.43%		21.98%
Portfolio turnover	9%	9%	6%		23%		21%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$931	$810	$776		$927		$719
Ratio of expenses to average net assets	0.98%	1.00%	1.05%		1.09%		1.08%	[3,4]
Ratio of gross expenses to average net assets	0.98%	1.00%	1.05%		1.09%		1.09%
Ratio of net investment income (loss) to average net assets	0.39%	0.45%	0.14%		0.24%		0.65%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.08% for the year ended July 31, 2020.

4 Reflects a waiver of fees by the Manager, the Sponsor and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2024	2023	2022	2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$30.88	$28.56	$ 34.60	$26.59		$22.41

Income from investment operations:
Net investment income (loss)	0.12	0.18	0.12	0.28		0.23	[1]
Net realized and unrealized gain (loss) on investments	6.18	2.83	(4.05)	8.60		4.67	[1]

Total Income (loss) From Investment Operations	6.30	3.01	(3.93)	8.88		4.90

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.26)	(0.25)	(0.06)	(0.24)		(0.26)
Distributions to shareholders from net realized gain	(0.20)	(0.44)	(2.05)	(0.63)		(0.46)

Total Distributions	(0.46)	(0.69)	(2.11)	(0.87)		(0.72)

Redemption fee proceeds [1]	-	-	-	0.00	[2]	0.00	[2]

Net asset value, end of period	$36.72	$30.88	$ 28.56	$34.60		$26.59

Total return	20.62%	10.91%	(12.36)%	33.89%		22.43%
Portfolio turnover	9%	9%	6%	23%		21%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$151	$134	$125	$154		$113
Ratio of expenses to average net assets	0.70%	0.71%	0.73%	0.74%		0.74%	[3]
Ratio of gross expenses to average net assets	0.70%	0.71%	0.73%	0.74%		0.74%
Ratio of net investment income (loss) to average net assets	0.69%	0.73%	0.46%	0.59%		0.99%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.74% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS Y SHARES (FORMERLY CLASS R SHARES)

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2024		2023		2022		2021		2020
For a share outstanding for the period:
Net Asset Value, beginning of period	$30.92		$28.60		$ 34.66		$26.62		$22.42

Income from investment operations:
Net investment income (loss)	11.59		5.43		7.56		7.50		0.21	[1]
Net realized and unrealized gain (loss) on investments	(5.31)		(2.44)		(11.52)		1.37		4.68	[1]

Total Income (loss) From Investment Operations	6.28		2.99		(3.96)		8.87		4.89

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.23)		(0.23)		(0.05)		(0.20)		(0.23)
Distributions to shareholders from net realized gain	(0.20)		(0.44)		(2.05)		(0.63)		(0.46)

Total Distributions	(0.43)		(0.67)		(2.10)		(0.83)		(0.69)

Redemption fee proceeds [1]	-		-		-		0.00	[2]	0.00	[2]

Net asset value, end of period	$36.77		$30.92		$ 28.60		$34.66		$26.62

Total return	20.51%		10.78%		(12.42)%		33.81%		22.34%
Portfolio turnover	9%		9%		6%		23%		21%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$19		$11		$9		$10		$6
Ratio of expenses to average net assets	0.80%	[3]	0.80%	[3]	0.80%	[3]	0.80%	[3]	0.79%	[3,4]
Ratio of gross expenses to average net assets	0.97%		0.95%		1.02%		1.05%		0.94%
Ratio of net investment income (loss) to average net assets	0.56%		0.64%		0.40%		0.51%		0.92%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.79% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,						For the Period November 30, 2020 (commencement of operations) through July 31, 2021
	2024		2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$10.09		$ 8.96		$ 11.08		$10.00

Income from investment operations:
Net investment income (loss)	0.10		0.08		0.08		0.04
Net realized and unrealized gain (loss) on investments	1.06		1.14		(2.05)		1.09

Total Income (loss) From Investment Operations	1.16		1.22		(1.97)		1.13

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.10)		(0.09)		(0.07)		(0.05)
Distributions to shareholders from net realized gain	-		-		(0.08)		-

Total Distributions	(0.10)		(0.09)		(0.15)		(0.05)

Redemption fee proceeds [1]	-		-		-		0.00	[2]

Net asset value, end of period	$11.15		$10.09		$8.96		$11.08

Total return [3]	11.52%		13.60%		(17.88)%		11.31%
Portfolio turnover	17%		18%		20%		16%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$4		$3		$3		$2
Ratio of expenses to average net assets	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.40%	[4]
Ratio of gross expenses to average net assets	4.18%		4.32%		4.36%		4.88%
Ratio of net investment income (loss) to average net assets	1.02%		0.85%		0.84%		0.80%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,						For the Period November 30, 2020 (commencement of operations) through July 31, 2021
	2024		2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$10.10		$ 8.96		$ 11.08		$10.00

Income from investment operations:
Net investment income (loss)	0.13		0.10		0.11		0.06
Net realized and unrealized gain (loss) on investments	1.05		1.14		(2.05)		1.08

Total Income (loss) From Investment Operations	1.18		1.24		(1.94)		1.14

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.13)		(0.10)		(0.10)		(0.06)
Distributions to shareholders from net realized gain	-		-		(0.08)		-

Total Distributions	(0.13)		(0.10)		(0.18)		(0.06)

Redemption fee proceeds [1]	-		-		-		-

Net asset value, end of period	$11.15		$10.10		$8.96		$11.08

Total return [2]	11.75%		13.88%		(17.65)%		11.44%
Portfolio turnover	17%		18%		20%		16%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$20		$19		$19		$24
Ratio of expenses to average net assets	1.15%	[3]	1.15%	[3]	1.15%	[3]	1.15%	[3]
Ratio of gross expenses to average net assets	2.07%		2.19%		1.79%		2.00%
Ratio of net investment income (loss) to average net assets	1.24%		1.09%		1.03%		0.84%

1 Based on average shares outstanding.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,								For the Period April 1, 2020 (commencement of operations) through July 31, 2020
	2024		2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$13.89		$13.79		$ 19.06		$15.28		$10.00

Income from investment operations:
Net investment income (loss)	(0.02)		(0.03)		(0.10)		(0.12)		(0.02)
Net realized and unrealized gain (loss) on investments	2.11		0.13		(4.45)		4.54		5.30

Total Income (loss) From Investment Operations	2.09		0.10		(4.55)		4.42		5.28

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.00)	[1]	-		-		-		-
Distributions to shareholders from net realized gain	-		-		(0.72)		(0.64)		-

Total Distributions	-		-		(0.72)		(0.64)		-

Redemption fee proceeds [2]	-		-		-		0.00	[1]	-

Net asset value, end of period	$15.98		$13.89		$ 13.79		$19.06		$15.28

Total return [3]	15.06%		0.73%		(24.60)%		28.94%		52.80%
Portfolio turnover	45%		39%		51%		65%		10%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$21		$18		$16		$19		$7
Ratio of expenses to average net assets	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.37%	[4,5]
Ratio of gross expenses to average net assets	2.13%		2.05%		1.99%		2.12%		3.95%
Ratio of net investment income (loss) to average net assets	(0.19)%		(0.25)%		(0.59)%		(0.87)%		(0.94)%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.37% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,								For the Period April 1, 2020 (commencement of operations) through July 31, 2020
	2024		2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$13.98		$13.85		$ 19.12		$15.29		$10.00

Income from investment operations:
Net investment income (loss)	0.02		(0.00)	[1]	(0.06)		(0.10)		(0.02)
Net realized and unrealized gain (loss) on investments	2.13		0.13		(4.46)		4.57		5.31

Total Income (loss) From Investment Operations	2.15		0.13		(4.52)		4.47		5.29

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.02)		-		(0.03)		-		-
Distributions to shareholders from net realized gain	-		-		(0.72)		(0.64)		-

Total Distributions	(0.02)		-		(0.75)		(0.64)		-

Redemption fee proceeds [2]	-		-		-		-		-

Net asset value, end of period	$16.11		$13.98		$ 13.85		$19.12		$15.29

Total return [3]	15.37%		0.94%		(24.39)%		29.25%		52.90%
Portfolio turnover	45%		39%		51%		65%		10%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$15		$16		$13		$19		$12
Ratio of expenses to average net assets	1.15%	[4]	1.15%	[4]	1.15%	[4]	1.15%	[4]	1.12%	[4,5]
Ratio of gross expenses to average net assets	1.56%		1.53%		1.40%		1.43%		2.89%
Ratio of net investment income (loss) to average net assets	0.06%		0.02%		(0.37)%		(0.62)%		(0.61)%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.12% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2024	2023	2022		2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$ 8.16	$ 7.39	$ 9.29		$ 7.28		$ 7.74

Income from investment operations:
Net investment income (loss)	0.19	0.21	0.16		0.19		0.08
Net realized and unrealized gain (loss) on investments	1.08	0.76	(1.95)		1.94		(0.33)

Total Income (loss) From Investment Operations	1.27	0.97	(1.79)		2.13		(0.25)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.18)	(0.20)	(0.11)		(0.12)		(0.21)
Distributions to shareholders from net realized gain	-	-	-		-		-

Total Distributions	(0.18)	(0.20)	(0.11)		(0.12)		(0.21)

Redemption fee proceeds [1]	-	-	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$ 9.25	$ 8.16	$ 7.39		$ 9.29		$ 7.28

Total return	15.59%	13.17%	(19.23)%		29.34%		(3.49)%
Portfolio turnover	89%	90%	88%		88%		98%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$187	$171	$201		$292		$397
Ratio of expenses to average net assets	1.31%	1.33%	1.34%		1.37%		1.36%	[3,4]
Ratio of gross expenses to average net assets	1.31%	1.33%	1.34%		1.37%		1.38%
Ratio of net investment income (loss) to average net assets	1.93%	1.75%	1.40%		1.32%		0.93%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.36% for the year ended July 31, 2020.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2024	2023	2022		2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$ 8.02	$ 7.30	$ 9.19		$7.23		$ 7.69

Income from investment operations:
Net investment income (loss)	0.18	0.16	0.16		0.16		0.09
Net realized and unrealized gain (loss) on investments	1.10	0.82	(1.89)		1.99		(0.30)

Total Income (loss) From Investment Operations	1.28	0.98	(1.73)		2.15		(0.21)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.23)	(0.26)	(0.16)		(0.19)		(0.25)
Distributions to shareholders from net realized gain	-	-	-		-		-

Total Distributions	(0.23)	(0.26)	(0.16)		(0.19)		(0.25)

Redemption fee proceeds [1]	-	-	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$ 9.07	$ 8.02	$ 7.30		$9.19		$ 7.23

Total return	16.06%	13.66%	(18.88)%		29.80%		(3.05)%
Portfolio turnover	89%	90%	88%		88%		98%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$411	$407	$525		$636		$473
Ratio of expenses to average net assets	0.96%	0.92%	0.89%		0.91%		0.95%	[3]
Ratio of gross expenses to average net assets	0.96%	0.92%	0.89%		0.91%		0.95%
Ratio of net investment income (loss) to average net assets	2.29%	2.11%	1.91%		1.79%		1.33%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.95% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2024	2023	2022	2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$ 8.03	$ 7.30	$ 9.20	$7.23		$ 7.70

Income from investment operations:
Net investment income (loss)	0.19	0.19	0.16	0.11		0.12
Net realized and unrealized gain (loss) on investments	1.09	0.79	(1.90)	2.04		(0.35)

Total Income (loss) From Investment Operations	1.28	0.98	(1.74)	2.15		(0.23)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.22)	(0.25)	(0.16)	(0.18)		(0.24)
Distributions to shareholders from net realized gain	-	-	-	-		-

Total Distributions	(0.22)	(0.25)	(0.16)	(0.18)		(0.24)

Redemption fee proceeds [1]	-	-	-	0.00	[2]	-

Net asset value, end of period	$ 9.09	$ 8.03	$ 7.30	$9.20		$ 7.23

Total return	16.02%	13.67%	(19.01)%	29.88%		(3.28)%
Portfolio turnover	89%	90%	88%	88%		98%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$219	$256	$528	$627		$174
Ratio of expenses to average net assets	0.97%	0.96%	0.95%	0.98%		1.06%	[3]
Ratio of gross expenses to average net assets	0.97%	0.96%	0.95%	0.98%		1.06%
Ratio of net investment income (loss) to average net assets	2.26%	2.09%	1.87%	1.82%		1.26%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.06% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2024

1. ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises five separate series: Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Domini International Opportunities Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value.

On July 26, 2024, the Class A shares of the Domini Impact Equity Fund and Domini Impact International Fund converted into each Fund’s respective Investor shares with the same relative aggregate net asset value as the original shares held immediately prior to such conversion. Prior to this conversion, the Class A shares were sold with a front-end sales charge (load) of up to 4.75%.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. The net asset value (or NAV) of each class of shares of each Fund is determined as of the scheduled close of regular trading on the NYSE, normally 4 p.m., Eastern Time, on each day the NYSE is open for trading.

Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ‘NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

When a market price is not available, or when Domini Impact Investments LLC (Domini), the Funds’ valuation designee, has reason to believe that the price does not represent market realities, the securities will be valued using fair value methods.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Domini generally will apply adjusted prices provided by an independent pricing service for foreign securities held by the Domini International Opportunities Fund, Domini Sustainable Solutions Fund, and Domini Impact International Equity Fund in an effort to reflect valuation changes through the close of the NYSE.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$86,800,961	$-	$-	$86,800,961
Consumer Discretionary	111,521,369	-	-	111,521,369
Consumer Staples	66,360,287	-	-	66,360,287
Financials	139,876,123	-	-	139,876,123
Health Care	144,411,802	-	-	144,411,802
Industrials	84,477,562	-	-	84,477,562
Information Technology	405,503,902	-	-	405,503,902
Materials	26,624,550	-	-	26,624,550
Real Estate	27,509,595	-	-	27,509,595
Utilities	5,714,266	-	-	5,714,266

Total	$1,098,800,417	$-	$-	$1,098,800,417

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

The following is a summary of the inputs used by the Domini International Opportunities Fund, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$-	$1,032,062	$-	$1,032,062
Austria	-	71,365	-	71,365
Belgium	10,866	92,251	-	103,117
Brazil	147,180	-	-	147,180
Canada	86,735	-	-	86,735
China	-	156,106	-	156,106
Denmark	-	1,644,657	-	1,644,657
Finland	-	197,187	-	197,187
France	-	1,844,579	-	1,844,579
Germany	-	2,240,297	-	2,240,297
Hong Kong	-	435,216	-	435,216
Ireland	-	82,307	-	82,307
Italy	-	344,117	-	344,117
Japan	-	4,443,115	-	4,443,115
Luxembourg	-	22,083	-	22,083
Netherlands	-	1,910,066	-	1,910,066
New Zealand	28,517	13,420	-	41,937
Norway	-	114,235	-	114,235
Singapore	-	254,285	-	254,285
Spain	-	923,528	-	923,528
Sweden	22,554	787,364	-	809,918
Switzerland	-	2,082,817	-	2,082,817
United Kingdom	-	2,470,532	-	2,470,532
United States	1,340,485	1,191,882	-	2,532,367

Total	$1,636,337	$22,353,471	$-	$23,989,808

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$650,314	$-	$-	$650,314
Consumer Discretionary	2,041,390	725,317	-	2,766,707
Consumer Staples	487,021	756,364	-	1,243,385
Financials	1,295,139	2,725,525	-	4,020,664
Health Care	4,796,626	1,674,904	-	6,471,530
Industrials	4,580,711	6,569,991	-	11,150,702
Information Technology	9,357,063	-	-	9,357,063

Total	$23,208,264	$12,452,101	$-	$35,660,365

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$-	$39,911,923	$-	$39,911,923
Austria	-	1,249,351	-	1,249,351
Belgium	-	10,145,297	-	10,145,297
Brazil	4,818,893	-	-	4,818,893
China	-	13,861,372	-	13,861,372
Denmark	-	47,397,983	-	47,397,983
Finland	-	9,722,181	-	9,722,181
France	-	63,163,105	-	63,163,105
Germany	-	44,896,967	-	44,896,967
Hong Kong	-	12,094,812	-	12,094,812
Hungary	2,859,739	-	-	2,859,739
India	-	949,564	-	949,564
Ireland	8,714,426	-	-	8,714,426
Israel	3,169,020	-	-	3,169,020
Italy	-	16,454,469	-	16,454,469
Japan	-	166,822,128	-	166,822,128
Mexico	2,809,495	-	-	2,809,495
Netherlands	-	38,634,559	-	38,634,559
Norway	-	2,522,459	-	2,522,459
Poland	-	6,950,543	-	6,950,543
Singapore	-	18,535,672	-	18,535,672
South Africa	4,157,617	-	-	4,157,617
South Korea	-	14,571,748	-	14,571,748
Spain	-	37,028,034	-	37,028,034
Sweden	508,423	13,412,007	-	13,920,430
Switzerland	-	76,069,707	-	76,069,707
Taiwan	-	3,538,594	-	3,538,594
Thailand	-	950,321	-	950,321
Turkey	1,830,585	-	-	1,830,585
United Kingdom	2,053,463	92,004,190	-	94,057,653
United States	3,507,537	40,582,134	-	44,089,671

Total	$34,429,198	$771,469,120	$-	$805,898,318

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities, they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

As of July 31, 2024, open foreign currency spot contracts were as follows:

Domini Impact Equity Fund	$-
Domini International Opportunities Fund	-
Domini Sustainable Solutions Fund	-
Domini Impact International Equity Fund	5,662,109

(D) Investment Transactions, Investment Income and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini Impact Equity Fund are usually declared and paid quarterly from net investment income. Dividends to shareholders of the Domini International Opportunities Fund, the Domini Sustainable Solutions Fund and the Domini Impact International Equity Fund are usually declared and paid semiannually from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(E) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of July 31, 2024, tax years 2020 through 2023 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Funds. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Funds’ Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

(G) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

(H) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini to serve as investment manager and administrator. Domini is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.20% of the first $2 billion of net assets managed,
0.19% of the next $1 billion of net assets managed, and
0.18% of net assets managed in excess of $3 billion

Domini International Opportunities Fund	0.85% of the first $2 billion of net assets managed,
0.83% of the next $1 billion of net assets managed, and
0.80% of the net assets managed in excess of $3 billion

Domini Sustainable Solutions Fund	0.85% of the first $500 million of net assets managed,
0.83% of the next $500 million of net assets managed, and,
0.80% of net assets managed in excess of $1 billion

Domini Impact International Equity Fund	0.96% of the first $250 million of net assets managed,
0.88% of the next $250 million of net assets managed, and
0.785% of net assets managed in excess of $500 million

Pursuant to a Sponsorship Agreement (with respect to the Domini Impact Equity Fund) Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini under the Management Agreement, Domini answers questions from the general public and the media regarding the securities holdings of the Fund. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Fund at the annual rate below of the respective Fund’s average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2023, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses of the Funds (excluding brokerage fees and commissions, “interest, taxes” and other extraordinary expenses) until November 30, 2024, absent an earlier modification as mutually agreed

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

to by the Adviser and Board of Trustees which oversees the Fund, in order to limit the annual operating expenses of each share class, net of applicable waivers and reimbursements, as follows:

Domini Impact Equity Fund Investor Shares	1.09%
Domini Impact Equity Fund Class A Shares[1]	1.09%
Domini Impact Equity Fund Institutional Shares	0.74%
Domini Impact Equity Fund Class Y Shares	0.80%
Domini International Opportunities Fund Investor Shares	1.40%
Domini International Opportunities Fund Institutional Shares	1.15%
Domini Sustainable Solutions Fund Investor Shares	1.40%
Domini Sustainable Solutions Fund Institutional Shares	1.15%
Domini Impact International Equity Fund Class A Shares[1]	1.40%
Domini Impact International Equity Fund Class Y Shares	1.12%

1 On July 26, 2024, Class A shares converted into the Fund’s Investor shares.

For the year ended July 31, 2024, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED

Domini Impact Equity Fund	$-	$30,520
Domini International Opportunities Fund	-	270,298
Domini Sustainable Solutions Fund	-	151,161
Domini Impact International Equity Fund	-	11,863

As of July 31, 2024, Domini owned less than 2% of any class of the outstanding shares of each Fund.

(B) Submanager. SSGA Funds Management, Inc. (“SSGA”) provides investment submanagement services to the Domini Impact Equity Fund, Domini International Opportunities Fund, and Domini Sustainable Solutions Fund on a day-to day basis pursuant to a Submanagement Agreement with Domini. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment submanagement services to the Domini Impact International Equity Fund on a day-to day basis pursuant to a Submanagement Agreement with Domini. The fees for submanagement services are paid by the adviser and are not an incremental Fund expense. For the year ended July 31, 2024, the fees received by each Fund’s submanager were as follows:

Domini Impact Equity Fund	$250,028
Domini International Opportunities Fund	175,000
Domini Sustainable Solutions Fund	175,000
Domini Impact International Equity Fund	3,284,783

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares and Class A shares. For the year ended July 31, 2024, fees waived were as follows:

FEES WAIVED
Domini Impact Equity Fund Class A Shares[1]	$15,576
Domini International Opportunities Fund Investor Shares	9,091
Domini Sustainable Solutions Fund Investor Shares	46,638
Domini Impact International Equity Fund Class A Shares[1]	7,839

1 On July 26, 2024, Class A shares converted into the Fund’s Investor shares.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

DSIL, the Funds’ Distributor, retained front-end sales charges, net of commissions paid to unaffiliated brokers/dealers, related to the sale of Class A shares. Front-end sales charges do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of Fund shares prior to investment. For the period ended July 26, 2024, DSIL retained sales charges of $244, and $158 from the Domini Impact Equity Fund Class A Shares and the Domini Impact International Equity Fund Class A shares, respectively.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Funds and their shareholders, which services were previously provided by the former transfer agent for the funds or another fulfillment and mail service provider and are supplemental to services currently provided by Ultimus Fund Solutions, LLC (“Ultimus”), pursuant to a master services agreement between each Fund and Ultimus. Ultimus acts as the transfer agent and provides certain shareholder servicing for the Funds. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the year ended July 31, 2024, there were no fees waived.

(E) Trustees and Officers. Each of the Independent Trustees receive an annual retainer for serving as a Trustee of the Trust of $35,000. The Lead Independent Trustee, Nominating Committee Chair and Chair of the Audit Committee receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $1,000 for attendance at each regular, quarterly meeting of the Board of the Trust. In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of July 31, 2024, all Trustees and officers of the Trust as a group owned less than 1% of each Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the year ended July 31, 2024, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Impact Equity Fund	$92,737,111	$132,706,616
Domini International Opportunities Fund	3,835,609	3,985,165
Domini Sustainable Solutions Fund	14,518,297	16,315,214
Domini Impact International Equity Fund	696,267,189	814,855,524

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

5. SHARES OF BENEFICIAL INTEREST

At July 31, 2024, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Funds’ shares were as follows:

	Year Ended July 31,
	2024		2023
	Shares	Amount	Shares	Amount

Domini Impact Equity Fund

Investor Shares
Shares sold	514,666	$16,819,022	551,899	$15,313,593
Shares issued in reinvestment of dividends and distributions	236,871	7,767,105	523,229	14,165,399
Shares converted[1]	185,240	6,783,274	-	-
Shares redeemed	(1,860,767)	(61,179,470)	(2,058,545)	(57,362,040)

Net decrease	(923,990)	$(29,810,069)	(983,417)	$(27,883,048)

Class A Shares
Shares sold	1,008	$32,932	7,389	$206,203
Shares issued in reinvestment of dividends and distributions	1,446	47,129	3,790	102,339
Shares converted[1]	(186,009)	(6,783,274)	-	-
Shares redeemed	(16,063)	(506,411)	(32,539)	(901,208)

Net decrease	(199,618)	$(7,209,624)	(21,360)	$(592,666)

Institutional Shares
Shares sold	321,562	$10,583,259	410,659	$11,102,556
Shares issued in reinvestment of dividends and distributions	39,656	1,287,478	74,735	2,010,574
Shares redeemed	(561,863)	(18,663,697)	(543,164)	(14,727,494)

Net decrease	(200,645)	$(6,792,960)	(57,770)	$(1,614,364)

Class Y Shares
Shares sold	280,998	$9,125,693	77,747	$2,121,250
Shares issued in reinvestment of dividends and distributions	5,566	182,146	8,222	221,673
Shares redeemed	(142,431)	(4,412,345)	(43,796)	(1,216,628)

Net increase	144,133	$4,895,494	42,173	$1,126,295

Total
Shares sold	1,118,234	$36,560,906	1,047,694	$28,743,602
Shares issued in reinvestment of dividends and distributions	283,539	9,283,858	609,976	16,499,985
Shares converted	(769)	-	-	-
Shares redeemed	(2,581,124)	(84,761,923)	(2,678,044)	(74,207,370)

Net decrease	(1,180,120)	$(38,917,159)	(1,020,374)	$(28,963,783)

1 On July 26, 2024, Class A shares converted into the Fund’s Investor shares.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

	Year Ended July 31,
	2024		2023
	Shares	Amount	Shares	Amount

Domini International Opportunities Fund

Investor Shares
Shares sold	87,610	$898,772	42,113	$391,759
Shares issued in reinvestment of dividends and distributions	3,270	35,736	2,626	25,784
Shares redeemed	(21,537)	(222,673)	(20,490)	(176,902)

Net increase	69,343	$711,835	24,249	$240,641

Institutional Shares
Shares sold	8,907	$96,399	5,760	$55,009
Shares issued in reinvestment of dividends and distributions	22,960	247,818	19,969	195,470
Shares redeemed	(160,527)	(1,706,844)	(186,600)	(1,681,650)

Net decrease	(128,660)	$(1,362,627)	(160,871)	$(1,431,171)

Total
Shares sold	96,517	$995,171	47,873	$446,768
Shares issued in reinvestment of dividends and distributions	26,230	283,554	22,595	221,254
Shares redeemed	(182,064)	(1,929,517)	(207,090)	(1,858,552)

Net decrease	(59,317)	$(650,792)	(136,622)	$(1,190,530)

	Year Ended July 31,
	2024		2023
	Shares	Amount	Shares	Amount

Domini Sustainable Solutions Fund

Investor Shares
Shares sold	195,526	$2,848,841	202,826	$2,665,318
Shares issued in reinvestment of dividends and distributions	201	3,268	-	-
Shares redeemed	(130,575)	(1,882,462)	(103,518)	(1,358,190)

Net increase	65,152	$969,647	99,308	$1,307,128

Institutional Shares
Shares sold	2,525	$36,500	307,377	$4,122,157
Shares issued in reinvestment of dividends and distributions	1,025	16,816	-	-
Shares redeemed	(179,744)	(2,654,574)	(100,633)	(1,334,064)

Net increase (decrease)	(176,194)	$(2,601,258)	206,744	$2,788,093

Total
Shares sold	198,051	$2,885,341	510,203	$6,787,475
Shares issued in reinvestment of dividends and distributions	1,226	20,084	-	-
Shares redeemed	(310,319)	(4,537,036)	(204,151)	(2,692,254)

Net increase (decrease)	(111,042)	$(1,631,611)	306,052	$4,095,221

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

	Year Ended July 31,
	2024		2023
	Shares	Amount	Shares	Amount

Domini Impact International Equity Fund

Investor Shares
Shares sold	2,156,062	$18,406,391	2,623,085	$19,237,274
Shares issued in reinvestment of dividends and distributions	325,279	2,929,132	479,546	3,701,571
Shares converted[1]	978,791	8,934,795	-	-
Shares redeemed	(4,146,742)	(35,342,998)	(9,313,414)	(68,347,622)

Net decrease	(686,610)	$(5,072,680)	(6,210,783)	$(45,408,777)

Class A Shares
Shares sold	94,871	$866,330	217,893	$1,726,830
Shares issued in reinvestment of dividends and distributions	15,060	148,062	24,849	206,482
Shares converted[1]	(909,746)	(8,934,795)	-	-
Shares redeemed	(327,845)	(3,026,674)	(1,003,589)	(7,955,641)

Net decrease	(1,127,660)	$(10,947,077)	(760,847)	$(6,022,329)

Institutional Shares
Shares sold	4,939,974	$41,107,849	10,870,034	$78,209,207
Shares issued in reinvestment of dividends and distributions	873,414	7,606,283	1,334,355	10,064,963
Shares redeemed	(11,158,339)	(92,734,678)	(33,454,953)	(244,554,818)

Net decrease	(5,344,951)	$(44,020,546)	(21,250,564)	$(156,280,648)

Class Y Shares
Shares sold	3,196,136	$26,526,781	10,917,784	$79,578,317
Shares issued in reinvestment of dividends and distributions	565,987	4,949,763	1,221,504	9,190,040
Shares redeemed	(11,459,893)	(91,447,590)	(52,661,225)	(386,908,466)

Net decrease	(7,697,770)	$(59,971,046)	(40,521,937)	$(298,140,109)

Total
Shares sold	10,387,043	$86,907,351	24,628,796	$178,751,628
Shares issued in reinvestment of dividends and distributions	1,779,740	15,633,240	3,060,254	23,163,056
Shares converted	69,045	-	-	-
Shares redeemed	(27,092,819)	(222,551,940)	(96,433,181)	(707,766,547)

Net decrease	(14,856,991)	$(120,011,349)	(68,744,131)	$(505,851,863)

1 On July 26, 2024, Class A shares converted into the Fund’s Investor shares.

6. FEDERAL TAX STATUS

The tax basis of the components of net assets for the Funds at July 31, 2024, are as follows:

	Domini Impact Equity Fund	Domini International Opportunities Fund	Domini Sustainable Solutions Fund	Domini Impact International Equity Fund

Undistributed Ordinary Income	$216,481	$94,666	$-	$13,140,020
Undistributed capital gains	40,740,789	-	-	-
Unrealized appreciation/(depreciation)	550,881,723	3,668,895	9,626,181	134,162,486
Capital losses, other losses and other temporary differences	-	(1,573,611)	(4,540,079)	(128,466,962)
Late year ordinary and post Oct capital loss deferrals	-	-	(19,902)	-

Distributable net earnings/(deficit)	$591,838,993	$2,189,950	$5,066,200	$18,835,544

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2024, the Domini International Opportunities Fund had a short-term capital loss carryover of $72,523 and long-term capital loss carryover of $1,501,088 and the Domini Sustainable Solutions Fund had a short-term capital loss carryover of $4,540,079 and the Domini Impact International Equity Fund had a short-term capital loss carryover of $122,671,129 and long-term capital loss carryover of $5,795,833.

Permanent book and tax differences could result from distributions in excess of income, however such amounts, if any, would have no effect on net assets.

For the year ended July 31, 2024, the Domini Sustainable Solutions Fund reclassified $27,124 to distributable earnings from paid in capital to align financial reporting and tax reporting.

For tax purposes, the Funds may elect to defer any portion of a post October capital loss deferral or late year ordinary loss to the first day of the following fiscal year. At July 31, 2024, the Domini Sustainable Solutions Fund had deferred post October capital losses of $19,902.

For federal income tax purposes, dividends paid were characterized as follows:

	Domini Impact Equity Fund		Domini International Opportunities Fund		Domini Sustainable Solutions Fund		Domini Impact International Equity Fund
	Year Ended July 31,		Year Ended July 31,		Year Ended July 31,		Year Ended July 31,
	2024	2023	2024	2023	2024	2023	2024	2023
Ordinary income	$4,164,953	$4,186,630	$284,344	$221,464	$21,164	$-	$19,676,202	$29,109,791
Long-term capital gain	6,094,939	13,820,942	-	-	-	-	-	-

Total	$10,259,892	$18,007,572	$284,344	$221,464	$21,164	$-	$19,676,202	$29,109,791

The Funds are subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

7. SUBSEQUENT EVENTS

Effective August 1, 2024, each of the Independent Trustees will receive an annual retainer for serving as a Trustee of the Trust of $39,000.

Effective August 1, 2024, the Board of Trustees of the Domini Investment Trust approved a reduction in the management fee rate payable by the Domini Impact International Equity Fund (the “Fund”). For managing the Fund, Domini will receive fees at the following rates: 0.94% of the first $250 million of net assets managed, 0.83% of the next $250 million, 0.75% of the next $250 million of net assets managed, 0.73% of the next $250 million of net assets managed, and 0.70% of net assets managed in excess of $1 billion.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

8. OTHER RISKS

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Market Risk. For each Domini Fund, the market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, political instability, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by a Fund fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of a Fund’s investments may be negatively affected.

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees

Domini Investment Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, and Domini Impact International Equity Fund, each a series of Domini Investment Trust (the Funds), including the portfolios of investments, as of July 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Domini investment companies since 1993.

Boston, Massachusetts

September 26, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2024

Domini Impact Bond Fund
ASSETS
Investments, at value (cost $291,026,318)	$274,515,543
Cash	1,026,193
Foreign currency, at value (cost $284,374)	283,869
Receivable for securities sold	27,640,938
Interest receivable	1,731,767
Collateral on certain derivative contracts	1,210,000
Premium paid for swap contracts	184,568
Receivable for variation margin swaps	441,032
Receivable for capital shares	60,069
Cash held at other banks (cost $1,691,744)	1,691,716
Unrealized appreciation on forward currency contracts	16,107

Total assets	308,801,802

LIABILITIES
Payable for securities purchased	62,725,683
Payable for capital shares	256,674
Payable for variation margin swaps	923,694
Cash due to broker (cost $34,998)	35,002
Premium received for swap contracts	1,281,051
Management fee payable	115,763
Distribution fee payable	16,970
Other accrued expenses	13,343
Dividend payable	63,938
Payable for variation margin futures	4,498
Unrealized depreciation on OTC swap contracts	6,018
Unrealized depreciation on forward currency contracts	53,606

Total liabilities	65,496,240

NET ASSETS	$243,305,562

NET ASSETS CONSISTS OF
Paid-in capital	$276,112,143
Total distributable earnings (loss)	(32,806,581)

NET ASSETS	$243,305,562

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	114,930,713

Outstanding shares of beneficial interest	11,283,964

Net asset value and offering price per share	$10.19

Institutional Shares
Net assets	100,143,891

Outstanding shares of beneficial interest	9,902,218

Net asset value and offering price per share	$10.11

Class Y Shares
Net assets	28,230,958

Outstanding shares of beneficial interest	2,769,307

Net asset value and offering price per share	$10.19

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2024

Domini Impact Bond Fund
INCOME
Interest income	$8,666,067

Investment Income	8,666,067

EXPENSES
Management fee	726,278
Administrative fee	568,475
Distribution fees – Investor Shares	279,976
Transfer agent fees – Investor Shares	166,443
Transfer agent fees – Institutional Shares	1,451
Transfer agent fees – Class Y Shares	23,910
Custody and accounting fees	127,028
Professional fees	86,041
Registration fees – Investor Shares	21,895
Registration fees – Institutional Shares	22,705
Registration fees – Class Y Shares	20,775
Shareholder communication fees	25,227
Miscellaneous	87,192
Trustees fees	20,800
Shareholder service fees – Investor Shares	9,314
Shareholder service fees – Institutional Shares	147
Shareholder service fees – Class Y Shares	24

Total expenses	2,187,681
Fees waived and expenses reimbursed	(537,308)

Net expenses	1,650,373

NET INVESTMENT INCOME (LOSS)	7,015,694

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(3,622,851)
Swap contracts	1,627,137
Futures contracts	146,439
Foreign currency	100,678
Forward contracts	45,774

Net realized gain (loss)	(1,702,823)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	9,378,627
Swap contracts	(198,904)
Futures contracts	(135,120)
Forward contracts	9,714
Translation of assets and liabilities in foreign currencies	215

Net change in unrealized appreciation (depreciation)	9,054,532

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,351,709

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,367,403

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2024	Year Ended July 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,015,694	$5,711,699
Net realized gain (loss)	(1,702,823)	(7,268,377)
Net change in unrealized appreciation (depreciation)	9,054,532	(7,396,051)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,367,403	(8,952,729)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(3,254,417)	(3,168,244)
Institutional Shares	(2,887,270)	(2,478,308)
Class Y Shares	(795,941)	(563,125)

Net Decrease in Net Assets from Distributions	(6,937,628)	(6,209,677)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	54,293,269	58,419,775
Net asset value of shares issued in reinvestment of distributions and dividends	6,193,436	5,592,327
Payments for shares redeemed	(46,589,262)	(70,160,576)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	13,897,443	(6,148,474)

Total Increase (Decrease) in Net Assets	21,327,218	(21,310,880)

NET ASSETS
Beginning of period	$221,978,344	$243,289,224

End of period	$243,305,562	$221,978,344

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2024		2023		2022		2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$ 9.87		$10.51		$ 12.04		$12.49		$ 11.46

Income from investment operations:
Net investment income (loss)	0.29		0.24		0.16		0.18		0.22
Net realized and unrealized gain (loss) on investments	0.32		(0.62)		(1.41)		(0.05)		1.04

Total Income (loss) From Investment Operations	0.61		(0.38)		(1.25)		0.13		1.26

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.29)		(0.26)		(0.17)		(0.18)		(0.23)
Distributions to shareholders from net realized gain	-		(0.00)	[1]	(0.11)		(0.40)		-

Total Distributions	(0.29)		(0.26)		(0.28)		(0.58)		(0.23)

Redemption fee proceeds [2]	-		-		0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$10.19		$9.87		$10.51		$12.04		$12.49

Total return	6.29%		(3.56)%		(10.53)%		1.06%		11.09%
Portfolio turnover	258%		278%		383%		378%		469%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$115		$116		$133		$151		$144
Ratio of expenses to average net assets	0.87%	[3]	0.87%	[3]	0.87%	[3]	0.87%	[3]	0.86%	[3,4]
Ratio of gross expenses to average net assets	1.15%		1.13%		1.08%		1.10%		1.15%
Ratio of net investment income (loss) to average net assets	2.94%		2.41%		1.47%		1.47%		1.84%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.86% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2024		2023		2022		2021		2020
For a share outstanding for the period:
Net asset value, beginning of period	$ 9.80		$10.43		$ 11.96		$12.41		$ 11.38

Income from investment operations:
Net investment income (loss)	0.32		0.27		0.20		0.23		0.25
Net realized and unrealized gain (loss) on investments	0.30		(0.61)		(1.42)		(0.07)		1.04

Total Income (loss) From Investment Operations	0.62		(0.34)		(1.22)		0.16		1.29
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.31)		(0.29)		(0.20)		(0.21)		(0.26)
Distributions to shareholders from net realized gain	-		(0.00)	[1]	(0.11)		(0.40)		-

Total Distributions	(0.31)		(0.29)		(0.31)		(0.61)		(0.26)

Redemption fee proceeds [2]	-		-		-		0.00	[1]	0.00	[1]

Net asset value, end of period	$10.11		$9.80		$10.43		$11.96		$12.41

Total return	6.53%		(3.22)%		(10.34)%		1.35%		11.49%
Portfolio turnover	258%		278%		383%		378%		469%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$100		$84		$93		$91		$46
Ratio of expenses to average net assets	0.57%	[3]	0.57%	[3]	0.57%	[3]	0.57%	[3]	0.56%	[3,4]
Ratio of gross expenses to average net assets	0.75%		0.74%		0.72%		0.73%		0.74%
Ratio of net investment income (loss) to average net assets	3.25%		2.71%		1.74%		1.72%		2.13%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Reflects a waiver of fees by the Manager of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.56% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,						For the Period June 1, 2021 (commencement of operations) through July 31, 2021
	2024		2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$ 9.88		$10.52		$ 12.05		$11.85

Income from investment operations:
Net investment income (loss)	0.32		0.27		0.19		0.03
Net realized and unrealized gain (loss) on investments	0.30		(0.63)		(1.41)		0.20

Total Income (loss) From Investment Operations	0.62		(0.36)		(1.22)		0.23
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.31)		(0.28)		(0.20)		(0.03)
Distributions to shareholders from net realized gain	-		(0.00)	[1]	(0.11)		-

Total Distributions	(0.31)		(0.28)		(0.31)		(0.03)

Redemption fee proceeds	-		-		-		-

Net asset value, end of period	$10.19		$9.88		$10.52		$12.05

Total return [2]	6.41%		(3.35)%		(10.32)%		1.93%
Portfolio turnover	258%		278%		383%		378%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$28		$23		$18		$11
Ratio of expenses to average net assets	0.65%	[3]	0.65%	[3]	0.65%	[3]	0.65%	[3]
Ratio of gross expenses to average net assets	0.90%		0.91%		0.96%		1.03%
Ratio of net investment income (loss) to average net assets	3.17%		2.65%		1.74%		1.36%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2024

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account observable inputs such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by Domini, the Fund’s valuation designee.

Effective September 8, 2022, Domini was designated as the Fund’s valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:

Long Term Investments in Securities:
Mortgage Backed Securities	$-	$116,327,900	$-	$116,327,900
Corporate Bonds and Notes	-	65,813,357	-	65,813,357
U.S. Government Agency Obligations	-	60,574,528	-	60,574,528
Municipal Bonds	-	11,441,187	-	11,441,187
Asset Backed Securities	-	8,997,181	-	8,997,181
Senior Floating Rate Interests	-	5,338,350	-	5,338,350
Foreign Government & Agency Securities	-	5,253,187	-	5,253,187
Convertible Bonds	-	769,853	-	769,853

Total Long Term Investments	$-	$274,515,543	$-	$274,515,543

Total Investment in Securities	$-	$274,515,543	$-	$274,515,543

Other Financial Instruments:
Forward Currency Contracts	-	16,107	-	16,107
Interest Rate Swap – CCP-	-	441,032	-	441,032

Total Other Financial Instruments	$-	$457,139	$-	$457,139

Liabilities:

Other Financial Instruments:
Forward Currency Contracts	-	(53,606)	-	(53,606)
Futures	(39,275)	-	-	(39,275)
Interest Rate Swap – CCP	-	(923,694)	-	(923,694)
Interest Rate Swap – OTC	-	(6,018)	-	(6,018)

Total Other Financial Instruments	$(39,275)	$(983,318)	$-	$(1,022,593)

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Fund does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Fund purchases or sells foreign securities it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The Fund had no outstanding open foreign currency spot contracts as of July 31, 2024.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery. The Fund establishes a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis.

(E) TBA Purchase and Forward Sale Commitments. The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. Income on these securities will not be earned until settlement date.

(F) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(G) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific number of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The Fund had no purchased option contracts outstanding as of July 31, 2024.

(H) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional “variation margin,” based on decrease or increase in the value of the futures contract. Future contracts outstanding at July 31, 2024 are listed in the Fund’s Portfolio of Investments. Amounts pledged, which are considered restricted, are included in cash pledged for future contracts in the Statement of Assets and Liabilities.

(I) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at July 31, 2024 are listed in the Fund’s Portfolio of Investments.

(J) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at July 31, 2024, are listed in the Fund’s Portfolio of Investments.

(K) Credit Default Swap Contracts. The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. The fund had no outstanding OTC and centrally cleared credit default swap contracts as of July 31, 2024.

(L) Upfront Premiums on Swap Contracts. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

(M) Master Agreements. The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

(N) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. The Fund earns income daily, net of Fund expenses. Paydown gains and losses are recorded as an adjustment to interest income. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(O) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of July 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(P) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Fund. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

(Q) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(R) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at the annual rate of the Fund’s average daily net assets before any fee waivers of 0.33% of the first $50 million of net assets managed, 0.32% of the net $50 million of net assets managed, and 0.315% of net assets managed in excess of $100 million.

For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets.

Effective November 30, 2023, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) in order to limit Investor, Institutional, and Class Y share expenses to 0.87%, 0.57%, and 0.65%, respectively, until November 30, 2024, absent an earlier modification by the Board of Trustees which oversee the Fund. For the period ended July 31, 2024, Domini reimbursed expenses totaling $395,474.

As of July 31, 2024, Domini owned less than 1% of any class of the outstanding Shares of the Fund.

(B) Submanager. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment management services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. The fee for submanagement services is paid by the adviser and is not an incremental Fund expense. For the period ended July 31, 2024, the fees received by the Fund’s submanager were $454,780.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the year ended July 31, 2024, fees waived by DSIL for the Investor shares totaled $141,687.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by the former transfer agent for the Fund or another fulfillment and mail service provider and are supplemental to services currently provided by Ultimus Fund Soultions, LLC (“Ultimus”), as transfer agent to the Fund, pursuant to a master services agreement between the Fund and Ultimus. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the year ended July 31, 2024, Domini waived fees as follows:

FEES WAIVED

Domini Impact Bond Fund Investor Shares	$-
Domini Impact Bond Fund Institutional Shares	147
Domini Impact Bond Fund Class Y Shares	-

(E) Trustees and Officers. Each of the Independent Trustees receive an annual retainer for serving as a Trustee of the Trust of $35,000. The Lead Independent Trustee, Nominating Committee Chair and Chair of the Audit Committee each receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $1,000 for attendance at each regular, quarterly meeting of the Board of the Trust. In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of July 31, 2024, all Trustees and officers of the Trust as a group owned less than 1% of the Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the year ended July 31, 2024, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
U.S. Government Securities	$615,349,666	$594,975,929
Investments in Securities	29,975,545	29,782,834

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

5. SHARES OF BENEFICIAL INTEREST

	Year Ended		Year Ended
	July 31, 2024		July 31, 2023
	Shares	Amount	Shares	Amount
Investor Shares
Shares sold	1,540,240	$15,190,100	2,186,781	$21,917,294
Shares issued in reinvestment of dividends and distributions	326,441	3,215,876	315,368	3,126,879
Shares redeemed	(2,283,997)	(22,390,507)	(3,438,502)	(34,166,288)

Net decrease	(417,316)	$(3,984,531)	(936,353)	$(9,122,115)

Institutional Shares
Shares sold	2,780,457	$27,211,549	2,464,354	$24,463,817
Shares issued in reinvestment of dividends and distributions	222,964	2,182,126	193,237	1,902,330
Shares redeemed	(1,660,545)	(16,245,943)	(2,990,990)	(29,436,641)

Net increase (decrease)	1,342,876	$13,147,732	(333,399)	$(3,070,494)

Class Y Shares
Shares sold	1,207,626	$11,891,620	1,203,602	$12,038,664
Shares issued in reinvestment of dividends and distributions	80,617	795,434	56,720	563,118
Shares redeemed	(805,098)	(7,952,812)	(655,626)	(6,557,647)

Net increase	483,145	$4,734,242	604,696	$6,044,135

Total
Shares sold	5,528,323	$54,293,269	5,854,737	$58,419,775
Shares issued in reinvestment of dividends and distributions	630,022	6,193,436	565,325	5,592,327
Shares redeemed	(4,749,640)	(46,589,262)	(7,085,118)	(70,160,576)

Net increase (decrease)	1,408,705	$13,897,443	(665,056)	$(6,148,474)

6. SUMMARY OF DERIVATIVE ACTIVITY

At July 31, 2024, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Receivable for variation margin swaps / Net assets consist of - Total distributable earnings	$441,032	Payable for variation margin swaps / Unrealized depreciation on OTC swap contracts / Payable for variation margin futures / Net assets consist of -Total distributable earnings	$968,987	*

Foreign Exchange Risk	Unrealized appreciation on forward currency contracts/Net assets consist of - Total distributable earnings	$16,107	Unrealized depreciation on forward currency contracts/Net assets consist of - Total distributable earnings	$53,606

Total		$457,139		$1,022,593

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

For the year ended July 31, 2024, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate Risk	Net realized gain (loss) from swap and future contracts/ Net change in unrealized appreciation (depreciation) from swap and future contracts	$1,491,315	$(315,132)

Credit Risk	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from swap contracts	282,261	(18,892)

Foreign Exchange Risk	Net realized gain (loss) from forward contracts/ Net change in unrealized appreciation (depreciation) from forward contracts	45,774	9,714

Total		$1,819,350	$(324,310)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended July 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:

Futures contracts (notional)	$11,636,242
Forward currency contracts (contract amount)	$7,448,478
OTC interest rate swap contracts (notional)	$2,280,000
Centrally cleared interest rate swap contracts (notional)	$102,150,000
Centrally cleared credit default contracts (notional)	$1,947,621

7. FEDERAL TAX STATUS

The tax basis of the components of net assets for the Funds at July 31, 2024, are as follows:

Undistributed Ordinary Income	$465,441
Unrealized appreciation/(depreciation)	(17,061,499)
Capital losses, other losses and other temporary differences	(16,146,585)
Late year ordinary and post Oct capital loss deferrals	-

Distributable net earnings/(deficit)	$(32,742,643)

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2024, the Fund had a short-term capital loss carryover of $9,645,575 and long-term capital loss carryover of $6,501,010.

For tax purposes, the Fund may elect to defer any portion of a Post-October Capital Loss Deferral or Late Year Ordinary Loss to the first day of the following fiscal year. At July 31, 2024, the Fund has no deferred post October capital losses.

For federal income tax purposes, dividends paid were characterized as follows:

	Year Ended July 31,
	2024	2023

Ordinary income	$6,937,628	$6,209,677
Long-term capital gain	-	-

Total	$6,937,628	$6,209,677

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

The Fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

8. SUBSEQUENT EVENTS

Effective August 1, 2024, each of the Independent Trustees will receive an annual retainer for serving as a Trustee of the Trust of $39,000.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Market Risk. For each Domini Fund, the market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, political instability, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by a Fund fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2024

European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of a Fund’s investments may be negatively affected.

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Fund and Board of Trustees

Domini Investment Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Domini Impact Bond Fund, a series of Domini Investment Trust (the Fund), including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Domini investment companies since 1993.

Boston, Massachusetts

September 26, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

THE DOMINI FUNDS

TAX INFORMATION (UNAUDITED)

FOR THE YEAR ENDED JULY 31, 2024

The amount of long-term capital gains paid for the year ended July 31, 2024 was as follows:

Domini Impact Equity Fund	$6,094,939

Domini International Opportunities Fund	-

Domini Sustainable Solutions Fund	-

Domini Impact International Equity Fund	-

Domini Impact Bond Fund	-

For dividends paid from net investment income during the year ended July 31, 2024, the Funds designated the following as Qualified Dividend Income:

Domini Impact Equity Fund	$4,164,953

Domini International Opportunities Fund	351,907

Domini Sustainable Solutions Fund	-

Domini Impact International Equity Fund	22,729,861

Domini Impact Bond Fund	-

Of the ordinary distributions made by the Domini Impact Bond Fund during the fiscal year ended July 31, 2024, 39% has been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

For corporate shareholders, 100% of dividends paid from net investment income for the Domini Impact Equity Fund were eligible for the corporate dividends received deduction.

	Foreign Tax Paid		Foreign Source Income
	TOTAL	PER SHARE	TOTAL	PER SHARE

Domini Impact Equity Fund	$-	$-	$-	$-

Domini International Opportunities Fund	67,563	0.03	610,310	0.28

Domini Sustainable Solutions Fund	-	-	-	-

Domini Impact International Equity Fund	3,053,659	0.03	28,434,279	0.32

Domini Impact Bond Fund	-	-	-	-

The foreign taxes paid or withheld per share represent taxes incurred by the Funds on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

Not Applicable.

PROXY VOTING INFORMATION

A Special Meeting of Shareholders of the Domini Investment Trust (the “Trust”) including its series Domini Impact Equity Fund, the Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund, and Domini Impact Bond Fund, was held on July 24, 2024, to consider the proposal described below. The proposal was approved and all nominees were elected.

The results of the voting at the Special Meeting are as follows:

Domini Investment Trust

1. To elect Trustees of the Trust.

Trustee	Dollars Voted For	% For	Dollars Voted Withheld	% Withheld
Caroline Flammer	$985,275,209	97.27%	$27,651,349	2.73%
Carole M. Laible	$997,771,357	98.50%	$15,155,202	1.50%
Gregory A. Ratliff	$978,643,866	96.62%	$34,282,692	3.38%
John L. Shields	$976,161,788	96.37%	$36,764,770	3.63%

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

Refer to information in Financial Statements.

STATEMENT REGARDING BASIS FOR APPROVAL OF MANAGEMENT AND SUBMANAGEMENT AGREEMENTS

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the fund’s investment management and submanagement agreements. At its meeting held on April 27, 2023, the Board of Trustees (“Board” or “Trustees”) of the Domini Investment Trust (the Trust”), including all of the Independent Trustees, voted to approve the continuance of: (i) the Amended and Restated Management Agreement with Domini Impact Investments LLC (“Domini” or the “Adviser”) for the Domini Impact Equity Fund (the “Equity Fund”), Domini Sustainable Solutions Fund (the “Sustainable Solutions Fund”), Domini International Opportunities Fund (the “International Opportunities Fund”), and Domini Impact International Equity Fund (the “International Equity Fund”), (ii) the Amended and Restated Management Agreement with Domini with respect to the Domini Impact Bond Fund (the “Bond Fund”) (each a “Management Agreement” and collectively, the “Management Agreements”), (iii) the Submanagement Agreements between Domini and SSGA Funds Management, Inc. (“SSGA” or “Subadviser”) with respect to the Equity Fund, the Sustainable Solutions Fund, and International Opportunities Fund, respectively, (iv) the Amended and Restated Submanagement Agreement between Domini and Wellington Management Company LLP (“Wellington Management” or “Subadviser”) with respect to the International Equity Fund, and (v) the Amended and Restated Submanagement Agreement between Domini and Wellington Management with respect to the Bond Fund (each a “Submanagement Agreement” and collectively, the “Submanagement Agreements” and with the Management Agreements, the “Agreements”). The Equity Fund, the Sustainable Solutions Fund, the International Opportunities Fund, the International Equity Fund, and the Bond Fund are each referred to as a “Fund” and collectively, the “Funds.”

Prior to the April 26, 2024, meeting, the Board requested, received, and reviewed written responses from Domini, SSGA, and Wellington Management to questions posed to them on behalf of the Independent Trustees and supporting materials relating to those questions and responses. The Board reviewed and evaluated information, both written and verbal information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the approval of the continuation of the Agreements at the meeting of the Independent Trustees on April 10, 2024. Information provided to the Board at its meetings throughout the year included, among other things, reports on each Fund’s performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other service provided to the Funds by SSGA, Wellington Management, and Domini and their affiliates.

The Board considered the Management Agreements and the Submanagement Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and Subadviser in providing services to the Funds

Throughout the process, the Board had the opportunity to ask questions of and request additional information from Domini, SSGA, and Wellington Management. The Board was assisted by legal counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received memoranda from counsel to the Trust discussing the legal standards for their consideration of the Agreements. The Independent Trustees were advised by and met in executive sessions with their independent legal counsel at which no representatives of management were present to discuss the proposed continuation of the Agreements, including prior to the April 26, 2024, meeting.

In connection with the Board’s consideration of the renewal of the Agreements with respect to each of the Funds, the Board received written materials in advance of the meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Funds by Domini, SSGA, and by Wellington Management; (ii) a description of Domini’s, SSGA’s, and Wellington Management’s investment management and other personnel and their background and experience; (iii) an overview of Domini’s, SSGA’s, and Wellington Management’s operations and financial condition; (iv) a comparison of each Funds’ advisory fee and overall expenses with those of comparable mutual funds selected by ISS Market Intelligence, an independent third party provider of mutual fund data; (v) performance information for comparable mutual funds and for comparatively managed accounts, if any; (vi) the level of profitability from Domini, SSGA, and Wellington Management’s relationships with the Funds; (vii) a description of Domini’s, SSGA’s, and Wellington Management’s brokerage practices (including any soft dollar arrangements); and (viii) Domini’s, SSGA’s, and Wellington Management’s compliance policies and procedures, including policies and procedures for personal securities transactions and with respect to cybersecurity, business continuity and disaster recovery.

In reaching their determination to approve the continuance of the Agreements with respect to each Fund, the Trustees reviewed and evaluated information, both written and oral, and a variety of factors that they believed relevant and appropriate through the exercise of their reasonable business judgment. The Trustees’ determination to continue each of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements, as well as information considered in connection with continuation or initial approval of the Agreements in prior years. In addition to the April 26, 2024, meeting at which continuation of the Agreements was considered, the Independent Trustees met separately on April 10, 2024, and reviewed and discussed such Agreements and information provided to them in connection with the same. The Independent Trustees also met with management, as well as separately with their independent counsel on April 25, 2024, to further review and discuss information in connection with the same.

APPROVAL OF THE MANAGEMENT AGREEMENTS

The primary factors and the conclusions regarding the Management Agreement with respect to each Fund are described below. The Trustees did not identify any particular information or factor that was all-important or controlling, and each Trustee may have weighed certain factors differently. The Trustees noted that the evaluation process with respect to Domini and the Management Agreements is an ongoing one. In evaluating the Management Agreements, the Trustees also took into account their knowledge of

Domini, its services, and the Funds, resulting from the Trustees’ meetings and other information, and interactions in past years, including quarterly performance reports containing reviews of investment results and prior presentations from the Adviser and the submanagers with respect to the Funds. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry).

Throughout the process, the Board asked questions of and requested additional information from management. The Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Management Agreements and discussed the proposed continuation of the Management Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Nature, Quality, and Extent of Services Provided. The Trustees reviewed information and materials provided by Domini related to the Management Agreement with respect to each Fund, including each Management Agreement, Domini’s Form ADV, a description of the firm and its organizational and management structure, its operational history and its legal and regulatory history, the manner in which investment decisions are made and executed, the financial condition of Domini and its ability to provide the services required under the Management Agreements, an overview of the personnel that perform services for the Funds, and Domini’s compliance policies and procedures. The Board also considered Domini’s risk management processes and its policies and procedures with respect to cybersecurity, business continuity and disaster recovery.

The Trustees reviewed the terms of the Management Agreements and considered that, pursuant to each Management Agreement, Domini, subject to the direction of the Board, is responsible for providing advice and guidance with respect to each Fund and for managing the investment of the assets of each Fund, including by engaging and overseeing the activities of each Fund’s submanager. It was noted that, with respect to the Equity Fund, the Sustainable Solutions Fund, and the Internatinonal Opportunities Fund, Domini applies its environmental and social standards to select such Fund’s investments and that SSGA Funds Management, Inc. (“SSGA”), the Fund’s submanager, purchases and sells securities to implement Domini’s selections and for managing the amount of the Fund’s assets to be held in short-term investments. It was noted that, with respect to the International Equity Fund and the Bond Fund, Domini applies its environmental and social standards to a universe of securities provided by Wellington Management Company LLP (“Wellington Management”), such Funds’ submanager, and that Wellington Management provides the day-to-day portfolio management of such Funds, including making purchases and sales of eligible portfolio securities consistent with each such Fund’s investment objective and policies.

The Trustees considered the scope and the quality of the services provided by Domini to each Fund under the respective Management Agreement. They considered the professional experience, tenure, and qualifications of the investment management team and the other senior personnel at Domini who are responsible for the management of the day-to-day operations of the Funds, including but not limited to the oversight and monitoring of each Fund’s submanager and other third-party service providers. They also considered Domini’s capabilities and experience in the development and application of environmental and social investment standards and its reputation and leadership in the socially responsible investment community. The Trustees considered the information they had received from Domini concerning the professional experience of its research team. They noted that the senior members of Domini’s research team had years of experience in the development and application of environmental and social investment standards. The terms of each Management Agreement were also reviewed by the Trustees. It was noted that no change to services was proposed. In addition, they considered Domini’s compliance record. The Trustees also noted that, on a regular basis, they receive information from the Trust’s Chief Compliance Officer (CCO) regarding Domini’s compliance policies and procedures, including its Code of Ethics. The Trustees also took into account that the scope of services provided by Domini and the undertakings required of Domini in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market, and other developments. In this regard, they considered Domini’s services with respect to compliance with new and recently adopted regulatory requirements, including with respect to the valuation of portfolio securities and derivatives risk management. They also considered the quality of Domini’s compliance oversight program with respect to the Funds’ service providers, including each Fund’s submanager. They also considered both the investment advisory services and the nature, quality, and extent of the administrative and other non-advisory services, including shareholder servicing and distribution support services that are provided to the Funds and its shareholders by Domini and its affiliates. The Board also considered the significant risks assumed by Domini in connection with the services provided to the Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Funds.

The Trustees noted that Domini administers each Fund’s business and other affairs pursuant to the Management Agreements, and with respect to the Equity Fund, also pursuant to a Sponsorship Agreement, and with respect to the Bond Fund, also pursuant to an Administration Agreement. It was noted that, among other things, Domini provides each Fund with office space, administrative services and personnel as are necessary for operations, and that Domini pays all of the compensation of the officers and the Trustees who are not Independent Trustees. The Trustees considered the quality of the administrative services Domini provided to each Fund, including Domini’s role in coordinating and monitoring the activities of service providers. They noted that they were satisfied with the quality of the management and administrative services provided by Domini to each Fund, particularly Domini’s oversight of each Fund’s submanager and development and application of environmental and social investment standards.

Based on the foregoing, the Trustees concluded that they were satisfied with the nature, quality and extent of services provided by Domini to each Fund under the respective Management Agreement.

Performance Information. The Trustees considered the investment performance of each of the Funds. They considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. Among other performance data considered, the Trustees reviewed the investment performance of the Funds over various time periods based on data provided to them by Domini, including for the 1-, 3-, 5-, and 10-year periods ended December 31, 2023 (or, for the Sustainable Solutions Fund and International Opportunties Fund, which commenced operations in 2020, for the 1-year, 3-year, and since inception periods). The Trustees compared these investment returns to the returns of each Fund’s respective benchmark index for the same periods. The Trustees also compared the investment performance of each Fund for the 1-, 3-, 5-, and 10-year periods ended January 31, 2024 (or, for the Sustainable Solutions Fund and International Opportunites Fund which commenced operations in 2020, for the 1-year and 3-year periods) to the performance of a peer group of socially responsible (SRI) funds and non-SRI Funds, as applicable, as identified by ISS Market Intelligence, an independent third-party data provider.

The Board noted that while it found the data provided by the third-party data provider generally useful, the Board recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the performance peer group. The Board also took into account management’s discussion of the Morningstar categories in which the Funds were placed, including any differences between each Fund’s investment strategy and the strategy of the funds in that Fund’s respective category, as well as compared to the peer group selected by the independent third-party data provider.

Among other performance data considered, the Trustees took into account the following:

Equity Fund

The Trustees considered that, based on data provided by ISS Market Intelligence, the Equity Fund’s Investor shares had outperformed relative to the average performance of the applicable SRI peer group for the 1-, and 5-year periods ended January 31, 2024, and underperformed relative to the average performance of the applicable SRI peer group for the 3- and 10-year periods ended January 31, 2024. The Trustees also noted that the Fund had outperformed relative to the Fund’s benchmark for the 1- year period ended December 31, 2023, and underperformed relative to the Fund’s benchmark for the, 3-, 5- and 10-year periods ended December 31, 2023, and since the change to the Fund’s investment strategy that took effect December 1, 2018.

The Trustees took into account Domini’s discussion of the Fund’s performance relative to its peers and benchmark, and the impact of current and past market conditions on the Fund’s investment style and its performance. The Board also noted the Fund’s more recent relative performance. The Trustees concluded that the Fund’s performance was being monitored and they had continued confidence in Domini’s overall capability to manage the Equity Fund.

Sustainable Solutions Fund

The Trustees noted that the Sustainable Solutions Fund commenced operations on April 1, 2020. The Trustees considered that, based on data provided by ISS Market Intelligence, the Fund’s Investor shares had outperformed relative to the average performance of the applicable SRI peer group for the 1-year period ended January 31, 2024, and underperformed relative to the average performance of the applicable SRI peer group for the 3-year period ended January 31, 2024. The Trustees also noted that the Fund had underperformed relative to the Fund’s benchmark for the 1-year, 3- year, and since inception periods ended December 31, 2023.

The Trustees took into account Domini’s discussion of the Fund’s performance relative to its peers and benchmark, and the impact of current and past market conditions on the Fund’s investment style and its performance. The Board also noted the Fund’s more recent relative performance. The Trustees concluded that the Fund’s performance was being monitored and they had continued confidence in Domini’s overall capability to manage the Sustainable Solutions Fund.

International Opportunities Fund

The Trustees noted that the International Opportunities Fund commenced operations on November 30, 2020. The Trustees considered that, based on data provided by ISS Market Intelligence, the Fund’s Investor shares had outperformed relative to the average performance of the applicable SRI peer group for the 1-year period ended January 31, 2024, and underperformed relative to the average performance of the applicable SRI peer group for the 3-year period ended January 31, 2024. The Trustees also noted that the Fund had outperformed relative to the Fund’s benchmark for the 1-year period and underperformed relative to the Fund’s benchmark for the 3-year and since inception periods ended December 31, 2023. The Board also noted the Fund’s more recent relative performance.

The Trustees took into account Domini’s discussion of the Fund’s performance relative to its peers and benchmark, and the impact of current and past market conditions on the Fund’s investment style and performance. The Board also noted the Fund’s more recent relative performance. The Trustees concluded that the Fund’s performance was being monitored and they had continued confidence in Domini’s overall capability to manage the International Opportunities Fund.

International Equity Fund

The Trustees considered that, based on data provided by ISS Market Intelligence, the International Equity Fund’s Investor shares had outperformed relative to the average performance of the applicable SRI peer group for the 1-, and 3- year periods ended January 31, 2024 and underperformed relative to the average performance of the applicable SRI peer group for the 5-, and 10-year periods ended January 31, 2024. The Trustees also noted that the Fund had outperformed relative to the Fund’s benchmark for the 1- year period ended December 31, 2023, and underperformed relative to the Fund’s benchmark for the 3-, 5-, and 10-year periods ended December 31, 2023.

The Trustees considered Domini’s and Wellington Management’s discussion of the Fund’s performance relative to its peers and benchmark over various periods, including the performance of its quantitative model, the impact of current market conditions on the Fund’s investment style and took into account management’s discussion of the Fund’s performance over the longer term, including any actions taken to address the Fund’s performance. The Board noted the Fund’s relative performance over more recent periods. The Trustees concluded that the Fund’s performance was being monitored and they had continued confidence in Domini’s overall capability to manage the International Equity Fund.

Bond Fund

The Trustees considered that, based on data provided by ISS Market Intelligence, the Bond Fund’s Investor shares had outperformed relative to the average performance of the applicable SRI peer group for the 5-year period ended January 31, 2024, and underperformed relative to the average performance of the applicable SRI peer group for the 1-, 3- and 10-year periods ended January 31, 2024. The Trustees noted that the Bond Fund’s Investor shares had underperformed relative to the average performance of the non-SRI peer group for the 1-, 3-, 5- and 10-year periods ended January 31, 2024. The Trustees also noted that the Fund had outperformed relative to the Fund’s benchmark for the 1- and 5-year periods ended December 31, 2023, and underperformed relative to the Fund’s benchmark for 3- and 10-year periods ended December 31, 2023.

The Trustees considered Domini’s and Wellington Management’s discussion of the Fund’s performance relative to its peers and benchmark, including the factors that contributed to the Fund’s performance including current and past market conditions and the peer group in which it was placed, as well as the Fund’s overall performance history over the longer term, and its more recent relative performance. The Trustees concluded that they had continued confidence in Domini’s overall capability to manage the Bond Fund.

Fees and Other Expenses. The Trustees considered the management fees paid by each Fund to Domini, the submanagement fees paid by Domini to each Fund’s submanager with respect to each Fund and the portion of the fees retained by Domini, in each case in light of the services rendered for those amounts and the risks undertaken by Domini. The Trustees also considered the sponsorship fee rate paid by the Equity Fund to Domini under the Sponsorship Agreement and the administrative fee paid by the Bond Fund to Domini under the Administration Agreement and the services provided under each such agreement.

The Trustees also considered the information provided to them by ISS Market Intelligence including data relating to the level of the each Fund’s management fee (aggregate of any sponsorship or administrative fee, as applicable) versus the aggregate management fee (which includes advisory and administrative fees) for the relevant ISS Market Intelligence peer groups of SRI and non-SRI funds (for the Bond Fund), as applicable, and compared each Fund’s total expense ratio to the total expense ratio of those peers, after giving effect to applicable contractual fee waiver arrangement. The Trustees also considered that Domini (and not the Funds) pays each Fund’s submanager from its advisory fee. The Board also considered the investment advisory fee charged by Domini to any of the Funds having similar investment mandates, if any.

Among other expense data considered, the Trustees took into account the following:

Equity Fund

Based on the information provided by ISS Market Intelligence, the Trustees noted that the aggregate management fees for the Equity Fund were the same as the median and lower than the average aggregate management fees of the Fund’s SRI peer group. They also considered that the total expense ratio of the Equity Fund’s Investor shares was higher than the median and average total expense ratios of the SRI peer group, after giving effect to the applicable contractual expense waiver arrangements.

Sustainable Solutions Fund

Based on the information provided by ISS Market Intelligence, the Trustees considered that the aggregate management fees for the Sustainable Solutions Fund were higher than the median and average aggregate management fees of the Fund’s SRI peer group. They also noted that the total expense ratio of the Sustainable Solutions Fund’s Investor shares was higher than the median and average total expense ratios of the SRI peer group, after giving effect to the applicable contractual expense waiver arrangements.

International Opportunities Fund

Based on the information provided by ISS Market Intelligence, the Trustees considered that the aggregate management fees for the International Opportunities Fund were higher than the median and average aggregate management fees of the Fund’s SRI peer group. They also noted that the total expense ratio of the International Opportunities Fund’s Investor shares was higher than the median and average total expense ratios of the SRI peer group, after giving effect to the applicable contractual expense waiver arrangements.

International Equity Fund

Based on the information provided by ISS Market Intelligence, the Trustees considered that the aggregate management fees for the International Equity Fund were higher than the median and average aggregate management fees of the Fund’s SRI peer group. They also noted that the total expense ratio of the International Equity Fund’s Investor shares was higher than the median and average total expense ratios of the SRI peer group, after giving effect to the applicable contractual expense waiver arrangements.

Bond Fund

Based on the information provided by ISS Market Intelligence, the Trustees considered that the aggregate management fees for the Bond Fund were higher than the median and average aggregate management fees of the relevant SRI and non-SRI peer groups. They also noted that the total expense ratio of the Bond Fund’s Investor shares was higher than the median and average total expense ratios of the SRI and non-SRI peer groups, in each case after giving effect to the applicable contractual expense waiver arrangements.

The Board took into account management’s discussion of each Funds’ expenses, including the differences between the amount of those expenses and the expenses borne by the funds in the Fund’s peer group, as well as the impact of the size of the Domini Fund complex on expenses relative to the expenses of the funds in the Fund’s peer group. The Board also took into account the level and type of services provided by Domini to the Funds. The Board also noted management’s discussion of the management fee structure with respect to each Fund and considered that Domini was waiving and/or reimbursing certain expenses for each of the Funds. The Board also took into account other comparative data compiled from Morningstar related to the Funds’ fees and expenses.

Based on the foregoing, the Trustees concluded that management fees payable by each of the Funds were fair and reasonable in relation to the nature and quality of services provided and supported approval of the continuance of the Management Agreement with respect to each Fund.

Costs of Services Provided and Profitability. The Trustees reviewed information provided to them by Domini concerning the costs borne by and profitability of Domini in respect of its management relationship with each Fund and sponsorship relationship with the Equity Fund and administrative relationship with the Bond Fund for the 2023 calendar year, along with a description of the methodology used by Domini in preparing the profitability information. The Trustees also reviewed the financial results realized by Domini in connection with the operations of each Fund for December 31, 2023. The Trustees also noted that Domini paid the submanagement fees for each of the Funds out of the management fees that it received from each Fund. The Trustees also considered that Domini had entered into expense limitation arrangements with respect to the Funds. The Board also took into account the risks that Domini assumes as each Fund’s Adviser, including entrepreneurial, operational, reputational, litigation and regulatory risk. The Trustees concluded that they were satisfied that the level of profitability of Domini and its affiliates, if any, with respect to the services provided to each Fund was not excessive in view of the nature, quality and extent of services provided.

Economies of Scale. The Trustees also considered whether economies of scale would be realized by Domini as each Fund’s assets increased and the extent to which such economies of scale were reflected in the fees charged with respect to each Fund under the Management Agreements. The Trustees noted that there were breakpoints in the fee schedules with respect to each Fund. The Trustees concluded that breakpoints were an effective way to share economies of scale and that this was a positive factor in support of the approval of the continuance of the Management Agreement with respect to each Fund.

Other Benefits. The Trustees considered the other benefits that Domini and its affiliates receive from their relationship with each Fund. The Trustees also considered the fees payable to Domini under the Sponsorship Agreement and Administration Agreement. The Trustees considered the brokerage practices of Domini and noted that, based on information provided to them, Domini does not currently receive the benefits of soft dollar commissions with respect to the Funds. The Trustees also considered the intangible benefits that may accrue to Domini and its affiliates by virtue of their relationship with the Funds. The Trustees concluded that the benefits received by Domini and its affiliates were reasonable in the context of the relationship between Domini and each of the Funds, and supported the approval of the continuance of the Management Agreement with respect to each Fund.

APPROVAL OF THE SUBMANAGEMENT AGREEMENTS

The primary factors and the conclusions regarding the Submanagement Agreements with respect to each Fund are described below. The Trustees did not identify any particular information or factor that was all-important or controlling, and each Trustee may have weighed certain factors differently. The Trustees noted that the evaluation process with respect to SSGA, Wellington Management, and the Submanagement Agreements is an ongoing one. In evaluating the Submanagement Agreements, the Trustees took into account their knowledge of SSGA and Wellington Management, and each of their services and the Funds resulting from the Trustees meetings and other information and interactions in past years, including quarterly performance reports containing reviews of investment results and prior presentations from the Adviser and the submanagers with respect to the Funds. The Trustees also took into account the recommendations and performance evaluations of Domini with respect to SSGA and Wellington Management and considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry).

Throughout the process, the Board asked questions of and requested additional information from management. The Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Submanagement Agreements and discussed the proposed continuation of the Submanagement Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Nature, Quality, and Extent of Services Provided. The Trustees reviewed information and materials provided by SSGA and Wellington Management related to the applicable Submanagement Agreement with respect to each Fund, including the Submanagement Agreement, SSGA’s and Wellington Management’s Form ADV, a description of each firm and its organizational and management structure, its operational history and its legal and regulatory history, the manner in which investment decisions are made and executed, the financial condition of SSGA and Wellington Management and each firm’s ability to provide the services required under the applicable Submanagement Agreement, an overview of the personnel that perform services for each Fund, and SSGA and Wellington Management’s compliance policies and procedures. The Board also considered SSGA’s and Wellington Management’s risk management processes and its policies and procedures with respect to cybersecurity, business continuity, and disaster recovery.

The Trustees reviewed the terms of each Submanagement Agreement and considered the scope and quality of the services provided by SSGA and Wellington Management to each Fund under the respective Submanagement Agreement. The Trustees noted that pursuant to each Submanagement Agreement, Domini, subject to the direction of the Board, is responsible for providing advice and guidance with respect to each Fund and for managing the investment of the assets of each Fund, which it does including by engaging and overseeing the activities of SSGA and Wellington Management, as applicable. It was noted, with respect to the Equity Fund, Sustainable Solutions Fund, and International Opportunites Fund, that Domini applies its environmental and social standards to select such Fund’s investments and that SSGA, the Fund’s submanager, purchases and sells securities to implement Domini’s selections and for managing the amount of the Fund’s assets to be held in short-term investments. It was noted with respect to the International Equity Fund and Bond Fund, that Domini applies its environmental and social standards to a universe of securities provided by Wellington Management with respect to each Fund and that Wellington Management provides the day-to-day portfolio management of each Fund, including making purchases and sales of securities consistent with each Fund’s investment objective and policies and Domini’s environmental and social standards.

The Trustees then considered the professional experience, tenure, and qualifications of the portfolio management team of each Fund and the other senior personnel at SSGA and Wellington Management. They also reviewed SSGA and Wellington Management’s compliance record. The Trustees also noted that, on a regular basis, it receives information from the Trust’s Chief Compliance Officer (CCO) regarding SSGA and Wellington Management’s compliance policies and procedures, including its Code of Ethics. They noted SSGA and Wellington Management’s implementation of new and recently adopted regulatory requirements, including with respect to the valuation of portfolio securities and derivatives risk management, as applicable. The Trustees noted that there were no material changes to the teams providing services to each Fund. The Trustees also received information with respect to SSGA and Wellington Management’s brokerage policies and practices, including with respect to best execution and soft dollars. The terms of the Submanagement Agreements were also reviewed by the Trustees.

Based on the foregoing, the Trustees concluded that they were satisfied with the nature, quality, and extent of services provided by SSGA and Wellington Management to each Fund under the applicable Submanagement Agreement.

Performance Information. As noted in Exhibit A, the Trustees considered the investment performance of each Fund over various time periods based on data provided by Domini including for the 1-, 3-, 5-, and 10-year periods ended December 31, 2023 (or, for the Sustainable Solutions Fund and International Opportunties Fund, which commenced operations in 2020, for the 1-year, 3-year, and since inception periods). This information was compared to performance information with respect to each Fund’s respective benchmark. The Trustees also compared the investment performance of Investor Shares of each Fund for the 1-, 3-, 5-, and 10-year periods ended January 31, 2024 (or, for the Sustainable Solutions Fund and International Opportunities Fund, which commenced operations in 2020, for the 1-year and 3-year periods), to the performance of a peer group of socially responsible (SRI) funds and non-SRI Funds, as applicable, as identified by ISS Market Intelligence, an independent third-party data provider. The Trustees also took into account Domini’s evaluation of SSGA’s and Wellington Management’s performance with respect to each Fund.

The Trustees concluded that they had continued confidence in SSGA’s and Wellington Management’s overall capability to manage the respective Funds for which they served as Submanager.

Fees and Other Expenses. The Trustees considered the submanagement fees paid by Domini to SSGA and Wellington Management under the Submanagement Agreement with respect to each Fund. The Trustees noted that each Submanagement Agreement had been negotiated at arms-length between Domini and SSGA or Wellington Management, as applicable. The Trustees noted SSGA’s representation that it does not manage any other client portfolios that have similar investment objectives and strategies to the Equity Fund, the Sustainable Solutions Fund, or the International Opportunities Fund because of the unique investment approach applied to such Funds (combining investment selection from Domini and trade implementation and management of short-term investments by SSGA). The Trustees noted Wellington Management’s representation that it does not manage any other client portfolios that have similar investment objectives and strategies to the International Equity Fund or the Bond Fund because of the unique investment approach applied to such Funds (combining proprietary analysis from Domini and Wellington Management). The Trustees also compared SSGA’s and Wellington Management’s fee with respect to each Fund against the other Funds and took into account the different investment strategies of each Fund. The Trustees also noted the comparative sub-advisory fee information, as available, in the report provided by ISS Market Intelligence with respect to each Fund. The Trustees noted that, with respect to each Fund, Domini (and not the applicable Fund) pays SSGA and Wellington Management from its management fee and that they had reviewed the management fee and comparative fee information in connection with their consideration of the Management Agreement with respect to each Fund.

The Trustees determined, based on the nature and quality of the services provided by SSGA and Wellington Management, and in light of the preceding factors, that the fees paid by Domini to SSGA and Wellington Management with respect to each Fund were fair and reasonable in relation to the nature and quality of services provided and supported approval of the continuance of the Submanagement Agreement with respect to each Fund.

Costs of Services Provided and Profitability.

Equity Fund, Sustainable Solutions Fund, and International Opportunities Fund

The Trustees reviewed financial information provided by SSGA, including a summary profitability statement which identified the revenues and expenses generated by the Funds as separate items. Based on the allocation methodology described and information provided, the Trustees concluded that they were satisfied that SSGA’s level of profitability with respect to services provided to the Fund was not excessive. However, the Board also took into account that each Submanagement Agreement was negotiated on an arms-length basis and that Domini, and not the Funds, pays the submanagement fees to SSGA from its advisory fee and that, therefore, the costs of the services provided and the profitability realized by SSGA was not a material factor in the Board consideration.

International Equity Fund and Bond Fund

The Trustees reviewed financial information provided by Wellington Management, including a pro-forma income statement. Based on the information provided, the Trustees concluded that they were satisfied that Wellington Management’s level of profitability with respect to services provided to that Fund was not excessive. However, the Board also took into account that the Submanagement Agreements were negotiated on an arms-length basis and that Domini, and not the Funds, pays the submanagement fees to Wellington Management from its advisory fee and that, therefore, the costs of the services provided and the profitability realized by Wellington Management was not a material factor in the Board consideration.

Economies of Scale. The Trustees also considered whether economies of scale would be realized by SSGA and Wellington Management as the assets in each Fund increased and the extent to which economies of scale were reflected in the fee schedule for that Fund under each Submanagement Agreement. The Trustees noted that the submanagement fees are paid by Domini and not the Fund. However, the Trustees noted the breakpoints in fees payable under each Submanagement Agreement with respect to each Fund, as well as breakpoints in the fees payable to Domini under the Management Agreement for each Fund, and concluded that such breakpoints were an effective way to share economies of scale with shareholders as the assets in each Fund grew and supported the approval of the applicable Submanagement Agreement.

Other Benefits. The Trustees considered the other benefits that SSGA and Wellington Management and their respective affiliates received from their relationship with the Funds. The Board noted that one of SSGA’s affiliates currently serves as the Funds’ Custodian. The Board noted that none of Wellington Management or any of its affiliates provided any other services to the Funds. The Trustees also considered the brokerage practices of SSGA and Wellington Management, including each entity’s use of soft dollar arrangements. In addition, the Trustees considered the intangible benefits that accrued to SSGA and Wellington Management and their respective affiliates by virtue of their relationship with the Funds.

The Trustees concluded that the benefits received by SSGA, Wellington Management, and their respective affiliates were reasonable in the context of the relationship between SSGA or Wellington Management, and each applicable Fund, and supported the approval of the Submanagement Agreement with respect to each Fund.

******

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Agreements would be in the best interest of the respective Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, respectively, for an additional one-year period.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7 for matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the Registrant during the period covered by the report to the Registrant’s Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Basis for Approval of Advisory Contracts is included as part of the financial statements included above in Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Carole M. Laible, the registrant’s President and Principal Executive Officer, and Charles Rizzo, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Laible and Mr. Rizzo determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in this report on Form N-CSR is accumulated and communicated to the registrant’s management, including the Ms. Laible and Mr. Rizzo, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1)	The Code of Ethics referred to in Item 2 is filed herewith.

(a)(2)	Not applicable

(a)(3)	Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(4)	Not applicable

(b)

A certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the President (Principal Executive Officer) and the Treasurer (Principal Financial Officer) of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INVESTMENT TRUST

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: October 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: October 7, 2024

By:	/s/ Charles Rizzo
Christina Povall
Treasurer (Principal Financial Officer)

Date: October 7, 2024